UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.809539.107

ATB-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 24.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 268,313
Nonconvertible Bonds - 24.5%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	2,731,200
Dana Holding Corp.:
6.5% 2/15/19		2,755,000	2,672,350
6.75% 2/15/21		3,675,000	3,564,750
Delphi Corp.:
5.875% 5/15/19 (e)		1,685,000	1,685,000
6.125% 5/15/21 (e)		1,615,000	1,615,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,505,000
7.75% 8/15/18		1,400,000	1,435,000
			15,208,300
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	586,500
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (e)		3,090,000	2,634,225
8.25% 6/15/21 (e)		4,610,000	3,918,500
Ford Motor Co. 7.45% 7/16/31		5,655,000	6,630,488
			13,769,713
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,217,350
6.5% 5/20/21		790,000	766,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,596,200
			3,579,850
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,191,300
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		2,570,000	2,570,000
Chukchansi Economic Development Authority 8% 11/15/13 (e)		325,000	183,625
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (e)		3,590,000	3,616,925
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.: - continued
11.5% 1/15/17 pay-in-kind (e)(k)		$ 1,902,794	$ 1,796,845
FelCor Lodging LP 6.75% 6/1/19		4,675,000	4,347,750
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,737,188
Host Marriott LP 6.375% 3/15/15		250,000	254,375
ITT Corp. 7.375% 11/15/15		250,000	277,188
MGM Mirage, Inc.:
6.625% 7/15/15		7,475,000	7,026,500
7.5% 6/1/16		4,130,000	3,913,175
7.625% 1/15/17		5,355,000	5,033,700
11.375% 3/1/18		2,460,000	2,669,100
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(k)		1,595,000	1,339,800
NCL Corp. Ltd. 9.5% 11/15/18		1,125,000	1,186,875
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	489,971
yankee:
7.25% 6/15/16		3,985,000	4,303,800
7.5% 10/15/27		3,070,000	3,008,600
Times Square Hotel Trust 8.528% 8/1/26 (e)		871,284	922,120
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	871,220
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,045,175
			46,593,932
Household Durables - 0.1%
KB Home 7.25% 6/15/18		1,430,000	1,201,200
Lennar Corp.:
6.95% 6/1/18		4,640,000	4,500,800
12.25% 6/1/17		1,135,000	1,339,300
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		2,125,000	2,273,750
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	6,040,350
10.75% 9/15/16		2,370,000	2,417,400
			17,772,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		$ 2,630,000	$ 2,498,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	613,744
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,328,050
8.625% 9/15/17		3,505,000	3,653,963
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)(k)		2,835,000	2,810,194
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		10,180,000	10,383,600
Checkout Holding Corp. 0% 11/15/15 (e)		800,000	392,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,581,419
5.15% 3/1/20		435,000	483,332
5.7% 5/15/18		14,629,000	16,597,449
6.4% 3/1/40		4,490,000	5,162,934
6.45% 3/15/37		2,196,000	2,490,929
6.55% 7/1/39		9,000,000	10,413,549
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,675,283
CSC Holdings LLC:
6.75% 11/15/21 (e)		2,260,000	2,254,350
8.625% 2/15/19		1,350,000	1,505,250
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,457,854
6.35% 6/1/40		6,392,000	7,380,242
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (e)		690,000	448,500
Insight Communications, Inc. 9.375% 7/15/18 (e)		2,030,000	2,293,900
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)		660,000	663,300
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,684,127
5.15% 4/30/20		11,614,000	12,558,752
6.4% 4/30/40		18,278,000	20,936,882
News America Holdings, Inc. 7.75% 12/1/45		663,000	766,510
News America, Inc.:
6.15% 3/1/37		4,759,000	4,982,364
6.15% 2/15/41		13,539,000	14,494,136
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		$ 2,770,000	$ 2,908,500
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (e)		2,915,000	2,332,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,102,560
7.75% 3/15/16		2,485,000	2,528,488
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,122,746
5.85% 5/1/17		7,607,000	8,565,535
6.2% 7/1/13		2,898,000	3,117,871
6.75% 7/1/18		13,763,000	15,991,299
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,221,969
5.375% 10/15/41		3,115,000	3,115,716
5.875% 11/15/16		368,000	422,727
6.2% 3/15/40		11,792,000	12,854,896
6.5% 11/15/36		9,243,000	10,376,340
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	845,750
Univision Communications, Inc.:
6.875% 5/15/19 (e)		1,300,000	1,205,750
8.5% 5/15/21 (e)		4,695,000	3,920,325
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	985,050
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,181,675
6.75% 10/5/37		1,460,000	1,700,342
			234,010,652
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		1,500,000	1,158,750
Specialty Retail - 0.2%
AutoNation, Inc. 6.75% 4/15/18		1,105,000	1,140,913
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (e)		2,414,000	2,323,475
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,312,613
Lowe's Companies, Inc. 3.8% 11/15/21		7,730,000	7,717,276
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		5,260,000	5,588,750
Sally Holdings LLC 6.875% 11/15/19 (e)		725,000	733,193
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 580,040
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,095,625
			25,491,885
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,437,500
TOTAL CONSUMER DISCRETIONARY			361,214,682
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,601,609
5.375% 11/15/14		1,207,000	1,344,691
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,088,773
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	3,991,108
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	348,767
5.875% 1/15/36		16,159,000	16,120,622
6.375% 6/15/14		3,374,000	3,692,651
			35,419,971
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	118,963
8% 5/1/31		765,000	613,913
BFF International Ltd. 7.25% 1/28/20 (e)		800,000	880,000
Rite Aid Corp.:
8.625% 3/1/15		380,000	353,400
9.375% 12/15/15		955,000	861,888
9.5% 6/15/17		3,945,000	3,392,700
SUPERVALU, Inc. 8% 5/1/16		865,000	865,000
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,461,875
			10,547,739
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	11,097,250
Gruma SAB de CV 7.75% (Reg. S) (f)		1,185,000	1,173,150
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 11,798,231
6.125% 2/1/18		10,623,000	12,262,671
6.5% 8/11/17		10,238,000	12,000,093
6.75% 2/19/14		540,000	603,418
MHP SA 10.25% 4/29/15 (e)		985,000	876,650
			49,811,463
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,188,900
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	369,875
9.7% 11/10/18		23,631,000	30,925,913
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,892,809
5.65% 5/16/18		7,161,000	8,320,445
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,218,506
7.25% 6/15/37		5,056,000	5,631,985
			59,359,533
TOTAL CONSUMER STAPLES			157,327,606
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
Calfrac Holdings LP 7.5% 12/1/20 (e)		3,570,000	3,462,900
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,260,000
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	11,709,573
5.35% 3/15/20 (e)		8,816,000	9,435,386
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,056,364
5% 10/1/21		7,366,000	7,320,161
6.5% 4/1/20		738,000	810,965
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,268,000
Exterran Holdings, Inc. 7.25% 12/1/18 (e)		6,485,000	6,225,600
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,478,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc. 8% 9/1/17		$ 1,605,000	$ 1,637,100
Noble Holding International Ltd. 3.45% 8/1/15		632,000	661,495
Oil States International, Inc. 6.5% 6/1/19		2,850,000	2,828,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,233,775
Precision Drilling Corp.:
6.5% 12/15/21 (e)		170,000	170,000
6.625% 11/15/20		1,890,000	1,908,900
SESI LLC 7.125% 12/15/21 (e)(g)		2,980,000	3,054,500
Transocean, Inc.:
5.05% 12/15/16		7,572,000	7,564,882
6.375% 12/15/21		9,999,000	9,993,601
7.35% 12/15/41		1,890,000	1,889,924
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,286,331
5.15% 3/15/13		2,840,000	2,959,098
			93,215,880
Oil, Gas & Consumable Fuels - 3.2%
Afren PLC 11.5% 2/1/16 (e)		520,000	504,400
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	542,126
6.375% 9/15/17		19,790,000	22,668,159
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,580,000	1,572,100
9.375% 12/1/17		2,915,000	3,089,900
BW Group Ltd. 6.625% 6/28/17 (e)		1,748,000	1,586,747
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,871,555
5.7% 5/15/17		16,295,000	18,946,180
Chesapeake Energy Corp.:
6.125% 2/15/21		3,040,000	3,040,000
6.875% 11/15/20		2,635,000	2,766,750
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (e)		676,000	655,720
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)		545,000	501,400
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,062,290
5.75% 2/1/19		2,930,000	3,470,143
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17		$ 3,515,000	$ 3,761,050
8.25% 4/1/20		650,000	702,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)		800,000	784,000
Denbury Resources, Inc. 6.375% 8/15/21		1,935,000	1,944,675
DTEK Finance BV 9.5% 4/28/15 (e)		800,000	768,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,051,611
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,656,949
6.45% 11/3/36 (e)		1,801,000	2,046,646
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,312,611
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,565,959
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,913,317
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,230,425
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,454
5.65% 4/1/13		697,000	732,094
EQT Corp. 4.875% 11/15/21		5,066,000	5,012,675
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		1,650,000	1,633,500
Frontier Oil Corp.:
6.875% 11/15/18		485,000	485,000
8.5% 9/15/16		1,950,000	2,042,625
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,940,184
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	256,741
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		850,000	884,000
7% 5/5/20 (e)		1,635,000	1,765,800
8.375% 7/2/13 (e)		1,420,000	1,501,650
9.125% 7/2/18 (e)		1,855,000	2,216,725
11.75% 1/23/15 (e)		1,860,000	2,227,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,543,650
7.75% 2/1/21		1,950,000	1,950,000
8.625% 4/15/20		2,685,000	2,805,825
Marathon Petroleum Corp. 5.125% 3/1/21		6,178,000	6,289,019
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		2,120,000	2,146,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		$ 10,834,000	$ 11,626,897
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,805,663
6.85% 1/15/40 (e)		5,937,000	7,486,563
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,142,875
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,217,351
5.875% 3/10/35		240,000	231,204
6.2% 7/30/19		603,000	686,268
6.4% 5/15/37		4,379,000	4,471,502
NGPL PipeCo LLC 6.514% 12/15/12 (e)		10,209,000	10,311,090
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		955,000	909,638
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	292,500
8.125% 3/30/18		2,530,000	1,796,300
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,213,230
Pan American Energy LLC 7.875% 5/7/21 (e)		4,370,000	4,370,000
Peabody Energy Corp. 6% 11/15/18 (e)		1,495,000	1,483,788
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	703,050
6.625% 6/15/35		945,000	1,034,775
Petro-Canada:
6.05% 5/15/18		3,850,000	4,513,671
6.8% 5/15/38		8,950,000	10,698,642
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,339,488
5.75% 1/20/20		18,708,000	19,419,203
6.875% 1/20/40		470,000	519,350
7.875% 3/15/19		10,517,000	12,299,547
8.375% 12/10/18		495,000	591,195
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,406,100
7.25% 8/15/18		1,330,000	1,489,600
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,305,375
5% 10/28/15		380,000	266,000
5.375% 4/12/27		5,085,000	2,453,513
5.5% 4/12/37		2,670,000	1,248,225
8% 11/17/13		975,000	921,375
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 6,055,000	$ 4,526,113
12.75% 2/17/22 (e)		3,580,000	2,917,700
Petroleos Mexicanos:
5.5% 1/21/21		12,069,000	12,823,313
6% 3/5/20		1,108,000	1,221,570
6.5% 6/2/41		350,000	378,000
6.5% 6/2/41 (e)		15,185,000	16,361,838
6.625% (e)(f)		2,565,000	2,571,413
8% 5/3/19		420,000	517,650
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		608,125	589,881
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,111,550
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,192,024
4.25% 9/1/12		485,000	495,891
5% 2/1/21		5,217,000	5,531,236
6.125% 1/15/17		6,185,000	6,949,008
PT Adaro Indonesia 7.625% 10/22/19 (e)		500,000	530,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		815,000	810,925
6.5% 5/27/41 (e)		595,000	595,000
Quicksilver Resources, Inc.:
7.125% 4/1/16		4,415,000	4,271,513
11.75% 1/1/16		2,255,000	2,536,875
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,862,494
5.5% 9/30/14 (e)		6,670,000	7,170,250
5.832% 9/30/16 (e)		1,299,465	1,390,428
6.332% 9/30/27 (e)		1,840,000	1,958,367
6.75% 9/30/19 (e)		4,366,000	5,217,370
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,589,482
Schlumberger Investment SA 3.3% 9/14/21 (e)		7,355,000	7,422,247
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,858,500
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	391,442
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	337,015
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,793,939
4.6% 6/15/21		2,694,000	2,760,838
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 11,154,000	$ 13,050,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)		685,000	685,000
7.875% 10/15/18		2,205,000	2,249,100
Teekay Corp. 8.5% 1/15/20		675,000	642,938
Venoco, Inc. 8.875% 2/15/19		1,745,000	1,587,950
Western Gas Partners LP 5.375% 6/1/21		14,766,000	14,825,802
Williams Partners LP 4.125% 11/15/20		2,399,000	2,415,925
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	957,938
6% 1/15/22 (e)		1,535,000	1,523,488
XTO Energy, Inc.:
4.9% 2/1/14		267,000	290,550
5% 1/31/15		1,749,000	1,971,041
5.65% 4/1/16		1,200,000	1,423,354
YPF SA 10% 11/2/28		445,000	487,275
			434,026,740
TOTAL ENERGY			527,242,620
FINANCIALS - 9.3%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,796,842
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,105,585
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,040,200
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	9,997,820
5.25% 7/27/21		27,721,000	25,582,020
5.625% 1/15/17		3,200,000	3,104,438
5.95% 1/18/18		4,975,000	4,941,956
6.75% 10/1/37		9,643,000	8,578,827
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,837,612
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,375,491
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,049,473
7.125% 5/15/15		1,717,000	1,844,644
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		$ 13,533,000	$ 13,494,472
6.11% 1/29/37		4,768,000	3,695,381
6.4% 8/28/17		7,843,000	7,510,441
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,585,600
5.5% 7/28/21		26,091,000	22,745,168
5.625% 9/23/19		12,714,000	11,098,724
6% 4/28/15		1,414,000	1,375,258
6.625% 4/1/18		16,118,000	15,161,510
			173,921,462
Commercial Banks - 1.6%
African Export-Import Bank 8.75% 11/13/14		490,000	524,300
Akbank T.A.S. 5.125% 7/22/15 (e)		1,265,000	1,215,981
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	555,750
6.5% 6/10/19 (e)		325,000	366,763
Bank of America NA:
5.3% 3/15/17		6,601,000	5,789,051
6.1% 6/15/17		382,000	338,878
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,324,175
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,202,250
CIT Group, Inc.:
7% 5/1/15		117	116
7% 5/4/15 (e)		5,689,000	5,575,220
7% 5/1/16		861	850
7% 5/2/16 (e)		3,596,000	3,488,120
7% 5/2/17 (e)		6,459,000	6,265,230
Credit Suisse New York Branch 6% 2/15/18		16,785,000	16,252,916
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		895,000	917,375
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,779,125
Discover Bank:
7% 4/15/20		2,458,000	2,515,382
8.7% 11/18/19		12,480,000	13,933,708
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	783,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.25% 2/10/14 (e)		$ 565,000	$ 593,350
5.5% 10/17/12		2,813,000	2,885,843
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	5,966,216
4.5% 6/1/18		798,000	772,680
8.25% 3/1/38		4,667,000	5,598,617
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,371,501
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,670,080
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	4,842,085
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,417,063
9.25% 10/16/13 (e)		1,285,000	1,352,463
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,156,322
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,097,602
KeyBank NA:
5.45% 3/3/16		3,939,000	4,211,118
5.8% 7/1/14		9,490,000	10,131,657
6.95% 2/1/28		1,977,000	2,153,673
KeyCorp. 5.1% 3/24/21		5,572,000	5,641,589
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (k)		720,797	719,368
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,718,509
5% 1/17/17		13,700,000	14,375,492
5.25% 9/4/12		3,162,000	3,261,473
PrivatBank 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		240,000	135,600
Regions Bank:
6.45% 6/26/37		10,658,000	8,739,560
7.5% 5/15/18		6,622,000	6,357,120
Regions Financial Corp.:
0.5281% 6/26/12 (k)		338,000	328,584
5.75% 6/15/15		2,005,000	1,917,281
7.75% 11/10/14		6,404,000	6,484,050
RSHB Capital SA 6% 6/3/21 (e)		555,000	491,175
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,525,076
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		$ 1,335,000	$ 907,800
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	521,700
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (e)(k)		945,000	850,500
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		910,000	872,235
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)		2,162,000	1,919,493
UnionBanCal Corp. 5.25% 12/16/13		826,000	850,683
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,800,000	2,786,000
Wachovia Bank NA:
4.8% 11/1/14		372,000	394,152
4.875% 2/1/15		1,756,000	1,841,607
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,523,755
5.75% 6/15/17		2,933,000	3,306,617
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,156,500
3.676% 6/15/16		4,301,000	4,500,089
3.75% 10/1/14		4,016,000	4,246,872
			223,421,340
Consumer Finance - 0.7%
Ally Financial, Inc. 3.6492% 2/11/14 (k)		2,895,000	2,605,500
Discover Financial Services:
6.45% 6/12/17		10,366,000	10,701,910
10.25% 7/15/19		11,672,000	13,811,209
Ford Motor Credit Co. LLC:
3.875% 1/15/15		5,780,000	5,665,492
5% 5/15/18		5,670,000	5,571,915
5.875% 8/2/21		3,490,000	3,565,764
12% 5/15/15		3,440,000	4,205,400
General Electric Capital Corp.:
2.25% 11/9/15		314,000	310,892
4.625% 1/7/21		5,706,000	5,661,927
5.625% 9/15/17		5,858,000	6,427,925
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.625% 5/1/18		$ 25,000,000	$ 27,304,175
6.375% 11/15/67 (k)		9,000,000	8,679,375
HSBC Finance Corp. 5.9% 6/19/12		578,000	590,307
			95,101,791
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,025,000
Bank of America Corp. 5.75% 12/1/17		27,955,000	25,482,995
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,425,000	1,264,688
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,170,522
3.625% 5/8/14		711,000	746,043
4.5% 10/1/20		650,000	698,942
4.742% 3/11/21		8,800,000	9,709,480
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,655,000	2,820,938
Capital One Capital V 10.25% 8/15/39		5,267,000	5,464,513
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	3,830,906
7% 1/15/19		8,610,000	8,653,050
7.25% 10/30/17		3,380,000	3,456,050
7.375% 6/1/20 (g)		1,225,000	1,225,000
7.875% 4/30/18		865,000	896,356
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,227,150
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	11,614,455
4.75% 5/19/15		32,881,000	33,040,374
5.5% 4/11/13		13,549,000	13,877,739
6.125% 5/15/18		8,677,000	9,034,371
6.5% 8/19/13		13,174,000	13,709,022
City of Buenos Aires 12.5% 4/6/15 (e)		3,155,000	3,186,550
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (e)		550,000	541,750
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		1,500,000	1,511,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		3,715,000	3,831,094
8% 1/15/18		4,960,000	5,059,200
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	821,875
Indo Energy Finance BV 7% 5/7/18 (e)		525,000	519,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16		$ 13,000,000	$ 12,799,930
3.4% 6/24/15		642,000	652,190
4.35% 8/15/21		13,339,000	13,008,366
4.95% 3/25/20		17,148,000	17,640,816
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,415,000	9,320,850
Offshore Group Investment Ltd. 11.5% 8/1/15		3,475,000	3,770,375
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,842,506
5.5% 1/15/14 (e)		867,000	886,053
5.7% 4/15/17 (e)		2,115,000	2,137,569
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		915,000	915,000
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		3,000,000	3,097,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 5/15/18 (e)		970,000	875,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		3,760,000	3,778,800
9.875% 8/15/19 (e)		1,670,000	1,523,875
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		1,145,000	1,067,713
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	317,059
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		878,000	873,610
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,688,637
5.15% 3/15/20		3,761,000	4,138,134
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,489,680
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	382,950
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,156,275
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (e)		605,000	603,488
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		5,768,176	4,210,648
WM Finance Corp. 11.5% 10/1/18 (e)		755,000	739,900
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)		5,755,000	5,280,213
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,622,810
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)		$ 3,125,000	$ 2,781,250
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,885,000	1,866,150
			281,886,835
Insurance - 1.5%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,680,504
6.2% 5/16/14		6,893,000	7,692,202
American International Group, Inc. 4.875% 9/15/16		12,796,000	11,969,263
Aon Corp.:
3.125% 5/27/16		11,274,000	11,301,576
3.5% 9/30/15		4,451,000	4,544,182
5% 9/30/20		3,854,000	4,108,325
6.25% 9/30/40		3,160,000	3,736,008
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,481,470
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	585,314
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,784,640
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	191,177
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		11,772,000	11,149,579
6.5% 3/15/35 (e)		1,741,000	1,667,822
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,483,906
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,202,304
5% 6/15/15		1,163,000	1,261,160
5.875% 2/6/41		3,113,000	3,308,213
6.125% 12/1/11		990,000	990,000
6.75% 6/1/16		7,610,000	8,640,638
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	584,243
5.125% 6/10/14 (e)		6,751,000	7,247,469
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,900,215
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,397,057
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		5,682,000	6,438,132
Pacific Life Global Funding 5.15% 4/15/13 (e)		12,118,000	12,689,970
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,399,741
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (e)		$ 6,323,000	$ 6,643,127
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,160,930
4.5% 11/16/21		8,000,000	7,762,472
4.75% 9/17/15		11,000,000	11,548,031
5.15% 1/15/13		2,966,000	3,079,349
5.8% 11/16/41		8,000,000	7,689,344
7.375% 6/15/19		3,230,000	3,704,096
8.875% 6/15/38 (k)		1,915,000	2,144,800
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)		320,000	296,939
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,388,445
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,711,625
Unum Group:
5.625% 9/15/20		5,753,000	5,972,339
7.125% 9/30/16		587,000	673,119
			208,209,726
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	380,306
5.5% 1/15/12		2,071,000	2,079,626
BRE Properties, Inc. 5.5% 3/15/17		661,000	703,958
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,262,056
5.875% 11/30/12		670,000	690,375
Developers Diversified Realty Corp.:
4.75% 4/15/18		8,570,000	8,014,090
5.375% 10/15/12		5,101,000	5,138,931
7.5% 4/1/17		5,574,000	6,050,728
7.875% 9/1/20		323,000	349,301
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,132,338
5.875% 8/15/12		1,017,000	1,041,449
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,439,684
6% 9/15/17		890,000	908,332
6.25% 12/15/14		6,140,000	6,457,561
6.25% 1/15/17		494,000	514,156
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 460,607
5.9% 4/1/20		2,504,000	2,673,250
6% 7/15/12		3,658,000	3,730,622
6.2% 1/15/17		620,000	683,480
HMB Capital Trust V 3.9471% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,478,980
6.25% 6/15/17		1,232,000	1,294,883
6.65% 1/15/18		867,000	922,711
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,751,200
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		3,190,000	3,118,225
7% 1/15/16		3,060,000	3,113,550
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	999,697
8.625% 1/15/12		250,000	251,599
UDR, Inc. 5.5% 4/1/14		5,222,000	5,523,591
Washington (REIT) 5.25% 1/15/14		322,000	339,791
			66,505,077
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13		2,580,000	2,674,041
BioMed Realty LP:
3.85% 4/15/16		11,000,000	10,819,193
6.125% 4/15/20		3,429,000	3,515,404
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,220,848
5.75% 4/1/12		2,972,000	2,997,256
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,165,000	5,203,738
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,808,600
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,039,632
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,056,079
5.25% 3/15/21		5,708,000	5,596,763
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,795,780
5.95% 2/15/17		1,109,000	1,170,788
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13		$ 14,494,000	$ 15,155,129
6.5% 1/15/18		3,795,000	4,074,817
6.75% 3/15/20		10,379,000	11,046,795
8.25% 8/15/19		75,000	87,175
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,754,216
5.25% 9/15/14		1,310,000	1,387,718
5.375% 8/1/16		2,768,000	2,984,607
5.5% 10/1/12		3,690,000	3,797,268
5.75% 6/15/17		14,407,000	15,634,174
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	420,750
7.625% 6/1/15		100,000	98,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	645,735
Host Hotels & Resorts LP:
5.875% 6/15/19 (e)		2,150,000	2,166,125
6% 11/1/20		105,000	105,788
6% 10/1/21 (e)		825,000	831,188
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,642,871
5.125% 3/2/15		1,405,000	1,494,573
5.5% 12/15/16		1,891,000	2,026,477
6.625% 10/1/17		4,835,000	5,441,043
Mack-Cali Realty LP 7.75% 8/15/19		700,000	825,060
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,976,358
Realogy Corp. 7.875% 2/15/19 (e)		2,880,000	2,462,400
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,781,961
Regency Centers LP:
4.95% 4/15/14		611,000	639,963
5.25% 8/1/15		2,133,000	2,262,499
5.875% 6/15/17		1,089,000	1,180,034
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,607,675
4.125% 12/1/21		7,287,000	7,266,043
4.2% 2/1/15		3,659,000	3,866,370
Tanger Properties LP:
6.125% 6/1/20		13,473,000	14,676,220
6.15% 11/15/15		1,777,000	1,961,726
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 2,875,000	$ 2,935,088
Ventas Realty LP 6.75% 4/1/17		250,000	259,697
			193,394,165
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
3.75% 7/12/16		5,755,000	5,005,572
5.65% 5/1/18		8,780,000	7,724,495
6.5% 8/1/16		9,000,000	8,696,331
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,716,718
Wrightwood Capital LLC 1.9% 4/20/20		112,350	38,648
			30,181,764
TOTAL FINANCIALS			1,272,622,160
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,568,564
Celgene Corp. 2.45% 10/15/15		613,000	622,828
			12,191,392
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		260,000	245,700
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		12,009,000	12,122,677
Community Health Systems, Inc. 8.875% 7/15/15		1,120,000	1,146,656
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,950,097
6.3% 8/15/14		3,618,000	3,934,825
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,529,325
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,442,421
5.25% 6/15/12		7,157,000	7,314,461
6.25% 6/15/14		2,629,000	2,876,058
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,698,238
7.25% 9/15/20		115,000	116,438
HealthSouth Corp. 7.25% 10/1/18		2,705,000	2,630,613
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)		$ 4,395,000	$ 3,647,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,164,880
4.125% 9/15/20		7,486,000	7,347,711
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,521,950
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	154,160
Tenet Healthcare Corp. 6.25% 11/1/18 (e)		1,650,000	1,617,000
			66,215,360
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	749,250
10.875% 11/15/14		4,115,000	3,868,100
			4,617,350
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (e)		860,000	879,350
7.25% 1/15/22 (e)		860,000	879,350
Mylan, Inc.:
6% 11/15/18 (e)		3,030,000	3,037,575
7.625% 7/15/17 (e)		1,115,000	1,229,288
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,387,500
6.875% 12/1/18 (e)		3,440,000	3,336,800
7% 10/1/20 (e)		255,000	242,250
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	773,496
			14,765,609
TOTAL HEALTH CARE			98,035,411
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		572,000	605,020
6.375% 6/1/19 (e)		8,071,000	9,034,936
6.4% 12/15/11 (e)		818,000	819,151
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 6.875% 10/1/20		$ 2,090,000	$ 2,220,625
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (e)		3,100,000	3,007,000
			15,686,732
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		350,394	357,402
6.648% 3/15/19		3,249,044	3,301,679
6.75% 9/15/15 (e)		4,585,000	4,550,613
6.9% 7/2/19		942,455	967,148
Continental Airlines, Inc. 9.25% 5/10/17		2,564,970	2,641,919
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,378,650
6.75% 11/23/15		1,515,000	1,393,800
8.021% 8/10/22		1,444,844	1,379,826
8.954% 8/10/14		1,981,876	1,942,238
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		700,470	679,456
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,905,565	1,886,509
8.36% 1/20/19		1,441,215	1,426,803
United Air Lines, Inc. 9.875% 8/1/13 (e)		707,000	733,513
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		806,507	725,856
9.75% 1/15/17		2,134,421	2,305,174
12% 1/15/16 (e)		730,061	763,790
			26,434,376
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (e)		4,910,000	4,885,450
6.875% 8/15/18 (e)		3,715,000	3,752,150
Griffon Corp. 7.125% 4/1/18		2,220,000	2,131,200
			10,768,800
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9294% 2/1/15 (k)		5,440,000	5,127,200
8.5% 2/1/15		2,000,000	2,055,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,471,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp. 7.25% 12/1/20		$ 4,950,000	$ 5,063,964
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,197,000
6.75% 9/1/16 (e)		1,620,000	1,640,250
8.625% 9/15/15		2,745,000	2,724,413
8.75% 3/15/17		2,865,000	2,879,325
8.875% 9/1/17		1,665,000	1,681,650
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,569,500
			32,409,802
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,649,075
Odebrecht Finance Ltd. 7.5% (e)(f)		2,455,000	2,393,625
			5,042,700
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (e)		2,060,000	1,998,200
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,817,743
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		280,000	208,600
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	651,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		480,000	428,400
			1,288,000
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,533,863
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,205,005
7.75% 5/15/16		1,935,000	1,903,460
Georgian Railway Ltd. 9.875% 7/22/15		575,000	573,563
Hertz Corp.:
6.75% 4/15/19		3,920,000	3,802,400
7.5% 10/15/18		8,330,000	8,350,825
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		1,335,000	1,548,600
Swift Services Holdings, Inc. 10% 11/15/18		3,835,000	3,978,813
			21,362,666
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		$ 1,575,000	$ 1,645,875
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		852,630	865,419
TOTAL INDUSTRIALS			139,854,176
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,155,000	889,350
10.125% 11/1/15 pay-in-kind (k)		1,120,000	868,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,767,200
6.5% 1/15/28		1,240,000	892,800
			8,417,350
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (e)		2,855,000	2,697,975
Seagate HDD Cayman:
6.875% 5/1/20		575,000	576,438
7% 11/1/21 (e)		1,870,000	1,870,000
			5,144,413
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 5.625% 12/15/20		935,000	925,650
Sanmina-SCI Corp. 7% 5/15/19 (e)		7,945,000	7,349,125
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,105,636
6% 10/1/12		4,835,000	5,033,303
6.55% 10/1/17		1,383,000	1,594,234
			19,007,948
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		4,300,000	4,601,000
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (e)		380,000	383,800
Ceridian Corp.:
11.25% 11/15/15		1,110,000	846,375
12.25% 11/15/15 pay-in-kind (k)		795,000	596,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,079,889
10.25% 8/15/15		1,765,000	1,826,775
			4,733,089
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15		368,000	382,515
4.5% 5/15/21		4,102,000	4,076,965
5.5% 5/15/12		1,998,000	2,037,954
			6,497,434
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		970,000	966,314
Amkor Technology, Inc.:
6.625% 6/1/21		4,061,000	3,725,968
7.375% 5/1/18		2,060,000	2,049,700
Spansion LLC 7.875% 11/15/17 (e)		3,465,000	3,326,400
			10,068,382
TOTAL INFORMATION TECHNOLOGY			58,469,616
MATERIALS - 1.2%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	716,625
Braskem Finance Ltd.:
5.75% 4/15/21 (e)		515,000	509,850
7% 5/7/20 (e)		460,000	485,300
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	10,778,293
4.25% 11/15/20		5,898,000	5,928,422
4.85% 8/15/12		11,805,000	12,106,157
5.25% 11/15/41		5,421,000	5,282,694
7.6% 5/15/14		16,974,000	19,188,581
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,177,400
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		685,000	657,600
7% 10/1/18		1,865,000	1,827,700
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		1,250,000	1,131,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
8% 11/1/17		$ 853,000	$ 927,638
11% 5/1/18		1,295,163	1,395,538
LyondellBasell Industries NV 6% 11/15/21 (e)		700,000	712,250
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		2,720,000	2,658,800
			67,525,523
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,423,165
Headwaters, Inc. 7.625% 4/1/19		1,580,000	1,339,050
			3,762,215
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,500,000	2,537,500
Sealed Air Corp.:
8.125% 9/15/19 (e)		5,155,000	5,412,750
8.375% 9/15/21 (e)		1,325,000	1,407,813
			9,358,063
Metals & Mining - 0.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,185,000	1,282,763
7.75% 11/3/20 (e)		700,000	701,750
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,843,068
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,703,224
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,002,782
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		930,000	943,950
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,456,000
6.375% 11/30/12 (e)		2,002,000	2,096,000
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	3,938,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		2,990,000	2,833,025
EVRAZ Group SA:
8.25% 11/10/15 (e)		1,255,000	1,276,963
9.5% 4/24/18 (Reg. S)		680,000	699,550
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		710,000	670,950
6.875% 2/1/18 (e)		580,000	533,600
7% 11/1/15 (e)		4,075,000	3,973,125
8.25% 11/1/19 (e)		3,295,000	3,237,338
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		$ 3,180,000	$ 2,989,200
McJunkin Red Man Corp. 9.5% 12/15/16		4,770,000	4,704,413
Metinvest BV 10.25% 5/20/15 (e)		935,000	897,600
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21		7,654,000	7,741,409
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,748,300
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,718,037
Steel Dynamics, Inc.:
6.75% 4/1/15		720,000	723,600
7.625% 3/15/20		2,350,000	2,397,000
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,712,750
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,167,474
Vedanta Resources PLC:
6.75% 6/7/16 (e)		3,090,000	2,611,050
8.25% 6/7/21 (e)		1,600,000	1,280,000
Votorantim Cimentos SA 7.25% 4/5/41 (e)		515,000	493,113
			84,376,284
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (e)		1,295,000	453,250
TOTAL MATERIALS			165,475,335
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,810,763
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,884,277
3.875% 8/15/21		8,800,000	8,902,652
5.35% 9/1/40		4,006,000	4,191,253
6.3% 1/15/38		16,665,000	19,390,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	963,954
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	4,612,179
6.45% 6/15/21		16,521,000	15,918,529
7.6% 9/15/39		1,274,000	1,198,061
Embarq Corp. 7.995% 6/1/36		4,717,000	4,743,217
Frontier Communications Corp. 8.125% 10/1/18		805,000	768,775
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,672,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 4,215,000	$ 3,856,725
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,674,000
11.5% 2/4/17 pay-in-kind (k)		8,308,205	7,602,008
Sprint Capital Corp. 8.75% 3/15/32		885,000	688,088
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	9,272,313
5.462% 2/16/21		6,967,000	6,213,658
6.421% 6/20/16		1,162,000	1,178,122
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	523,375
U.S. West Communications 7.5% 6/15/23		3,760,000	3,703,600
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	12,526,693
6.1% 4/15/18		6,000,000	7,088,634
6.25% 4/1/37		2,348,000	2,758,045
6.9% 4/15/38		6,295,000	7,945,499
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		830,000	724,175
11.75% 7/15/17 (e)		2,220,000	1,914,750
			140,726,856
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	15,600,094
3.625% 3/30/15		731,000	761,386
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,332,000
8.875% 1/15/15 (e)		5,755,000	5,639,900
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,704,025
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		10,517,000	11,374,009
5.875% 10/1/19		11,944,000	13,156,567
6.35% 3/15/40		3,541,000	3,855,147
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)		2,445,000	2,383,875
9.5% 6/15/16		2,935,000	3,034,203
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	1,838,250
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,780,000	1,880,036
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 7,720,000	$ 7,063,800
6.875% 10/31/13		9,105,000	8,877,375
7.375% 8/1/15		4,995,000	4,395,600
NII Capital Corp.:
7.625% 4/1/21		390,000	386,100
10% 8/15/16		750,000	851,250
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,776,950
Sprint Nextel Corp.:
6% 12/1/16		3,725,000	2,970,688
9% 11/15/18 (e)		1,050,000	1,061,760
11.5% 11/15/21 (e)		1,320,000	1,244,100
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,545,000	1,575,900
VimpelCom Holdings BV:
4.3652% 6/29/14 (e)(k)		1,925,000	1,848,000
7.5043% 3/1/22 (e)		5,225,000	4,545,750
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		600,000	534,000
Vodafone Group PLC 5% 12/16/13		2,864,000	3,072,198
			107,762,963
TOTAL TELECOMMUNICATION SERVICES			248,489,819
UTILITIES - 2.4%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,201,070
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,625,664
AmerenUE 6.4% 6/15/17		2,491,000	2,966,108
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,091,262
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	8,984,906
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,059,180
6.4% 9/15/20 (e)		16,661,000	17,479,388
Edison International 3.75% 9/15/17		6,674,000	6,824,912
EDP Finance BV:
4.9% 10/1/19 (e)		6,700,000	4,923,837
6% 2/2/18 (e)		6,852,000	5,591,986
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		470,000	380,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA 5.7% 1/15/13 (e)		$ 206,000	$ 209,180
FirstEnergy Corp. 7.375% 11/15/31		13,130,000	15,394,452
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,599,844
6.05% 8/15/21		9,801,000	10,725,078
InterGen NV 9% 6/30/17 (e)		5,270,000	5,480,800
IPALCO Enterprises, Inc. 5% 5/1/18 (e)		2,895,000	2,779,779
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,220,618
3.75% 11/15/20		1,450,000	1,446,700
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	969,000
8% 8/7/19 (e)		485,000	557,750
Mirant Americas Generation LLC:
8.5% 10/1/21		3,430,000	3,121,300
9.125% 5/1/31		3,010,000	2,678,900
National Power Corp. 6.875% 11/2/16 (e)		390,000	442,650
Nevada Power Co.:
6.5% 5/15/18		790,000	941,727
6.5% 8/1/18		388,000	464,701
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,301,125
Otter Tail Corp. 9% 12/15/16		2,410,000	2,590,750
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,768,520
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	870,156
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,093,834
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,016,280
6% 12/1/39		7,150,000	8,661,353
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,076,054
Wisconsin Electric Power Co. 2.95% 9/15/21		2,058,000	2,061,420
			160,600,984
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	704,900
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	504,225
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,637,523
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,945,000	1,731,050
			6,577,698
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Atlantic Power Corp. 9% 11/15/18 (e)		$ 2,015,000	$ 1,994,850
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		5,275,000	5,472,813
7.25% 10/15/21 (e)		3,430,000	3,592,925
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,808,607
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	17,209,036
5.35% 1/15/14		1,528,000	1,635,036
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,257,592
9.875% 10/15/20		1,185,000	1,176,113
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,045,150
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		820,000	984,000
7.39% 12/2/24 (e)		750,000	912,225
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,847,744
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,783,961
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,960,000
The AES Corp.:
7.375% 7/1/21 (e)		1,615,000	1,683,638
7.75% 10/15/15		2,345,000	2,485,700
8% 10/15/17		4,575,000	4,883,813
			68,733,203
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,603,328
Dominion Resources, Inc.:
2.6686% 9/30/66 (k)		13,037,000	11,021,949
7.5% 6/30/66 (k)		10,345,000	10,862,250
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,645,374
6.5% 9/15/37		7,097,000	8,878,382
National Grid PLC 6.3% 8/1/16		1,589,000	1,822,178
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	4,974,653
5.25% 9/15/17		843,000	925,717
5.4% 7/15/14		1,680,000	1,820,285
5.45% 9/15/20		854,000	926,417
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.8% 2/1/42		$ 6,336,000	$ 6,478,870
5.95% 6/15/41		11,832,000	12,007,682
6.25% 12/15/40		2,345,000	2,477,593
6.4% 3/15/18		1,654,000	1,899,027
6.8% 1/15/19		6,774,000	7,878,311
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,460,132
6.5% 12/15/20		2,275,000	2,371,688
San Diego Gas & Electric Co. 3% 8/15/21		3,009,000	3,090,658
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,860,000
			92,004,494
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		485,000	495,913
TOTAL UTILITIES			328,412,292
TOTAL NONCONVERTIBLE BONDS			3,357,143,717
TOTAL CORPORATE BONDS (Cost $3,217,403,063)			3,357,412,030
U.S. Government and Government Agency Obligations - 24.4%

U.S. Government Agency Obligations - 1.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.5% 8/9/13		74,712,000	74,864,786
0.625% 10/30/14		10,673,000	10,637,736
0.75% 12/19/14		2,894,000	2,889,236
1.125% 6/27/14		4,680,000	4,739,291
Freddie Mac:
1% 7/30/14		17,037,000	17,158,286
1% 8/27/14		12,283,000	12,395,033
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 9/10/15		$ 40,525,000	$ 41,676,477
Tennessee Valley Authority 5.375% 4/1/56		385,000	511,142
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			164,871,987
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		74,012,937	98,869,803
2.125% 2/15/41		33,691,045	45,311,816
2.5% 1/15/29		21,134,400	28,014,312
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		175,183,317	194,380,736
1.375% 1/15/20		31,422,342	35,622,208
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			402,198,875
U.S. Treasury Obligations - 20.2%
U.S. Treasury Bonds:
3.125% 11/15/41		754,000	762,954
4.375% 5/15/41		447,801,000	564,858,820
U.S. Treasury Notes:
0.25% 9/15/14		8,048,000	8,020,331
0.625% 7/15/14		138,350,000	139,322,739
0.75% 6/15/14		11,299,000	11,413,753
0.875% 11/30/16		2,907,000	2,894,055
1.375% 11/30/15		88,617,000	91,053,968
1.75% 10/31/18		86,185,000	87,504,665
2% 11/15/21		128,740,000	127,814,617
2.125% 8/15/21		25,159,000	25,308,394
2.375% 2/28/15 (h)		499,922,000	530,386,247
2.625% 7/31/14		316,140,000	335,034,423
2.625% 12/31/14 (h)		486,380,000	518,868,725
3.125% 5/15/21		301,779,000	330,943,224
TOTAL U.S. TREASURY OBLIGATIONS			2,774,186,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,087,466,410)			3,341,257,777
U.S. Government Agency - Mortgage Securities - 16.4%
		Principal Amount (c)	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - 11.0%
2.132% 10/1/33 (k)		$ 948,777	$ 986,898
2.303% 6/1/36 (k)		147,544	155,390
2.55% 2/1/36 (k)		877,315	913,759
2.636% 7/1/37 (k)		401,922	426,324
2.695% 12/1/35 (k)		575,582	609,766
3% 12/1/26 (g)		18,000,000	18,429,955
3.5% 1/1/26 to 3/1/41		37,128,337	38,564,221
3.79% 6/1/40 (k)		4,289,555	4,478,049
4% 11/1/26 to 11/1/41		150,485,358	157,146,287
4% 12/1/26 (g)		24,000,000	25,193,191
4% 12/1/26 (g)		11,365,910	11,930,981
4% 9/1/41		197,760	206,314
4% 10/1/41		7,525,286	7,870,775
4% 12/1/41 (g)		69,800,000	72,710,081
4% 12/1/41 (g)		44,300,000	46,146,942
4% 12/1/41 (g)		29,900,000	31,146,582
4.5% 4/1/18 to 11/1/41 (g)		250,404,470	265,850,364
4.5% 12/1/26 (g)		500,000	531,510
4.5% 12/1/41 (g)		92,100,000	97,362,262
5% 5/1/19 to 6/1/40		120,410,935	129,486,515
5% 12/1/41 (g)		29,000,000	31,166,303
5.5% 3/1/18 to 3/1/39		135,585,942	147,385,917
5.5% 12/1/41 (g)		4,700,000	5,101,587
6% 1/1/21 to 2/1/40		192,509,774	211,467,990
6% 12/1/41 (g)		104,900,000	114,979,778
6% 12/1/41 (g)		65,700,000	72,013,074
6% 12/1/41 (g)		17,700,000	19,400,782
6.5% 11/1/35		390,524	433,696
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			1,512,095,293
Freddie Mac - 2.1%
3.171% 10/1/35 (k)		210,189	223,950
4% 12/1/40 to 10/1/41		23,698,935	24,850,966
4% 9/1/41		1,908,840	1,994,686
4% 12/1/41 (g)		28,000,000	29,117,054
4% 1/1/42 (g)		28,000,000	29,059,086
4.5% 7/1/25 to 10/1/41		116,817,901	123,705,761
5% 7/1/35 to 8/1/40		29,636,227	31,861,369
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
5.5% 11/1/17 to 1/1/40		$ 37,507,333	$ 40,568,017
6% 7/1/37 to 8/1/37		5,659,518	6,200,672
TOTAL FREDDIE MAC			287,581,561
Ginnie Mae - 3.3%
3.5% 12/15/40		251,834	261,423
3.5% 12/1/41 (g)		18,000,000	18,657,254
3.5% 1/1/42 (g)		18,000,000	18,599,596
4% 1/15/25 to 11/15/41		92,455,319	98,839,404
4% 12/1/41 (g)		42,400,000	45,207,855
4% 12/1/41 (g)		42,400,000	45,207,855
4% 12/1/41 (g)		38,200,000	40,729,719
4% 12/1/41 (g)		4,200,000	4,478,137
4% 1/1/42 (g)		38,200,000	40,619,298
4.5% 11/20/33 to 7/20/41		50,708,759	55,162,305
4.5% 12/1/41 (g)		500,000	543,256
4.5% 12/1/41 (g)		2,100,000	2,281,674
4.5% 12/1/41 (g)		1,900,000	2,064,372
4.5% 1/1/42 (g)		2,400,000	2,602,284
5% 8/15/39 to 9/15/40		35,698,878	39,358,197
5% 12/1/41 (g)		12,500,000	13,757,970
5% 12/1/41 (g)		12,500,000	13,757,970
5% 1/1/42 (g)		12,500,000	13,731,604
TOTAL GINNIE MAE			455,860,173
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,237,676,137)			2,255,537,027
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (k)		1,314,860	848,142
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (k)		467,626	350,257
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (k)		122,628	118,765
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (k)		82,109	347
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7479% 6/15/32 (e)(k)		$ 4,289,863	$ 2,209,279
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		2,294,369	2,306,556
Class A4, 3% 10/15/15 (e)		4,280,000	4,373,893
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,100,709
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,655,189
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,070,263
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,979,535
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,540,110
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,521,715
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,126,098
Class E, 6.96% 3/8/16 (e)		2,052,284	2,054,557
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (k)		85,315	66,978
Series 2004-R2 Class M3, 0.8072% 4/25/34 (k)		133,684	42,501
Series 2005-R2 Class M1, 0.7072% 4/25/35 (k)		2,064,696	1,819,794
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	167,580
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6167% 3/23/19 (e)(k)		178,646	146,490
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (k)		47,932	32,479
Series 2004-W11 Class M2, 0.9572% 11/25/34 (k)		561,149	463,820
Series 2004-W7 Class M1, 0.8072% 5/25/34 (k)		1,542,998	1,113,665
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (k)		1,348,517	348,877
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (k)		2,589,582	1,773,517
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (k)		140,625	1,407
Axon Financial Funding Ltd. 0.9743% 4/4/17 (b)(e)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		1,572,354	1,576,965
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,460,411
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		14,660,000	14,660,082
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,129,957
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (k)		$ 1,400,411	$ 1,232,361
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	589,945
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,026,122
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (e)(k)		280,437	203,317
Class B, 1.0048% 7/20/39 (e)(k)		263,810	104,205
Class C, 1.3548% 7/20/39 (e)(k)		339,379	10,181
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		942,936	934,921
Class B, 5.267% 6/25/35 (e)		1,000,000	940,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (e)(k)		186,189	145,808
Capmark VII Ltd. Series 2006-7A Class H, 1.799% 8/15/36 (e)(k)		526,043	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,263,844
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (k)		1,140,851	48,441
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (k)		224,000	2,820
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (k)		1,802,588	550,103
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (e)(k)		1,544,611	944,143
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,196,815
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,521,879
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,197,621
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (k)		26,925	26,550
Series 2007-4 Class A1A, 0.4596% 9/25/37 (k)		337,250	320,905
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	937
Series 2004-3 Class M4, 1.2272% 4/25/34 (k)		159,665	78,305
Series 2004-4 Class M2, 1.0522% 6/25/34 (k)		587,945	255,223
Series 2005-3 Class MV1, 0.6772% 8/25/35 (k)		417,161	406,809
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (k)		18,041	17,897
Asset-Backed Securities - continued
		Principal Amount (c)	Value
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)		$ 197,243	$ 197,567
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	415,000
Class B2, 1.7128% 12/28/35 (e)(k)		500,000	350,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (e)(k)		100,000	85,000
Class D, 9% 6/28/38 (e)		200,000	140,000
Crest Ltd. Series 2002-IGA Class A, 0.8747% 7/28/17 (e)(k)		5,180	5,121
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	488,444
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (k)		38,916	25,193
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (k)		290,872	169,115
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (k)		22,872	4,436
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		14,200,000	14,209,018
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	972,534
Series 2009-D:
Class A3, 2.17% 10/15/13		2,232,721	2,245,719
Class A4, 2.98% 8/15/14		4,800,000	4,921,633
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,733,439
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,741,607
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15		614,000	614,154
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (k)		948,695	298,988
Class M4, 0.9372% 1/25/35 (k)		363,547	84,711
Series 2006-D Class M1, 0.4872% 11/25/36 (k)		117,703	587
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (e)(k)		2,892,000	1,446,000
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,297,952	1,194,116
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (e)(k)		230,257	218,941
Series 2006-2A:
Class A, 0.429% 11/15/34 (e)(k)		1,987,084	1,644,312
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class B, 0.529% 11/15/34 (e)(k)		$ 717,795	$ 462,977
Class C, 0.629% 11/15/34 (e)(k)		1,192,945	590,508
Class D, 0.999% 11/15/34 (e)(k)		453,000	99,660
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (k)		558,350	435,769
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)		218,418	60,593
Class M1, 0.9072% 6/25/34 (k)		2,723,367	1,675,799
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (k)		1,096,059	45,325
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (e)(k)		325,910	172,951
Class C, 0.8072% 9/25/46 (e)(k)		1,526,694	201,020
Class E, 1.9072% 9/25/46 (e)(k)		250,000	4,656
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (k)		400,674	277,628
Series 2003-3 Class M1, 1.5472% 8/25/33 (k)		709,087	558,505
Series 2003-5 Class A2, 0.9572% 12/25/33 (k)		32,929	22,908
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (k)		26,996	26,795
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (k)		623,035	606,034
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (k)		634,668	514,188
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (k)		1,522,035	509,789
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		2,512,397	2,523,918
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,922,430
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (k)		204,000	4,414
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (k)		1,520,141	1,276,037
Class MV1, 0.4872% 11/25/36 (k)		1,234,797	604,117
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (k)		573,000	64,550
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (k)		629,794	552,379
Series 2006-A Class 2C, 1.5102% 3/27/42 (k)		3,243,000	862,868
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3372% 6/25/34 (k)		87,289	53,751
Series 2006-10 Class 2A3, 0.4172% 11/25/36 (k)		5,606,478	1,717,242
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6872% 5/25/46 (e)(k)		$ 250,000	$ 100,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		17,791	18,113
Class C, 5.691% 10/20/28 (e)		7,907	8,003
Class D, 6.01% 10/20/28 (e)		94,146	94,782
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (k)		545,328	16,224
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (k)		784,792	20,505
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (k)		171,726	107,857
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (k)		587,792	396,117
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (k)		1,795,053	1,284,899
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (k)		3,041,305	2,177,036
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (k)		57,368	42,969
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (k)		28,983	14,575
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (k)		399,800	255,180
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (k)		416,362	52,418
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (k)		188,100	804
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1867% 8/28/38 (e)(k)		220,000	189,200
Class C1B, 7.696% 8/28/38 (e)		64,212	48,865
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		7,651,000	669,463
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)		23,566,770	176,751
Series 2006-4:
Class AIO, 6.35% 2/27/12 (m)		26,688,690	198,252
Class D, 1.3572% 5/25/32 (k)		2,481,000	5,274
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	945,532
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,991,000	892,176
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (k)		1,426,957	657,449
Series 2005-D Class M2, 0.7272% 2/25/36 (k)		827,339	81,977
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,997,890
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,033,698
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.6548% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (k)		32,945	32,094
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (k)		$ 103,760	$ 100,098
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (k)		532,896	182,492
Class M4, 1.7072% 9/25/34 (k)		683,353	153,518
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (k)		2,548,346	2,177,893
Class M3, 0.8172% 1/25/36 (k)		478,432	297,118
Class M4, 1.0872% 1/25/36 (k)		1,475,804	569,888
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (k)		1,404,169	10,299
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		7,586	7,577
Class B, 4.846% 7/24/39 (e)		180,000	173,250
Class C, 5.08% 7/24/39 (e)		185,000	175,750
Class D, 5.194% 7/24/39 (e)		320,000	296,000
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (k)		566,000	13,411
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2072% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (k)		5,108	4,133
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (k)		1,377,933	857,107
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (k)		12,559	39
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (e)(k)		593,060	567,374
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (k)		1,272,000	613,098
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (k)		66,716	26,109
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		637,439	659,865
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (k)		28,819	18,955
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		310,742	309,965
Class IV, 6.84% 5/22/37 (e)		235,000	207,975
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	87,690
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (e)(k)		$ 2,626,498	$ 78,795
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		400,000	160,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (e)(k)		1,383,511	1,092,974
Class A1B, 0.6881% 9/25/26 (e)(k)		1,033,000	754,090
Class A2A, 0.5781% 9/25/26 (e)(k)		1,183,705	994,313
Class A2B, 0.6681% 9/25/26 (e)(k)		250,000	190,000
Class B, 0.7181% 9/25/26 (e)(k)		250,000	185,000
Class F, 1.5081% 9/25/26 (e)(k)		250,000	162,500
Class G, 1.7081% 9/25/26 (e)(k)		320,000	200,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (e)(k)		1,789,540	787,397
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (e)(k)		500,000	385,000
Class D, 1.3294% 11/21/40 (e)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $296,172,350)			300,323,583
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		179,655	23,355
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.459% 3/15/22 (e)(k)		41,850	41,795
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (k)		1,782,097	1,529,680
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (k)		1,794,567	1,523,166
Series 2004-A Class 2A2, 2.8465% 2/25/34 (k)		991,592	841,860
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)		138,109	116,556
Class 2A2, 2.8579% 3/25/34 (k)		4,860,266	4,291,427
Series 2004-D Class 2A2, 2.8816% 5/25/34 (k)		1,622,628	1,396,383
Series 2004-G Class 2A7, 2.8232% 8/25/34 (k)		1,527,926	1,143,660
Series 2004-H Class 2A1, 2.7576% 9/25/34 (k)		1,333,862	1,094,330
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (e)(k)(m)		$ 9,828,110	$ 550,374
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (k)		2,003,529	1,411,925
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (k)		1,278,715	1,143,758
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (k)		311,916	308,099
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (k)		1,215,171	1,193,782
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	446,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (e)(k)		24,874	24,844
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		56,321	28,612
Series 2003-35 Class B, 4.6375% 9/25/18 (k)		91,396	9,140
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (k)		1,124,683	967,081
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		245,810	54,078
Series 2004-3 Class DB4, 5.8246% 4/25/34 (k)		57,255	143
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9872% 11/25/35 (k)		32,001,991	15,776,684
Class 2A3, 1.7304% 11/25/35 (k)		7,709,640	4,076,549
Series 2005-56 Class 5A1, 0.5772% 11/25/35 (k)		9,377,289	4,558,474
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)		1,472,757	1,296,047
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4349% 4/25/20 (e)(k)		1,000,000	924,240
Series 2010-K6 Class B, 5.3578% 12/25/46 (e)(k)		910,000	870,921
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		94,341	31
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		73,898	14,780
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (k)		205,017	98,579
Series 2006-1A Class C2, 1.4548% 12/20/54 (e)(k)		6,523,000	3,098,425
Series 2006-2 Class C1, 1.1948% 12/20/54 (k)		21,543,000	10,232,925
Series 2006-3 Class C2, 0.7548% 12/20/54 (k)		1,124,000	533,900
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3448% 12/20/54 (k)		$ 4,521,000	$ 3,616,800
Class C1, 0.6348% 12/20/54 (k)		2,767,000	1,314,325
Class M1, 0.4248% 12/20/54 (k)		1,190,000	821,100
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (k)		2,234,000	1,061,150
Class 1M1, 0.5548% 12/20/54 (k)		1,493,000	1,030,170
Class 2C1, 1.2148% 12/20/54 (k)		1,015,000	482,125
Class 2M1, 0.7548% 12/20/54 (k)		1,917,000	1,322,730
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (k)		2,654,000	1,260,650
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (k)		430,241	271,267
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7407% 3/25/37 (k)		6,212,474	6,061,548
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,606,000	3,777,934
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (k)		2,430,368	1,799,350
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (k)		1,422,984	1,356,714
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (k)		1,675,017	1,483,110
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (k)		2,714,472	2,433,465
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		5,623	5,625
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	941,615
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4972% 4/25/36 (k)		17,073,086	8,363,147
Series 2006-5 Class A1A, 0.4472% 7/25/36 (k)		12,782,193	5,601,278
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (k)		2,790,480	1,755,534
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (k)		6,917,300	4,497,142
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (e)(k)		251,984	236,865
Class C, 0.439% 6/15/22 (e)(k)		1,559,607	1,458,233
Class D, 0.449% 6/15/22 (e)(k)		600,006	558,006
Class E, 0.459% 6/15/22 (e)(k)		959,771	887,788
Class F, 0.489% 6/15/22 (e)(k)		1,545,171	1,413,831
Class G, 0.559% 6/15/22 (e)(k)		359,765	323,789
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.579% 6/15/22 (e)(k)		$ 720,211	$ 640,988
Class J, 0.619% 6/15/22 (e)(k)		840,246	739,416
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	948,135
Series 2004-A4 Class A1, 2.6121% 8/25/34 (k)		1,933,843	1,749,050
Series 2005-A2 Class A7, 2.6206% 2/25/35 (k)		1,150,409	1,077,955
Series 2006-A6 Class A4, 2.7758% 10/25/33 (k)		1,372,889	1,207,934
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	100,959
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (k)		2,056,072	1,555,490
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (k)		2,994,072	117,962
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (k)		3,034,889	2,264,727
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (e)(k)		1,417,088	991,962
Class B6, 3.0978% 7/10/35 (e)(k)		315,959	198,991
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		894,725	944,657
Series 2004-SL3 Class A1, 7% 8/25/16		46,751	46,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (e)(k)		329,351	303,194
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	96,222
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)		35,934	23,934
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4472% 7/25/46 (k)		26,325,171	13,332,673
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (k)		510,018	451,694
Series 2003-20 Class 1A1, 5.5% 7/25/33		399,639	403,887
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (k)		3,273,627	2,364,506
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (k)		956,281	919,501
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (k)		2,668,549	2,174,345
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		$ 151,305	$ 48,418
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (k)		823,478	783,712
Series 2004-H Class A1, 2.7287% 6/25/34 (k)		1,492,878	1,394,199
Series 2004-W Class A9, 2.6198% 11/25/34 (k)		3,104,889	2,761,011
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (k)		2,011,238	1,778,397
Series 2005-AR12:
Class 2A5, 2.7172% 7/25/35 (k)		8,268,304	7,219,740
Class 2A6, 2.7172% 7/25/35 (k)		897,406	773,097
Series 2005-AR2:
Class 1A2, 2.7294% 3/25/35 (k)		3,255,169	1,288,607
Class 2A2, 2.7259% 3/25/35 (k)		2,501,091	2,050,678
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (k)		1,466,555	1,253,754
TOTAL PRIVATE SPONSOR			165,763,688
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		247,624	266,313
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $159,738,359)			166,030,001
Commercial Mortgage Securities - 5.7%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		602,135	580,684
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	185,119
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7597% 2/14/29 (e)(k)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	211,673
Class B2, 7.525% 4/14/29		1,498,104	1,518,204
Class B5, 7.525% 4/14/29		129,000	105,555
Series 1997-D5:
Class A2, 6.8296% 2/14/43 (k)		1,399,000	1,429,972
Class A3, 6.8796% 2/14/43 (k)		1,510,000	1,551,495
Class A5, 6.9496% 2/14/43 (k)		256,000	263,176
Class A6, 7.45% 2/14/43 (k)		2,470,000	2,530,690
Class A7, 7.69% 2/14/43 (k)		820,000	827,849
Class PS1, 1.3848% 2/14/43 (k)(m)		5,222,431	75,616
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (k)		$ 1,993,802	$ 2,109,544
Series 2006-5:
Class A2, 5.317% 9/10/47		6,257,523	6,312,683
Class A3, 5.39% 9/10/47		2,653,000	2,733,816
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,004,056
Series 2007-4 Class A3, 5.7926% 2/10/51 (k)		1,897,000	1,993,051
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	195,249
Series 2007-2:
Class B, 5.8173% 4/10/49 (k)		106,000	34,037
Class C, 5.655% 4/10/49 (k)		281,000	70,156
Class D, 5.655% 4/10/49 (k)		141,000	15,320
Series 2007-3:
Class A3, 5.6235% 6/10/49 (k)		3,176,000	3,301,773
Class A4, 5.6235% 6/10/49 (k)		3,965,000	4,185,962
Series 2008-1 Class D, 6.2484% 2/10/51 (e)(k)		125,000	72,516
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,439,106
Series 2002-2 Class F, 5.487% 7/11/43		415,000	418,077
Series 2004-2:
Class A3, 4.05% 11/10/38		288,423	291,648
Class A4, 4.153% 11/10/38		2,412,000	2,501,927
Series 2005-1 Class A3, 4.877% 11/10/42		1,627,777	1,627,198
Series 2007-1 Class A2, 5.381% 1/15/49		2,027,692	2,027,988
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,472,013
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	470,339
Class K, 6.15% 5/11/35 (e)		885,000	875,084
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	313,516
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	145,685
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	940
Class L, 4.637% 7/10/42 (e)(k)		280,000	560
Series 2004-5 Class G, 5.5535% 11/10/41 (e)(k)		195,000	125,664
Series 2005-1 Class CJ, 5.1861% 11/10/42 (k)		550,000	539,554
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,164,968
Series 2005-6 Class AJ, 5.1939% 9/10/47 (k)		300,000	278,810
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (e)(k)		864,021	790,580
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.509% 3/15/22 (e)(k)		$ 390,000	$ 376,350
Class C, 0.559% 3/15/22 (e)(k)		1,357,000	1,309,505
Class D, 0.609% 3/15/22 (e)(k)		826,000	797,090
Class E, 0.649% 3/15/22 (e)(k)		684,000	660,060
Class F, 0.719% 3/15/22 (e)(k)		615,784	584,995
Class G, 0.779% 3/15/22 (e)(k)		399,119	371,181
Class J, 1.299% 3/15/22 (e)(k)		438,000	372,300
Class K, 2.249% 3/15/22 (e)(k)		427,499	333,449
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (e)(k)		1,395,514	1,332,716
Class E, 0.489% 10/15/19 (e)(k)		1,385,000	1,301,900
Class F, 0.559% 10/15/19 (e)(k)		3,150,730	2,930,179
Class G, 0.579% 10/15/19 (e)(k)		1,245,579	1,102,337
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (e)(k)		69,265	48,789
Series 2004-1:
Class A, 0.6172% 4/25/34 (e)(k)		1,183,384	983,398
Class B, 2.1572% 4/25/34 (e)(k)		132,674	74,931
Class M1, 0.8172% 4/25/34 (e)(k)		106,522	75,529
Class M2, 1.4572% 4/25/34 (e)(k)		98,412	68,009
Series 2004-2:
Class A, 0.6872% 8/25/34 (e)(k)		964,061	789,675
Class M1, 0.8372% 8/25/34 (e)(k)		162,278	117,946
Series 2004-3:
Class A1, 0.6272% 1/25/35 (e)(k)		2,156,623	1,620,228
Class A2, 0.6772% 1/25/35 (e)(k)		309,473	216,973
Class M1, 0.7572% 1/25/35 (e)(k)		372,283	214,913
Class M2, 1.2572% 1/25/35 (e)(k)		172,508	83,567
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (e)(k)		1,664,374	1,272,043
Class M1, 0.6872% 8/25/35 (e)(k)		82,888	47,722
Class M2, 0.7372% 8/25/35 (e)(k)		136,709	73,301
Class M3, 0.7572% 8/25/35 (e)(k)		75,638	39,983
Class M4, 0.8672% 8/25/35 (e)(k)		69,432	34,706
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (e)(k)		615,107	459,776
Class A2, 0.6572% 11/25/35 (e)(k)		609,568	457,974
Class M1, 0.6972% 11/25/35 (e)(k)		72,752	43,619
Class M2, 0.7472% 11/25/35 (e)(k)		92,366	52,187
Class M3, 0.7672% 11/25/35 (e)(k)		82,666	45,153
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M4, 0.8572% 11/25/35 (e)(k)		$ 102,993	$ 49,801
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (e)(k)		1,396,208	989,505
Class B1, 1.6572% 1/25/36 (e)(k)		120,656	21,364
Class M1, 0.7072% 1/25/36 (e)(k)		450,389	249,775
Class M2, 0.7272% 1/25/36 (e)(k)		135,117	68,699
Class M3, 0.7572% 1/25/36 (e)(k)		197,328	92,192
Class M4, 0.8672% 1/25/36 (e)(k)		109,133	48,056
Class M5, 0.9072% 1/25/36 (e)(k)		109,133	40,992
Class M6, 0.9572% 1/25/36 (e)(k)		115,911	31,846
Series 2006-1:
Class A2, 0.6172% 4/25/36 (e)(k)		215,049	157,555
Class M1, 0.6372% 4/25/36 (e)(k)		76,914	43,911
Class M2, 0.6572% 4/25/36 (e)(k)		81,265	43,197
Class M3, 0.6772% 4/25/36 (e)(k)		69,922	34,640
Class M4, 0.7772% 4/25/36 (e)(k)		39,622	17,904
Class M5, 0.8172% 4/25/36 (e)(k)		38,457	15,392
Class M6, 0.8972% 4/25/36 (e)(k)		76,681	28,914
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (e)(k)		3,816,258	2,810,563
Class A2, 0.5372% 7/25/36 (e)(k)		188,804	121,611
Class B1, 1.1272% 7/25/36 (e)(k)		70,690	20,203
Class B3, 2.9572% 7/25/36 (e)(k)		106,803	18,388
Class M1, 0.5672% 7/25/36 (e)(k)		198,094	111,429
Class M2, 0.5872% 7/25/36 (e)(k)		139,765	71,759
Class M3, 0.6072% 7/25/36 (e)(k)		115,932	57,627
Class M4, 0.6772% 7/25/36 (e)(k)		78,285	36,339
Class M5, 0.7272% 7/25/36 (e)(k)		96,220	40,374
Class M6, 0.7972% 7/25/36 (e)(k)		143,562	42,910
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (e)(k)		139,211	9,261
Class B2, 1.6072% 10/25/36 (e)(k)		81,855	1,975
Class M4, 0.6872% 10/25/36 (e)(k)		153,853	20,001
Class M5, 0.7372% 10/25/36 (e)(k)		184,185	19,339
Class M6, 0.8172% 10/25/36 (e)(k)		360,525	27,039
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (e)(k)		791,101	504,880
Class A2, 0.5272% 12/25/36 (e)(k)		4,025,321	2,393,859
Class B1, 0.9572% 12/25/36 (e)(k)		123,077	13,995
Class B2, 1.5072% 12/25/36 (e)(k)		125,452	10,061
Class B3, 2.7072% 12/25/36 (e)(k)		205,732	8,321
Class M1, 0.5472% 12/25/36 (e)(k)		257,498	104,427
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5672% 12/25/36 (e)(k)		$ 171,665	$ 62,716
Class M3, 0.5972% 12/25/36 (e)(k)		174,066	56,690
Class M4, 0.6572% 12/25/36 (e)(k)		208,279	55,811
Class M5, 0.6972% 12/25/36 (e)(k)		191,473	34,749
Class M6, 0.7772% 12/25/36 (e)(k)		171,665	24,127
Series 2007-1:
Class A2, 0.5272% 3/25/37 (e)(k)		886,390	487,514
Class B1, 0.9272% 3/25/37 (e)(k)		282,015	25,381
Class B2, 1.4072% 3/25/37 (e)(k)		204,476	11,246
Class B3, 3.6072% 3/25/37 (e)(k)		157,299	3,932
Class M1, 0.5272% 3/25/37 (e)(k)		248,141	89,331
Class M2, 0.5472% 3/25/37 (e)(k)		185,333	52,820
Class M3, 0.5772% 3/25/37 (e)(k)		164,365	36,160
Class M4, 0.6272% 3/25/37 (e)(k)		132,096	23,777
Class M5, 0.6772% 3/25/37 (e)(k)		206,205	30,931
Class M6, 0.7572% 3/25/37 (e)(k)		288,701	34,644
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (e)(k)		808,888	430,473
Class A2, 0.5772% 7/25/37 (e)(k)		755,797	277,499
Class B1, 1.8572% 7/25/37 (e)(k)		232,764	10,020
Class B2, 2.5072% 7/25/37 (e)(k)		159,568	2,759
Class M1, 0.6272% 7/25/37 (e)(k)		265,393	47,276
Class M2, 0.6672% 7/25/37 (e)(k)		145,022	19,742
Class M3, 0.7472% 7/25/37 (e)(k)		147,044	17,477
Class M4, 0.9072% 7/25/37 (e)(k)		290,315	26,798
Class M5, 1.0072% 7/25/37 (e)(k)		255,918	19,590
Class M6, 1.2572% 7/25/37 (e)(k)		324,488	19,667
Series 2007-3:
Class A2, 0.5472% 7/25/37 (e)(k)		820,213	464,863
Class B1, 1.2072% 7/25/37 (e)(k)		199,358	16,694
Class B2, 1.8572% 7/25/37 (e)(k)		498,886	28,533
Class B3, 4.2572% 7/25/37 (e)(k)		144,001	3,892
Class M1, 0.5672% 7/25/37 (e)(k)		178,143	38,967
Class M2, 0.5972% 7/25/37 (e)(k)		190,936	35,818
Class M3, 0.6272% 7/25/37 (e)(k)		300,869	49,397
Class M4, 0.7572% 7/25/37 (e)(k)		472,409	70,821
Class M5, 0.8572% 7/25/37 (e)(k)		245,038	33,426
Class M6, 1.0572% 7/25/37 (e)(k)		186,848	19,931
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (e)(k)		311,771	4,677
Class B2, 3.7072% 9/25/37 (e)(k)		179,956	1,800
Class M1, 1.2072% 9/25/37 (e)(k)		299,791	28,480
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.3072% 9/25/37 (e)(k)		$ 299,791	$ 22,484
Class M4, 1.8572% 9/25/37 (e)(k)		766,764	30,671
Class M5, 2.0072% 9/25/37 (e)(k)		766,764	23,003
Class M6, 2.2072% 9/25/37 (e)(k)		768,253	15,365
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,706,733	129,736
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		9,055,091	871,100
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4522% 3/11/39 (k)		450,000	389,238
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (e)(k)		425,171	406,496
Class J, 1.099% 3/15/19 (e)(k)		407,118	348,443
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (e)(k)		655,330	600,322
Class E, 0.549% 3/15/22 (e)(k)		3,607,157	3,279,126
Class F, 0.599% 3/15/22 (e)(k)		2,235,922	1,990,107
Class G, 0.649% 3/15/22 (e)(k)		537,549	472,377
Class H, 0.799% 3/15/22 (e)(k)		655,330	562,772
Class J, 0.949% 3/15/22 (e)(k)		655,330	516,899
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		184,823	185,610
Series 2004-PWR3 Class A3, 4.487% 2/11/41		620,187	633,442
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	593,015
Series 2006-T22 Class AJ, 5.5329% 4/12/38 (k)		400,000	375,772
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (k)		1,112,000	1,195,144
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	71,023
Class I, 5.64% 2/14/31 (e)		198,779	134,389
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,016,739
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,038,474
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (e)(k)(m)		21,680,723	294,335
Series 2006-T22:
Class A4, 5.5329% 4/12/38 (k)		237,000	264,867
Class B, 5.5329% 4/12/38 (e)(k)		200,000	163,290
Series 2006-T24 Class X2, 0.4418% 10/12/41 (e)(k)(m)		3,435,357	29,589
Series 2007-BBA8:
Class K, 1.449% 3/15/22 (e)(k)		120,000	65,491
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class L, 2.149% 3/15/22 (e)(k)		$ 253,498	$ 83,451
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (e)(k)		304,000	138,220
Class C, 5.7153% 6/11/40 (e)(k)		255,000	84,150
Class D, 5.7153% 6/11/40 (e)(k)		255,000	63,750
Series 2007-PW18 Class X2, 0.315% 6/11/50 (e)(k)(m)		165,852,612	1,606,448
Series 2007-T28:
Class A1, 5.422% 9/11/42		7,737	7,734
Class X2, 0.1653% 9/11/42 (e)(k)(m)		72,025,455	505,835
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		331,305	329,649
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (e)(k)		765,717	545,213
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,317,248
Class XCL, 2.2133% 5/15/35 (e)(k)(m)		7,869,731	200,418
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	656,738
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	164,092
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		182,403	187,862
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (e)(k)		311,961	307,380
Class G, 0.5778% 8/15/21 (e)(k)		542,222	525,622
Class H, 0.6178% 8/15/21 (e)(k)		433,548	401,439
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,809,209
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		2,832,883	2,662,157
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		6,710,619	6,708,431
Class A4, 5.6972% 12/10/49 (k)		5,830,000	6,314,858
Series 2007-FL3A Class A2, 0.389% 4/15/22 (e)(k)		6,878,000	6,477,790
Series 2008-C7 Class A2B, 6.072% 12/10/49 (k)		1,902,000	1,959,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	15,118,530
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(k)		320,000	278,670
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class A3, 5.293% 12/11/49		$ 1,852,000	$ 1,964,153
Class C, 5.476% 12/11/49		3,581,000	487,854
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	100,193
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	19,777
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,298
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,342
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,360
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	14,454
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	61,132
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (k)		1,902,000	1,986,274
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	456,480
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (e)(k)		80,231	71,496
Class H, 0.869% 4/15/17 (e)(k)		171,562	140,873
Class J, 1.099% 4/15/17 (e)(k)		131,565	94,727
Series 2005-FL11:
Class B, 0.499% 11/15/17 (e)(k)		175,588	161,541
Class C, 0.549% 11/15/17 (e)(k)		1,451,600	1,320,956
Class D, 0.589% 11/15/17 (e)(k)		75,490	67,941
Class E, 0.639% 11/15/17 (e)(k)		268,371	238,851
Class F, 0.699% 11/15/17 (e)(k)		185,934	163,621
Class G, 0.749% 11/15/17 (e)(k)		128,880	112,125
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (e)(k)		2,710,000	2,457,897
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	529,971
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		912,767	871,692
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,749	18,814
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,604,947
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,211,425
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,708,468
Series 2007-C9 Class A4, 5.8137% 12/10/49 (k)		4,209,000	4,603,303
Series 2001-J2A Class F, 6.9937% 7/16/34 (e)(k)		199,000	203,467
Series 2005 C6 Class B, 5.2418% 6/10/44 (k)		905,000	617,232
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
Series 2006-C8 Class XP, 0.4626% 12/10/46 (k)(m)		$ 17,446,965	$ 168,747
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		41,101	42,357
Class G, 6.21% 7/15/31 (e)		554,000	567,334
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		166,049	172,533
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	465,719
Series 1999-C2 Class G, 6% 11/17/32		302,000	217,057
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		440,000	436,671
Class F, 4.867% 6/9/28 (e)		645,000	527,598
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		9,909,444	9,913,379
Class A3, 5.542% 1/15/49 (k)		3,804,000	3,888,810
Series 2007-C3 Class A4, 5.7135% 6/15/39 (k)		28,438,000	29,387,460
Series 2006-C4 Class AAB, 5.439% 9/15/39		6,988,018	7,142,132
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (k)(m)		12,142,531	154,417
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,771,936
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (e)(k)		6,783,000	4,883,760
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.849% 9/15/21 (e)(k)		259,777	168,855
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35		41,885	41,975
Series 2004-C1:
Class A3, 4.321% 1/15/37		136,724	137,420
Class A4, 4.75% 1/15/37		884,000	927,026
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	978,820
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,109,000	2,159,719
Class H, 6% 5/17/40 (e)		90,318	7,680
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,201,535
Class G, 6.75% 11/15/30 (e)		180,000	181,310
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (k)(m)		1,138,991	2,204
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (e)(k)(m)		$ 3,218,660	$ 5,198
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	117,224
Class J, 4.231% 5/15/38 (e)		300,000	164,010
Series 2006-C1 Class A3, 5.4197% 2/15/39 (k)		7,052,699	7,440,217
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (e)(k)		721,000	605,640
Class C:
0.419% 2/15/22 (e)(k)		1,864,711	1,501,588
0.519% 2/15/22 (e)(k)		665,993	498,903
Class F, 0.569% 2/15/22 (e)(k)		1,331,815	972,097
Class L, 2.149% 2/15/22 (e)(k)		100,000	41,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		8,418,959	8,409,049
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (k)(m)		29,709,955	248,940
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9072% 3/25/17 (e)(k)		160,000	112,800
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4572% 3/25/17 (e)(k)		260,000	170,300
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (e)(k)		500,000	411,834
Class E, 5.557% 11/10/46 (e)(k)		260,000	210,645
Class F, 5.557% 11/10/46 (e)(k)		710,000	445,017
Class XB, 0.2464% 11/10/46 (e)(k)(m)		20,920,000	320,787
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	323,758
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2193% 6/10/31 (e)(k)		891,000	934,799
Series 2000-CKP1 Class B3, 7.9041% 11/10/33 (k)		230,000	227,869
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,500,000	1,485,812
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	321,387
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7897% 1/25/43 (k)(m)		820,000	141,658
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	88,203
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (e)		$ 770,000	$ 768,497
Class K, 6% 12/12/33 (e)		520,000	517,253
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,687,643
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	463,168
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	224,034
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.5747% 12/25/43 (k)(m)		1,640,000	263,591
Series K012 Class X3, 2.2876% 1/25/41 (k)(m)		1,800,000	248,780
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1636% 9/25/45 (e)(k)		1,290,000	1,209,647
Series 2011-K10 Class B, 4.5977% 11/25/49 (e)(k)		240,000	215,011
Series 2011-K11 Class B, 4.4199% 12/25/48 (e)(k)		750,000	660,701
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,417,411	1,304,018
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,745,162
Series 2001-1 Class X1, 1.2539% 5/15/33 (e)(k)(m)		2,349,967	20,938
Series 2002-1A Class H, 7.1095% 12/10/35 (e)(k)		65,000	64,748
Series 2007-C1 Class XP, 0.192% 12/10/49 (k)(m)		25,541,983	125,973
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	157,819
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		670,210	698,347
Class G, 6.75% 4/15/29 (k)		504,000	544,397
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		235,640	241,551
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	176,276
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		64,795	64,350
Class J, 6.974% 8/15/36		226,000	217,056
Class K, 6.974% 8/15/36		427,000	134,277
Series 2000-C1 Class K, 7% 3/15/33		90,000	61,223
Series 2005-C1 Class X2, 0.5531% 5/10/43 (k)(m)		6,942,902	21,349
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (e)(k)		715,000	688,242
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 490,000	$ 497,963
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,901,424
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,837,606
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,004
Class J, 6.306% 1/11/35 (e)		760,000	739,698
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	213,195
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (e)(k)(m)		24,279,183	35,108
Series 2006-GG7:
Class A3, 5.8769% 7/10/38 (k)		5,013,000	5,010,724
Class A4, 5.8769% 7/10/38 (k)		9,540,000	10,456,107
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (e)(k)(m)		40,350,265	282,452
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (e)(k)		431,608	404,668
Class F, 0.6875% 6/6/20 (e)(k)		835,001	774,782
Class J, 1.9975% 6/6/20 (e)(k)		250,000	200,671
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		1,994,000	1,916,760
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,828,881
Class F, 2.8433% 3/6/20 (e)(k)		164,000	156,991
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,546
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,682
Class J, 4.4568% 3/6/20 (e)(k)		86,000	83,322
Class L, 6.4193% 3/6/20 (e)(k)		400,000	392,746
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		507,023	509,347
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		797,117	877,227
Class H, 7.7995% 7/13/30 (e)(k)		230,000	244,950
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (e)(k)(m)		31,360,336	118,417
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,095,519	6,143,759
Series 2006-RR2:
Class M, 5.6187% 6/23/46 (e)(k)		100,000	0
Class N, 5.6187% 6/23/46 (e)(k)		100,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.0005% 8/10/43 (e)(k)		$ 290,000	$ 236,447
Class E, 4% 8/10/43 (e)		1,200,000	697,800
Class X, 1.57% 8/10/43 (e)(k)(m)		6,270,494	534,873
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	469,700
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		928,100	932,740
Series 2007-GG10 Class A2, 5.778% 8/10/45		12,952,733	13,179,303
Series 2010-C2 Class XA, 0.6918% 12/10/43 (e)(k)		5,607,075	153,634
Series 2011-GC5 Class C, 5.475% 8/10/44 (e)(k)		1,050,000	853,470
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0978% 9/10/22 (e)(k)		1,120,000	1,091,589
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	485,327
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		201,000	199,893
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(k)		201,217	196,086
Class D, 5.192% 1/12/37		270,000	262,570
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(k)		1,025,000	1,010,376
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(k)		695,000	623,263
Series 2011-C4 Class E, 5.3889% 7/15/46 (e)(k)		370,000	270,247
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL1A Class E, 0.619% 2/15/20 (e)(k)		144,283	133,576
Series 2006-FLA2:
Class A2, 0.379% 11/15/18 (e)(k)		8,393,781	7,890,155
Class B, 0.419% 11/15/18 (e)(k)		1,079,578	982,416
Class C, 0.459% 11/15/18 (e)(k)		767,010	682,639
Class D, 0.479% 11/15/18 (e)(k)		233,648	203,274
Class E, 0.529% 11/15/18 (e)(k)		337,049	283,121
Class F, 0.579% 11/15/18 (e)(k)		504,649	418,859
Class G, 0.609% 11/15/18 (e)(k)		438,498	350,798
Class H, 0.749% 11/15/18 (e)(k)		337,125	256,215
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (k)		4,674,131	4,838,048
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,327,917
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		$ 756,883	$ 778,422
Class A3, 5.336% 5/15/47		9,409,000	9,776,007
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (k)		6,670,000	7,101,642
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (k)		5,323,882	5,392,342
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,325,344
Class A3, 5.42% 1/15/49		25,732,000	27,171,011
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	130,050
Series 2004-LN2 Class D, 5.2226% 7/15/41 (k)		420,000	300,838
Series 2005-CB13 Class E, 5.3476% 1/12/43 (e)(k)		963,000	37,919
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,011,998	10,267,204
Series 2005-LDP5 Class AJ, 5.3264% 12/15/44 (k)		360,000	329,426
Series 2006-CB17 Class A3, 5.45% 12/12/43		533,290	537,543
Series 2007-CB18 Class A1, 5.32% 6/12/47 (k)		2,397	2,395
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (k)		165,000	59,904
Class C, 5.7385% 2/12/49 (k)		424,000	128,516
Class D, 5.7385% 2/12/49 (k)		447,000	100,333
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	48,976
Class CS, 5.466% 1/15/49 (k)		157,000	19,049
Class ES, 5.5379% 1/15/49 (e)(k)		983,000	52,491
Series 2010-C2:
Class D, 5.5308% 11/15/43 (e)(k)		645,000	558,444
Class XB, 0.7537% 11/15/43 (e)(k)(m)		3,600,000	135,538
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5:
Class B. 5.3139% 8/15/46 (e)(k)		980,000	926,494
Class C, 5.3139% 8/15/46 (e)(k)		250,000	196,754
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		662,943	677,029
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		72,111	72,131
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (k)		21,615,000	23,454,026
Series 1998-C1 Class D, 6.98% 2/18/30		349,999	357,221
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		583,000	602,349
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	142,628
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 900,000	$ 836,113
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,116,377
Class AM, 5.263% 11/15/40 (k)		67,000	70,764
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	260,710
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)		834,845	835,416
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,329,460	1,331,769
Class A3, 5.347% 11/15/38		1,417,000	1,519,418
Class AM, 5.378% 11/15/38		160,000	143,734
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,328,030
Class A4, 5.424% 2/15/40		5,434,000	5,839,980
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,166,631
Series 2007-C6 Class A2, 5.845% 7/15/40		9,597,104	9,723,930
Series 2001-C3 Class B, 6.512% 6/15/36		527,599	530,810
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	86,194
Series 2003-C7 Class L, 5.1147% 7/15/37 (e)(k)		284,000	169,050
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	190,002
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	720,841
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (k)(m)		4,326,994	15,456
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	631,339
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (k)		480,000	382,763
Class AM, 6.0868% 6/15/38 (k)		500,000	503,953
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (k)(m)		8,109,240	101,455
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (k)(m)		3,265,697	29,123
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,543,335
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,172,848
Class XCP, 0.2822% 9/15/45 (k)(m)		139,001,656	1,106,314
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (e)(k)		608,683	535,641
Class E, 0.539% 9/15/21 (e)(k)		2,196,145	1,910,646
Class F, 0.589% 9/15/21 (e)(k)		1,143,094	983,061
Class G, 0.609% 9/15/21 (e)(k)		2,258,211	1,783,987
Class H, 0.649% 9/15/21 (e)(k)		582,579	436,934
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,381,306
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.728% 6/25/43 (e)(k)		310,000	226,333
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lstar Commercial Mortgage Trust: - continued
Series 2011-1 Class B, 5.728% 6/25/43 (e)(k)		$ 540,000	$ 514,237
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4341% 10/12/39 (e)(k)	CAD	320,000	276,530
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		509,553	527,938
Series 1998-C3 Class E, 6.8299% 12/15/30 (k)		173,000	180,442
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3256% 1/12/44 (k)		220,000	201,960
Series 2004-MKB1 Class F, 5.6507% 2/12/42 (e)(k)		180,000	169,262
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (k)		1,288,965	1,302,826
Series 2005-LC1 Class F, 5.3796% 1/12/44 (e)(k)		1,655,000	836,621
Series 2006-C1:
Class A2, 5.6206% 5/12/39 (k)		1,840,323	1,887,671
Class AJ, 5.6656% 5/12/39 (k)		160,000	131,482
Class AM, 5.6656% 5/12/39 (k)		100,000	102,209
Series 2007-C1 Class A4, 5.8279% 6/12/50 (k)		7,199,517	7,781,670
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,357,953
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (k)		375,876	374,242
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (k)		2,024,000	2,058,764
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		455,543	455,120
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,730,590
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,801,764
Class A4, 5.378% 8/12/48		76,000	78,105
Class B, 5.479% 8/12/48		5,706,000	2,032,529
Series 2007-6:
Class A1, 5.175% 3/12/51		6,791	6,785
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,042,400
Series 2007-7 Class A4, 5.7419% 6/12/50 (k)		6,656,000	6,935,885
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		7,876,757	8,259,450
Series 2006-4 Class XP, 0.6162% 12/12/49 (k)(m)		28,864,465	502,704
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	585,962
Series 2007-7 Class B, 5.7419% 6/12/50 (k)		166,000	24,900
Series 2007-8 Class A3, 5.966% 8/12/49 (k)		1,640,000	1,765,911
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.449% 7/15/19 (e)(k)		357,716	211,052
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Class H, 0.629% 7/15/19 (e)(k)		$ 142,675	$ 142,335
Class J, 0.679% 7/15/19 (e)(k)		354,000	314,216
Series 2007-XCLA Class A1, 0.449% 7/17/17 (e)(k)		277,997	255,758
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (e)(k)		1,092,000	1,008,959
Class D, 0.439% 10/15/20 (e)(k)		667,354	606,595
Class E, 0.499% 10/15/20 (e)(k)		834,661	750,323
Class F, 0.549% 10/15/20 (e)(k)		500,899	430,250
Class G, 0.589% 10/15/20 (e)(k)		619,188	525,663
Class H, 0.679% 10/15/20 (e)(k)		389,758	291,911
Class J, 0.829% 10/15/20 (e)(k)		228,006	136,566
Class MHRO, 0.939% 10/15/20 (e)(k)		594,748	487,693
Class NHRO, 1.139% 10/15/20 (e)(k)		902,610	722,088
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		299,816	298,038
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,024,660	2,050,902
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	603,517
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,004,424
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		45,321	45,301
Class A4, 5.364% 3/15/44		10,000,000	10,422,780
Series 2007-T25 Class A1, 5.391% 11/12/49		95,433	95,364
Series 1997-RR Class F, 7.4009% 4/30/39 (e)(k)		162,490	151,116
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,756	94,648
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	173,311
Class O, 5.91% 11/15/31 (e)		197,950	53,179
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (e)(k)(m)		11,254,806	180
Series 2004-IQ7 Class E, 5.4081% 6/15/38 (e)(k)		120,000	81,600
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	204,400
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (e)(k)(m)		16,930,454	34,352
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (e)(k)(m)		8,845,165	48,127
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (k)		891,614	897,150
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (k)		2,033,257	2,092,513
Class A4, 5.7295% 10/15/42 (k)		570,000	633,383
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	665,722
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8123% 8/12/41 (k)		$ 972,000	$ 987,127
Series 2007-HQ12 Class A2, 5.5905% 4/12/49 (k)		11,654,870	11,855,544
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	2,972,782
Class B, 5.7222% 4/15/49 (k)		469,000	98,269
Series 2011-C1:
Class D, 5.2557% 9/15/47 (e)(k)		590,000	480,351
Class E, 5.2557% 9/15/47 (e)(k)		573,100	441,953
Series 2011-C2:
Class D, 5.3189% 6/15/44 (e)(k)		580,000	473,390
Class E, 5.3189% 6/15/44 (e)(k)		600,000	460,368
Class F, 5.3189% 6/15/44 (e)(k)		550,000	371,652
Class XB, 0.4651% 6/15/44 (e)(k)(m)		9,001,008	267,960
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	888,704
Class E, 5.357% 7/15/49 (e)(k)		400,000	273,765
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9023% 2/23/34 (k)		466,000	520,481
Series 2001-TOP3 Class E, 7.3283% 7/15/33 (e)(k)		150,000	127,265
Series 2003-TOP9 Class E, 5.7302% 11/13/36 (e)(k)		78,000	75,946
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		499,681	519,703
Class G, 5% 8/20/30 (e)		361,875	366,217
Class J, 5% 8/20/30 (e)		195,000	184,626
Series 1999-SL Class X, 76.44% 11/10/30 (k)(m)		138,935	121,221
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,077,590
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		741,551	759,645
RBSCF Trust Series 2010-MB1 Class D, 4.6717% 4/15/24 (e)(k)		480,000	440,625
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	107,000	85,633
Class G, 4.456% 9/12/38 (e)	CAD	54,000	41,323
Class H, 4.456% 9/12/38 (e)	CAD	36,000	25,777
Class J, 4.456% 9/12/38 (e)	CAD	36,000	24,059
Class K, 4.456% 9/12/38 (e)	CAD	18,000	10,586
Class L, 4.456% 9/12/38 (e)	CAD	26,000	14,200
Class M, 4.456% 9/12/38 (e)	CAD	128,859	35,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 90,783
Class G, 4.57% 4/12/23	CAD	42,000	28,967
Class H, 4.57% 4/12/23	CAD	42,000	27,740
Class J, 4.57% 4/12/23	CAD	42,000	26,575
Class K, 4.57% 4/12/23	CAD	21,000	12,735
Class L, 4.57% 4/12/23	CAD	63,000	36,630
Class M, 4.57% 4/12/23	CAD	185,000	48,345
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	209,013
Class E5, 6.5% 2/18/34 (e)(k)		900,000	907,646
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		112,823	112,973
Class F, 7.3% 10/12/34 (e)		473,000	473,231
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9076% 8/15/39 (k)		170,000	160,250
Series 2007-C4 Class F, 5.9076% 8/15/39 (k)		820,000	554,435
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	247,862
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.824% 7/15/24 (e)(k)		110,000	73,537
Class G, 0.824% 7/15/24 (e)(k)		200,000	122,703
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	169,950
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (e)(k)		1,770,598	1,342,087
Class F, 0.5833% 9/15/21 (e)(k)		1,877,987	1,335,221
Class G, 0.6033% 9/15/21 (e)(k)		1,779,101	1,211,541
Class J, 0.8433% 9/15/21 (e)(k)		395,545	241,672
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (e)(k)		140,220	126,198
Class AP2, 1.049% 6/15/20 (e)(k)		235,007	206,806
Class F, 0.729% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.949% 6/15/20 (e)(k)		233,916	189,472
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		2,176,567	2,186,912
Series 2003-C8 Class A3, 4.445% 11/15/35		6,982,294	7,004,065
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,203,412
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43		$ 1,633,000	$ 1,647,419
Class A4, 5.305% 12/15/43		8,604,000	8,877,960
Class A5, 5.342% 12/15/43		2,036,000	2,095,907
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,113,763
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (k)		13,743,083	14,007,624
Class A3, 5.7424% 6/15/49 (k)		3,229,000	3,344,078
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	886,378
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	332,748
Series 2004-C11:
Class D, 5.3661% 1/15/41 (k)		360,000	330,602
Class E, 5.4161% 1/15/41 (k)		327,000	280,349
Series 2004-C12 Class D, 5.3163% 7/15/41 (k)		280,000	262,329
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	248,458
Class C, 5.21% 8/15/41		170,000	159,614
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (e)(k)		500,000	485,722
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,757,726
Series 2005-C22:
Class B, 5.3591% 12/15/44 (k)		4,218,000	3,045,695
Class F, 5.3591% 12/15/44 (e)(k)		3,171,000	1,208,601
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,636,436
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	4,907,516
Class C, 5.483% 12/15/43 (k)		5,706,000	2,448,176
Class D, 5.513% 12/15/43 (k)		3,044,000	938,112
Class XP, 0.437% 12/15/43 (e)(k)(m)		17,012,943	186,088
Series 2007-C31 Class C, 5.6857% 4/15/47 (k)		522,000	97,562
Series 2007-C32:
Class D, 5.7424% 6/15/49 (k)		1,431,000	453,484
Class E, 5.7424% 6/15/49 (k)		2,252,000	562,324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (k)		19,259,000	19,927,653
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		10,192,000	348,668
WF-RBS Commercial Mortgage Trust:
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	245,181
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6369% 11/15/44 (e)(k)		$ 260,000	$ 231,759
Class D, 5.6369% 11/15/44 (e)(k)		200,000	159,818
Class XA, 2.0986% 11/15/44 (e)(k)(m)		5,260,000	629,780
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,500,912
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $675,091,668)			781,013,472
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,362,898
California Gen. Oblig. 7.5% 4/1/34		4,890,000	5,733,281
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,052,682
Series 2011:
5.665% 3/1/18		5,425,000	5,732,435
5.877% 3/1/19		5,175,000	5,490,572
TOTAL MUNICIPAL SECURITIES (Cost $25,567,985)			27,371,868
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,758,013	3,425,769
2.5% 12/31/38 (d)		3,210,000	1,091,400
7% 9/12/13		6,980,000	6,738,221
7% 10/3/15		10,420,000	9,070,031
Bahamian Republic 6.95% 11/20/29 (e)		855,000	957,600
Bahrain Kingdom 5.5% 3/31/20		550,000	510,813
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	360,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,445,000	3,867,150
8.95% 1/26/18		1,085,000	927,675
Bermuda Government 5.603% 7/20/20 (e)		470,000	518,175
Brazilian Federative Republic:
5.625% 1/7/41		5,820,000	6,591,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Brazilian Federative Republic: - continued
6% 1/17/17		$ 505,000	$ 580,750
7.125% 1/20/37		540,000	723,600
8.25% 1/20/34		290,000	426,300
8.75% 2/4/25		545,000	803,875
8.875% 10/14/19		370,000	512,450
10.125% 5/15/27		1,215,000	1,965,263
12.25% 3/6/30		735,000	1,385,475
Chilean Republic:
3.25% 9/14/21		12,540,000	12,571,350
7.125% 1/11/12		3,045,000	3,065,554
Colombian Republic:
4.375% 7/12/21		1,745,000	1,819,163
7.375% 1/27/17		1,350,000	1,620,000
7.375% 3/18/19		1,070,000	1,340,175
7.375% 9/18/37		2,130,000	2,886,150
10.375% 1/28/33		2,150,000	3,547,500
11.75% 2/25/20		1,050,000	1,632,750
Congo Republic 3% 6/30/29 (d)		1,781,250	1,255,781
Croatia Republic:
6.375% 3/24/21 (e)		1,725,000	1,530,938
6.625% 7/14/20 (e)		2,195,000	1,975,500
6.75% 11/5/19 (e)		2,755,000	2,534,600
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,235,000	2,246,175
6.25% 7/27/21 (e)		1,610,000	1,585,850
7.4% 1/22/15 (e)		1,635,000	1,724,925
Dominican Republic:
1.5522% 8/30/24 (k)		1,350,000	1,174,500
7.5% 5/6/21 (e)		2,180,000	2,180,000
9.04% 1/23/18 (e)		967,284	1,064,013
El Salvador Republic:
7.375% 12/1/19 (e)		745,000	808,325
7.625% 2/1/41 (e)		525,000	527,625
7.65% 6/15/35 (Reg. S)		1,265,000	1,302,950
7.75% 1/24/23 (Reg. S)		1,070,000	1,160,950
8.25% 4/10/32 (Reg. S)		575,000	625,313
Export Credit Bank of Turkey 5.375% 11/4/16 (e)		540,000	534,600
Gabonese Republic 8.2% 12/12/17 (e)		1,185,000	1,359,788
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,060,400
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,787,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Hungarian Republic:
4.75% 2/3/15		$ 940,000	$ 869,500
6.25% 1/29/20		2,250,000	2,047,500
6.375% 3/29/21		2,933,000	2,720,358
7.625% 3/29/41		1,488,000	1,383,840
Indonesian Republic:
4.875% 5/5/21 (e)		1,095,000	1,148,436
5.875% 3/13/20 (e)		1,660,000	1,842,600
6.625% 2/17/37 (e)		1,100,000	1,303,500
6.875% 1/17/18 (e)		1,105,000	1,287,325
7.75% 1/17/38 (e)		1,690,000	2,247,700
8.5% 10/12/35 (Reg. S)		1,360,000	1,938,000
11.625% 3/4/19 (e)		1,720,000	2,511,200
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,610,000	2,779,700
Jordanian Kingdom 3.875% 11/12/15		820,000	762,600
Lebanese Republic:
4% 12/31/17		3,630,250	3,575,796
5.15% 11/12/18		550,000	547,250
Lithuanian Republic:
5.125% 9/14/17 (e)		430,000	417,100
6.125% 3/9/21 (e)		1,460,000	1,394,300
6.75% 1/15/15 (e)		1,215,000	1,263,600
7.375% 2/11/20 (e)		2,485,000	2,634,100
Namibia Republic of 5.5% 11/3/21 (e)		1,340,000	1,346,700
Peruvian Republic:
3% 3/7/27 (d)		1,210,000	1,040,600
5.625% 11/18/50		1,265,000	1,337,738
7.35% 7/21/25		1,550,000	2,011,125
8.75% 11/21/33		2,865,000	4,218,713
Philippine Republic:
5.5% 3/30/26		515,000	566,500
6.375% 1/15/32		515,000	607,700
6.375% 10/23/34		460,000	548,550
6.5% 1/20/20		805,000	957,950
7.5% 9/25/24		290,000	369,025
7.75% 1/14/31		390,000	519,675
9.5% 2/2/30		1,560,000	2,379,000
9.875% 1/15/19		640,000	889,600
10.625% 3/16/25		1,320,000	2,077,416
Polish Government:
3.875% 7/16/15		840,000	842,100
5.125% 4/21/21		825,000	820,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Polish Government: - continued
6.375% 7/15/19		$ 2,200,000	$ 2,409,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,360,000	1,122,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (e)		520,000	514,800
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,150,000	4,197,250
Republic of Nigeria 6.75% 1/28/21 (e)		1,555,000	1,619,144
Republic of Senegal 8.75% 5/13/21 (e)		900,000	900,000
Republic of Serbia 6.75% 11/1/24 (e)		7,310,335	6,835,163
Russian Federation:
3.625% 4/29/15 (e)		900,000	920,250
7.5% 3/31/30 (Reg. S)		8,234,770	9,717,029
11% 7/24/18 (Reg. S)		385,000	528,413
12.75% 6/24/28 (Reg. S)		1,800,000	3,127,500
State of Qatar:
3.125% 1/20/17 (e)		895,000	893,210
5.75% 1/20/42 (e)		745,000	758,783
Turkish Republic:
5.125% 3/25/22		735,000	703,763
5.625% 3/30/21		815,000	833,338
6% 1/14/41		350,000	336,455
6.75% 4/3/18		1,395,000	1,534,500
6.75% 5/30/40		805,000	849,275
6.875% 3/17/36		2,795,000	3,004,625
7% 9/26/16		1,360,000	1,506,200
7.25% 3/15/15		730,000	801,175
7.25% 3/5/38		1,400,000	1,562,820
7.375% 2/5/25		2,890,000	3,323,500
7.5% 7/14/17		1,285,000	1,458,475
7.5% 11/7/19		745,000	854,888
11.875% 1/15/30		960,000	1,588,800
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		1,690,000	1,428,050
Ukraine Government:
6.25% 6/17/16 (e)		2,080,000	1,801,904
6.385% 6/26/12 (e)		3,670,000	3,596,600
6.7% 12/21/11		2,315,000	2,306,319
6.75% 11/14/17 (e)		1,895,000	1,629,700
6.875% 9/23/15 (e)		1,630,000	1,487,375
7.65% 6/11/13 (e)		2,965,000	2,857,667
7.75% 9/23/20 (e)		1,430,000	1,244,100
7.95% 2/23/21 (e)		1,425,000	1,254,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	555,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
United Mexican States:
5.125% 1/15/20		$ 920,000	$ 1,029,020
5.625% 1/15/17		490,000	554,190
5.75% 10/12/10		756,000	776,790
5.95% 3/19/19		300,000	351,300
6.05% 1/11/40		9,454,000	11,179,355
6.75% 9/27/34		720,000	914,400
7.5% 4/8/33		425,000	583,313
8.3% 8/15/31		420,000	616,350
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,970,000	2,669,350
8% 11/18/22		2,566,902	3,413,980
Venezuelan Republic:
6% 12/9/20		620,000	368,900
7% 3/31/38		625,000	348,438
7.75% 10/13/19 (Reg. S)		800,000	556,000
8.5% 10/8/14		735,000	679,875
9% 5/7/23 (Reg. S)		2,490,000	1,699,425
9.25% 9/15/27		1,575,000	1,106,438
9.25% 5/7/28 (Reg. S)		990,000	658,350
9.375% 1/13/34		1,035,000	685,688
10.75% 9/19/13		1,300,000	1,306,500
11.75% 10/21/26 (Reg. S)		470,000	376,000
11.95% 8/5/31 (Reg. S)		1,890,000	1,502,550
12.75% 8/23/22		4,180,000	3,667,950
13.625% 8/15/18		1,078,000	1,034,880
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		743,478	631,956
4% 3/12/28 (d)		3,195,000	2,619,900
6.75% 1/29/20 (e)		835,000	835,000
6.875% 1/15/16 (e)		2,430,000	2,502,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $248,557,565)			262,317,263
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $231,216)		242,000	253,782
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e)	1	$ 863,100
TOTAL COMMON STOCKS (Cost $1,258,919)		863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	80,100	2,734,614
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	206,438
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	25,200	1,237,068
TOTAL CONVERTIBLE PREFERRED STOCKS		4,178,120
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Apartment Investment & Management Co. Series U, 7.75%	5,000	125,700
CBL & Associates Properties, Inc. 7.375%	7,720	182,424
Cedar Shopping Centers, Inc. 8.875%	5,000	116,050
Corporate Office Properties Trust Series H, 7.50%	5,000	124,900
Digital Realty Trust, Inc. Series E, 7.00%	10,000	253,600
Equity Lifestyle Properties, Inc. 8.034%	22,162	564,909
Essex Property Trust, Inc. Series H, 7.125%	9,354	236,656
Hersha Hospitality Trust Series B, 8.00%	10,300	236,900
LaSalle Hotel Properties Series H, 7.50%	10,000	245,700
PS Business Parks, Inc. 6.875%	10,000	259,500
Public Storage:
Series P, 6.50%	12,000	322,080
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series R, 6.35%	10,500	$ 277,725
Stag Industrial, Inc. Series A, 9.00% (a)	20,000	510,000
		3,456,144
TOTAL PREFERRED STOCKS (Cost $8,548,878)		7,634,264
Floating Rate Loans - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (k)	$ 3,360,390	3,108,360
Tranche C, term loan 2.1875% 12/27/15 (k)	2,110,750	1,952,444
		5,060,804
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,797,988	2,581,143
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,123,950	1,996,513
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	915,400	910,823
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	982,500
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (k)	1,435,000	1,388,363
Six Flags, Inc. Tranche B, term loan 5.3684% 6/30/16 (k)	1,295,000	1,282,050
		4,563,736
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	265,000
Tranche B 1LN, term loan 4.7635% 6/7/18 (k)	801,025	793,015
		1,058,015
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.91% 1/29/16 (k)	5,481,432	4,097,370
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	$ 2,110,213	$ 2,078,559
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,601,388
Univision Communications, Inc. term loan 4.51% 3/31/17 (k)	4,421,098	3,912,671
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,225,000
		14,914,988
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	3,680,000	3,523,600
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	341,550	330,450
TOTAL CONSUMER DISCRETIONARY		34,029,249
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,407,925	1,355,128
U.S. Foodservice term loan 5.75% 3/31/17 (k)	4,883,355	4,590,354
		5,945,482
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,988,581	2,928,810
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	636,336	618,837
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (k)	1,000,000	970,000
TOTAL FINANCIALS		1,588,837
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,238,363	2,176,808
Floating Rate Loans - continued
	Principal Amount (c)	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	$ 535,088	$ 535,756
TOTAL HEALTH CARE		2,712,564
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,788,013	2,648,612
US Airways Group, Inc. term loan 2.76% 3/23/14 (k)	2,810,347	2,416,899
		5,065,511
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	543,605	462,064
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 9/12/18 (k)	2,530,000	2,533,163
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,289,263	2,266,370
		4,799,533
TOTAL INDUSTRIALS		10,327,108
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Godaddy.Com, Inc. Tranche B, term loan 7% 9/23/18 (k)	880,000	877,800
MATERIALS - 0.1%
Chemicals - 0.0%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,075,000	2,080,188
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,049,513
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (k)	1,476,313	1,491,076
		3,540,589
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	1,467,625	1,452,949
TOTAL MATERIALS		7,073,726
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (k)	$ 3,255,000	$ 3,137,169
Tranche B, term loan 5.5% 5/24/18 (k)	1,555,909	1,505,342
Intelsat Jackson Holdings SA term loan 3.3911% 2/1/14 (k)	2,425,000	2,285,563
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0279% 3/17/18 (k)	4,074,552	3,972,688
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,258,650	2,255,827
		13,156,589
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	373,125	370,327
TOTAL FLOATING RATE LOANS (Cost $79,470,481)		79,010,492
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,724,850	1,621,359
Goldman Sachs 1.25% 12/14/19 (k)	1,478,241	1,389,546
1.25% 12/14/19 (k)	114,036	107,194
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,849,293)		3,118,099
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,446,427)	2,243,000	2,496,241
Fixed-Income Funds - 24.6%
	Shares
Fidelity Floating Rate Central Fund (l)	5,663,128	552,834,598
Fidelity Mortgage Backed Securities Central Fund (l)	26,225,529	2,825,276,284
TOTAL FIXED-INCOME FUNDS (Cost $3,179,829,822)		3,378,110,882
Preferred Securities - 0.0%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 2,360,000	$ 2,488,533
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)(k)	1,312,000	915,268
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,880,000	1,829,385
TOTAL PREFERRED SECURITIES (Cost $4,869,660)		5,233,186
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $635,909,000)	$ 635,911,444	635,909,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $13,863,087,233)		14,603,892,067
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(880,000,928)
NET ASSETS - 100%		$ 13,723,891,139
TBA Sale Commitments
	Principal Amount
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (9,700,000)	(10,078,454)
3.5% 12/1/26	(21,000,000)	(21,819,334)
4% 12/1/26	(12,600,000)	(13,226,425)
4% 12/1/26	(11,400,000)	(11,966,766)
4% 12/1/41	(28,600,000)	(29,792,383)
4.5% 12/1/41	(5,500,000)	(5,814,250)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
4.5% 12/1/41	$ (29,000,000)	$ (30,656,956)
4.5% 12/1/41	(3,200,000)	(3,382,836)
4.5% 12/1/41	(1,200,000)	(1,268,564)
5% 12/1/41	(700,000)	(752,290)
5% 12/1/41	(16,000,000)	(17,195,202)
6% 12/1/41	(65,700,000)	(72,013,074)
6% 12/1/41	(65,700,000)	(72,013,074)
6% 12/1/41	(21,500,000)	(23,565,922)
6% 12/1/41	(17,700,000)	(19,400,782)
6% 12/1/41	(17,700,000)	(19,400,782)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(352,347,094)
Freddie Mac
4% 12/1/41	(28,000,000)	(29,117,054)
5.5% 12/1/41	(5,500,000)	(5,937,285)
TOTAL FREDDIE MAC		(35,054,339)
Ginnie Mae
3.5% 12/1/41	(18,000,000)	(18,657,254)
4% 12/1/41	(42,400,000)	(45,207,855)
4% 12/1/41	(4,200,000)	(4,478,137)
4% 12/1/41	(38,200,000)	(40,729,719)
4% 12/1/41	(2,200,000)	(2,345,691)
4% 12/1/41	(38,200,000)	(40,729,719)
4% 12/1/41	(4,200,000)	(4,478,137)
4% 12/1/41	(1,000,000)	(1,066,223)
4% 12/1/41	(1,000,000)	(1,066,223)
4% 1/1/42	(600,000)	(637,999)
4.5% 12/1/41	(200,000)	(217,302)
4.5% 12/1/41	(2,400,000)	(2,607,627)
4.5% 12/1/41	(1,900,000)	(2,064,372)
4.5% 1/1/42	(100,000)	(108,427)
5% 12/1/41	(12,500,000)	(13,757,970)
5% 12/1/41	(12,500,000)	(13,757,970)
5% 1/1/42	(1,400,000)	(1,537,940)
TOTAL GINNIE MAE		(193,448,565)
TOTAL TBA SALE COMMITMENTS (Proceeds $579,743,797)		$ (580,849,998)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,333,561	$ (2,202,226)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,683,595	(2,532,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,633,493	(1,541,558)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	4,200,410	(3,964,007)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,516,815	(1,431,447)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	24,301	(13,495)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	24,272	(18,328)
TOTAL CREDIT DEFAULT SWAPS		$ 12,417,234	$ (11,704,363)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,839,600
		$ 212,417,234	$ (9,864,763)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,014,836,498 or 7.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,264,429.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $756,960 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 583,086
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$635,909,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 55,992,031
ING Financial Markets LLC	190,372,906
Mizuho Securities USA, Inc.	381,826,793
RBC Capital Markets Corp.	7,717,270
$ 635,909,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 6,333,531
Fidelity Mortgage Backed Securities Central Fund	22,425,087
Total	$ 28,758,618
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 155,952,894	$ -	$ 552,834,598	19.9%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	22,425,089	-	2,825,276,284	22.0%
Total	$ 3,202,847,710	$ 178,377,983	$ -	$ 3,378,110,882
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,734,614	$ 2,734,614	$ -	$ -
Financials	3,662,582	3,456,144	206,438	-
Telecommunication Services	863,100	-	-	863,100
Utilities	1,237,068	1,237,068	-	-
Corporate Bonds	3,357,412,030	-	3,357,056,323	355,707
U.S. Government and Government Agency Obligations	3,341,257,777	-	3,341,257,777	-
U.S. Government Agency - Mortgage Securities	2,255,537,027	-	2,255,537,027	-
Asset-Backed Securities	300,323,583	-	272,818,081	27,505,502
Collateralized Mortgage Obligations	166,030,001	-	163,352,029	2,677,972
Commercial Mortgage Securities	781,013,472	-	722,198,571	58,814,901
Municipal Securities	27,371,868	-	27,371,868	-
Foreign Government and Government Agency Obligations	262,317,263	-	261,276,663	1,040,600
Supranational Obligations	253,782	-	253,782	-
Floating Rate Loans	79,010,492	-	77,057,992	1,952,500
Sovereign Loan Participations	3,118,099	-	3,118,099	-
Bank Notes	2,496,241	-	2,496,241	-
Fixed-Income Funds	3,378,110,882	3,378,110,882	-	-
Preferred Securities	5,233,186	-	5,233,186	-
Cash Equivalents	635,909,000	-	635,909,000	-
Total Investments in Securities:	$ 14,603,892,067	$ 3,385,538,708	$ 11,125,143,077	$ 93,210,282
Derivative Instruments:
Assets
Swap Agreements	$ 1,839,600	$ -	$ 1,839,600	$ -
Liabilities
Swap Agreements	$ (11,704,363)	$ -	$ (11,671,799)	$ (32,564)
Total Derivative Instruments:	$ (9,864,763)	$ -	$ (9,832,199)	$ (32,564)
Other Financial Instruments:
TBA Sale Commitments	$ (580,849,998)	$ -	$ (580,849,998)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	471,058
Total Unrealized Gain (Loss)	(6,398,389)
Cost of Purchases	970,246
Proceeds of Sales	(3,850,545)
Amortization/Accretion	(65,603)
Transfers in to Level 3	16,025,210
Transfers out of Level 3	(7,335,506)
Ending Balance	$ 93,210,282
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (6,707,828)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	295
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (32,564)
Realized gain (loss) on Swap Agreements for the period	$ 337
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $13,989,952,334. Net unrealized appreciation aggregated $613,939,733, of which $742,070,013 related to appreciated investment securities and $128,130,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,417,234 representing 0.09% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2011

1.824865.107

TBD-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 24.5%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 268,313
Nonconvertible Bonds - 24.5%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	2,731,200
Dana Holding Corp.:
6.5% 2/15/19		2,755,000	2,672,350
6.75% 2/15/21		3,675,000	3,564,750
Delphi Corp.:
5.875% 5/15/19 (e)		1,685,000	1,685,000
6.125% 5/15/21 (e)		1,615,000	1,615,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,505,000
7.75% 8/15/18		1,400,000	1,435,000
			15,208,300
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	586,500
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (e)		3,090,000	2,634,225
8.25% 6/15/21 (e)		4,610,000	3,918,500
Ford Motor Co. 7.45% 7/16/31		5,655,000	6,630,488
			13,769,713
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,217,350
6.5% 5/20/21		790,000	766,300
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,596,200
			3,579,850
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,191,300
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		2,570,000	2,570,000
Chukchansi Economic Development Authority 8% 11/15/13 (e)		325,000	183,625
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (e)		3,590,000	3,616,925
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.: - continued
11.5% 1/15/17 pay-in-kind (e)(k)		$ 1,902,794	$ 1,796,845
FelCor Lodging LP 6.75% 6/1/19		4,675,000	4,347,750
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,737,188
Host Marriott LP 6.375% 3/15/15		250,000	254,375
ITT Corp. 7.375% 11/15/15		250,000	277,188
MGM Mirage, Inc.:
6.625% 7/15/15		7,475,000	7,026,500
7.5% 6/1/16		4,130,000	3,913,175
7.625% 1/15/17		5,355,000	5,033,700
11.375% 3/1/18		2,460,000	2,669,100
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(k)		1,595,000	1,339,800
NCL Corp. Ltd. 9.5% 11/15/18		1,125,000	1,186,875
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	489,971
yankee:
7.25% 6/15/16		3,985,000	4,303,800
7.5% 10/15/27		3,070,000	3,008,600
Times Square Hotel Trust 8.528% 8/1/26 (e)		871,284	922,120
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	871,220
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,045,175
			46,593,932
Household Durables - 0.1%
KB Home 7.25% 6/15/18		1,430,000	1,201,200
Lennar Corp.:
6.95% 6/1/18		4,640,000	4,500,800
12.25% 6/1/17		1,135,000	1,339,300
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		2,125,000	2,273,750
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	6,040,350
10.75% 9/15/16		2,370,000	2,417,400
			17,772,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		$ 2,630,000	$ 2,498,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	613,744
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,328,050
8.625% 9/15/17		3,505,000	3,653,963
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)(k)		2,835,000	2,810,194
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		10,180,000	10,383,600
Checkout Holding Corp. 0% 11/15/15 (e)		800,000	392,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,581,419
5.15% 3/1/20		435,000	483,332
5.7% 5/15/18		14,629,000	16,597,449
6.4% 3/1/40		4,490,000	5,162,934
6.45% 3/15/37		2,196,000	2,490,929
6.55% 7/1/39		9,000,000	10,413,549
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,675,283
CSC Holdings LLC:
6.75% 11/15/21 (e)		2,260,000	2,254,350
8.625% 2/15/19		1,350,000	1,505,250
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,457,854
6.35% 6/1/40		6,392,000	7,380,242
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (e)		690,000	448,500
Insight Communications, Inc. 9.375% 7/15/18 (e)		2,030,000	2,293,900
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)		660,000	663,300
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,684,127
5.15% 4/30/20		11,614,000	12,558,752
6.4% 4/30/40		18,278,000	20,936,882
News America Holdings, Inc. 7.75% 12/1/45		663,000	766,510
News America, Inc.:
6.15% 3/1/37		4,759,000	4,982,364
6.15% 2/15/41		13,539,000	14,494,136
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		$ 2,770,000	$ 2,908,500
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (e)		2,915,000	2,332,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,102,560
7.75% 3/15/16		2,485,000	2,528,488
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,122,746
5.85% 5/1/17		7,607,000	8,565,535
6.2% 7/1/13		2,898,000	3,117,871
6.75% 7/1/18		13,763,000	15,991,299
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,221,969
5.375% 10/15/41		3,115,000	3,115,716
5.875% 11/15/16		368,000	422,727
6.2% 3/15/40		11,792,000	12,854,896
6.5% 11/15/36		9,243,000	10,376,340
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	845,750
Univision Communications, Inc.:
6.875% 5/15/19 (e)		1,300,000	1,205,750
8.5% 5/15/21 (e)		4,695,000	3,920,325
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	985,050
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,181,675
6.75% 10/5/37		1,460,000	1,700,342
			234,010,652
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		1,500,000	1,158,750
Specialty Retail - 0.2%
AutoNation, Inc. 6.75% 4/15/18		1,105,000	1,140,913
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (e)		2,414,000	2,323,475
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,312,613
Lowe's Companies, Inc. 3.8% 11/15/21		7,730,000	7,717,276
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		5,260,000	5,588,750
Sally Holdings LLC 6.875% 11/15/19 (e)		725,000	733,193
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 580,040
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,095,625
			25,491,885
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,437,500
TOTAL CONSUMER DISCRETIONARY			361,214,682
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,601,609
5.375% 11/15/14		1,207,000	1,344,691
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,088,773
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	3,991,108
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	348,767
5.875% 1/15/36		16,159,000	16,120,622
6.375% 6/15/14		3,374,000	3,692,651
			35,419,971
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	118,963
8% 5/1/31		765,000	613,913
BFF International Ltd. 7.25% 1/28/20 (e)		800,000	880,000
Rite Aid Corp.:
8.625% 3/1/15		380,000	353,400
9.375% 12/15/15		955,000	861,888
9.5% 6/15/17		3,945,000	3,392,700
SUPERVALU, Inc. 8% 5/1/16		865,000	865,000
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,461,875
			10,547,739
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	11,097,250
Gruma SAB de CV 7.75% (Reg. S) (f)		1,185,000	1,173,150
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 11,798,231
6.125% 2/1/18		10,623,000	12,262,671
6.5% 8/11/17		10,238,000	12,000,093
6.75% 2/19/14		540,000	603,418
MHP SA 10.25% 4/29/15 (e)		985,000	876,650
			49,811,463
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,188,900
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	369,875
9.7% 11/10/18		23,631,000	30,925,913
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,892,809
5.65% 5/16/18		7,161,000	8,320,445
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,218,506
7.25% 6/15/37		5,056,000	5,631,985
			59,359,533
TOTAL CONSUMER STAPLES			157,327,606
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
Calfrac Holdings LP 7.5% 12/1/20 (e)		3,570,000	3,462,900
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,260,000
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	11,709,573
5.35% 3/15/20 (e)		8,816,000	9,435,386
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,056,364
5% 10/1/21		7,366,000	7,320,161
6.5% 4/1/20		738,000	810,965
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,268,000
Exterran Holdings, Inc. 7.25% 12/1/18 (e)		6,485,000	6,225,600
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,478,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc. 8% 9/1/17		$ 1,605,000	$ 1,637,100
Noble Holding International Ltd. 3.45% 8/1/15		632,000	661,495
Oil States International, Inc. 6.5% 6/1/19		2,850,000	2,828,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,233,775
Precision Drilling Corp.:
6.5% 12/15/21 (e)		170,000	170,000
6.625% 11/15/20		1,890,000	1,908,900
SESI LLC 7.125% 12/15/21 (e)(g)		2,980,000	3,054,500
Transocean, Inc.:
5.05% 12/15/16		7,572,000	7,564,882
6.375% 12/15/21		9,999,000	9,993,601
7.35% 12/15/41		1,890,000	1,889,924
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,286,331
5.15% 3/15/13		2,840,000	2,959,098
			93,215,880
Oil, Gas & Consumable Fuels - 3.2%
Afren PLC 11.5% 2/1/16 (e)		520,000	504,400
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	542,126
6.375% 9/15/17		19,790,000	22,668,159
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,580,000	1,572,100
9.375% 12/1/17		2,915,000	3,089,900
BW Group Ltd. 6.625% 6/28/17 (e)		1,748,000	1,586,747
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,871,555
5.7% 5/15/17		16,295,000	18,946,180
Chesapeake Energy Corp.:
6.125% 2/15/21		3,040,000	3,040,000
6.875% 11/15/20		2,635,000	2,766,750
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (e)		676,000	655,720
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)		545,000	501,400
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,062,290
5.75% 2/1/19		2,930,000	3,470,143
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17		$ 3,515,000	$ 3,761,050
8.25% 4/1/20		650,000	702,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)		800,000	784,000
Denbury Resources, Inc. 6.375% 8/15/21		1,935,000	1,944,675
DTEK Finance BV 9.5% 4/28/15 (e)		800,000	768,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,051,611
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,656,949
6.45% 11/3/36 (e)		1,801,000	2,046,646
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,312,611
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,565,959
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,913,317
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,230,425
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,454
5.65% 4/1/13		697,000	732,094
EQT Corp. 4.875% 11/15/21		5,066,000	5,012,675
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		1,650,000	1,633,500
Frontier Oil Corp.:
6.875% 11/15/18		485,000	485,000
8.5% 9/15/16		1,950,000	2,042,625
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,940,184
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	256,741
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		850,000	884,000
7% 5/5/20 (e)		1,635,000	1,765,800
8.375% 7/2/13 (e)		1,420,000	1,501,650
9.125% 7/2/18 (e)		1,855,000	2,216,725
11.75% 1/23/15 (e)		1,860,000	2,227,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,543,650
7.75% 2/1/21		1,950,000	1,950,000
8.625% 4/15/20		2,685,000	2,805,825
Marathon Petroleum Corp. 5.125% 3/1/21		6,178,000	6,289,019
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		2,120,000	2,146,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		$ 10,834,000	$ 11,626,897
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,805,663
6.85% 1/15/40 (e)		5,937,000	7,486,563
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,142,875
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,217,351
5.875% 3/10/35		240,000	231,204
6.2% 7/30/19		603,000	686,268
6.4% 5/15/37		4,379,000	4,471,502
NGPL PipeCo LLC 6.514% 12/15/12 (e)		10,209,000	10,311,090
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		955,000	909,638
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	292,500
8.125% 3/30/18		2,530,000	1,796,300
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,213,230
Pan American Energy LLC 7.875% 5/7/21 (e)		4,370,000	4,370,000
Peabody Energy Corp. 6% 11/15/18 (e)		1,495,000	1,483,788
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	703,050
6.625% 6/15/35		945,000	1,034,775
Petro-Canada:
6.05% 5/15/18		3,850,000	4,513,671
6.8% 5/15/38		8,950,000	10,698,642
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,339,488
5.75% 1/20/20		18,708,000	19,419,203
6.875% 1/20/40		470,000	519,350
7.875% 3/15/19		10,517,000	12,299,547
8.375% 12/10/18		495,000	591,195
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,406,100
7.25% 8/15/18		1,330,000	1,489,600
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,305,375
5% 10/28/15		380,000	266,000
5.375% 4/12/27		5,085,000	2,453,513
5.5% 4/12/37		2,670,000	1,248,225
8% 11/17/13		975,000	921,375
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 6,055,000	$ 4,526,113
12.75% 2/17/22 (e)		3,580,000	2,917,700
Petroleos Mexicanos:
5.5% 1/21/21		12,069,000	12,823,313
6% 3/5/20		1,108,000	1,221,570
6.5% 6/2/41		350,000	378,000
6.5% 6/2/41 (e)		15,185,000	16,361,838
6.625% (e)(f)		2,565,000	2,571,413
8% 5/3/19		420,000	517,650
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		608,125	589,881
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,111,550
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,192,024
4.25% 9/1/12		485,000	495,891
5% 2/1/21		5,217,000	5,531,236
6.125% 1/15/17		6,185,000	6,949,008
PT Adaro Indonesia 7.625% 10/22/19 (e)		500,000	530,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		815,000	810,925
6.5% 5/27/41 (e)		595,000	595,000
Quicksilver Resources, Inc.:
7.125% 4/1/16		4,415,000	4,271,513
11.75% 1/1/16		2,255,000	2,536,875
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,862,494
5.5% 9/30/14 (e)		6,670,000	7,170,250
5.832% 9/30/16 (e)		1,299,465	1,390,428
6.332% 9/30/27 (e)		1,840,000	1,958,367
6.75% 9/30/19 (e)		4,366,000	5,217,370
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,589,482
Schlumberger Investment SA 3.3% 9/14/21 (e)		7,355,000	7,422,247
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,858,500
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	391,442
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	337,015
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,793,939
4.6% 6/15/21		2,694,000	2,760,838
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 11,154,000	$ 13,050,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)		685,000	685,000
7.875% 10/15/18		2,205,000	2,249,100
Teekay Corp. 8.5% 1/15/20		675,000	642,938
Venoco, Inc. 8.875% 2/15/19		1,745,000	1,587,950
Western Gas Partners LP 5.375% 6/1/21		14,766,000	14,825,802
Williams Partners LP 4.125% 11/15/20		2,399,000	2,415,925
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	957,938
6% 1/15/22 (e)		1,535,000	1,523,488
XTO Energy, Inc.:
4.9% 2/1/14		267,000	290,550
5% 1/31/15		1,749,000	1,971,041
5.65% 4/1/16		1,200,000	1,423,354
YPF SA 10% 11/2/28		445,000	487,275
			434,026,740
TOTAL ENERGY			527,242,620
FINANCIALS - 9.3%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,796,842
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,105,585
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,040,200
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	9,997,820
5.25% 7/27/21		27,721,000	25,582,020
5.625% 1/15/17		3,200,000	3,104,438
5.95% 1/18/18		4,975,000	4,941,956
6.75% 10/1/37		9,643,000	8,578,827
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,837,612
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,375,491
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,049,473
7.125% 5/15/15		1,717,000	1,844,644
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		$ 13,533,000	$ 13,494,472
6.11% 1/29/37		4,768,000	3,695,381
6.4% 8/28/17		7,843,000	7,510,441
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,585,600
5.5% 7/28/21		26,091,000	22,745,168
5.625% 9/23/19		12,714,000	11,098,724
6% 4/28/15		1,414,000	1,375,258
6.625% 4/1/18		16,118,000	15,161,510
			173,921,462
Commercial Banks - 1.6%
African Export-Import Bank 8.75% 11/13/14		490,000	524,300
Akbank T.A.S. 5.125% 7/22/15 (e)		1,265,000	1,215,981
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	555,750
6.5% 6/10/19 (e)		325,000	366,763
Bank of America NA:
5.3% 3/15/17		6,601,000	5,789,051
6.1% 6/15/17		382,000	338,878
BB&T Capital Trust IV 6.82% 6/12/77 (k)		2,330,000	2,324,175
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,202,250
CIT Group, Inc.:
7% 5/1/15		117	116
7% 5/4/15 (e)		5,689,000	5,575,220
7% 5/1/16		861	850
7% 5/2/16 (e)		3,596,000	3,488,120
7% 5/2/17 (e)		6,459,000	6,265,230
Credit Suisse New York Branch 6% 2/15/18		16,785,000	16,252,916
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		895,000	917,375
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,779,125
Discover Bank:
7% 4/15/20		2,458,000	2,515,382
8.7% 11/18/19		12,480,000	13,933,708
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	783,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.25% 2/10/14 (e)		$ 565,000	$ 593,350
5.5% 10/17/12		2,813,000	2,885,843
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	5,966,216
4.5% 6/1/18		798,000	772,680
8.25% 3/1/38		4,667,000	5,598,617
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,371,501
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,670,080
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	4,842,085
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,417,063
9.25% 10/16/13 (e)		1,285,000	1,352,463
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,156,322
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,097,602
KeyBank NA:
5.45% 3/3/16		3,939,000	4,211,118
5.8% 7/1/14		9,490,000	10,131,657
6.95% 2/1/28		1,977,000	2,153,673
KeyCorp. 5.1% 3/24/21		5,572,000	5,641,589
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (k)		720,797	719,368
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,718,509
5% 1/17/17		13,700,000	14,375,492
5.25% 9/4/12		3,162,000	3,261,473
PrivatBank 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		240,000	135,600
Regions Bank:
6.45% 6/26/37		10,658,000	8,739,560
7.5% 5/15/18		6,622,000	6,357,120
Regions Financial Corp.:
0.5281% 6/26/12 (k)		338,000	328,584
5.75% 6/15/15		2,005,000	1,917,281
7.75% 11/10/14		6,404,000	6,484,050
RSHB Capital SA 6% 6/3/21 (e)		555,000	491,175
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,525,076
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		$ 1,335,000	$ 907,800
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	521,700
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (e)(k)		945,000	850,500
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		910,000	872,235
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)		2,162,000	1,919,493
UnionBanCal Corp. 5.25% 12/16/13		826,000	850,683
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,800,000	2,786,000
Wachovia Bank NA:
4.8% 11/1/14		372,000	394,152
4.875% 2/1/15		1,756,000	1,841,607
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,523,755
5.75% 6/15/17		2,933,000	3,306,617
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,156,500
3.676% 6/15/16		4,301,000	4,500,089
3.75% 10/1/14		4,016,000	4,246,872
			223,421,340
Consumer Finance - 0.7%
Ally Financial, Inc. 3.6492% 2/11/14 (k)		2,895,000	2,605,500
Discover Financial Services:
6.45% 6/12/17		10,366,000	10,701,910
10.25% 7/15/19		11,672,000	13,811,209
Ford Motor Credit Co. LLC:
3.875% 1/15/15		5,780,000	5,665,492
5% 5/15/18		5,670,000	5,571,915
5.875% 8/2/21		3,490,000	3,565,764
12% 5/15/15		3,440,000	4,205,400
General Electric Capital Corp.:
2.25% 11/9/15		314,000	310,892
4.625% 1/7/21		5,706,000	5,661,927
5.625% 9/15/17		5,858,000	6,427,925
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.625% 5/1/18		$ 25,000,000	$ 27,304,175
6.375% 11/15/67 (k)		9,000,000	8,679,375
HSBC Finance Corp. 5.9% 6/19/12		578,000	590,307
			95,101,791
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,025,000
Bank of America Corp. 5.75% 12/1/17		27,955,000	25,482,995
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,425,000	1,264,688
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,170,522
3.625% 5/8/14		711,000	746,043
4.5% 10/1/20		650,000	698,942
4.742% 3/11/21		8,800,000	9,709,480
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,655,000	2,820,938
Capital One Capital V 10.25% 8/15/39		5,267,000	5,464,513
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	3,830,906
7% 1/15/19		8,610,000	8,653,050
7.25% 10/30/17		3,380,000	3,456,050
7.375% 6/1/20 (g)		1,225,000	1,225,000
7.875% 4/30/18		865,000	896,356
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,227,150
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	11,614,455
4.75% 5/19/15		32,881,000	33,040,374
5.5% 4/11/13		13,549,000	13,877,739
6.125% 5/15/18		8,677,000	9,034,371
6.5% 8/19/13		13,174,000	13,709,022
City of Buenos Aires 12.5% 4/6/15 (e)		3,155,000	3,186,550
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (e)		550,000	541,750
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		1,500,000	1,511,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		3,715,000	3,831,094
8% 1/15/18		4,960,000	5,059,200
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	821,875
Indo Energy Finance BV 7% 5/7/18 (e)		525,000	519,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16		$ 13,000,000	$ 12,799,930
3.4% 6/24/15		642,000	652,190
4.35% 8/15/21		13,339,000	13,008,366
4.95% 3/25/20		17,148,000	17,640,816
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,415,000	9,320,850
Offshore Group Investment Ltd. 11.5% 8/1/15		3,475,000	3,770,375
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,842,506
5.5% 1/15/14 (e)		867,000	886,053
5.7% 4/15/17 (e)		2,115,000	2,137,569
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		915,000	915,000
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		3,000,000	3,097,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 5/15/18 (e)		970,000	875,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		3,760,000	3,778,800
9.875% 8/15/19 (e)		1,670,000	1,523,875
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		1,145,000	1,067,713
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	317,059
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (d)		878,000	873,610
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,688,637
5.15% 3/15/20		3,761,000	4,138,134
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,489,680
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	382,950
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,156,275
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (e)		605,000	603,488
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		5,768,176	4,210,648
WM Finance Corp. 11.5% 10/1/18 (e)		755,000	739,900
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)		5,755,000	5,280,213
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,622,810
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)		$ 3,125,000	$ 2,781,250
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,885,000	1,866,150
			281,886,835
Insurance - 1.5%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,680,504
6.2% 5/16/14		6,893,000	7,692,202
American International Group, Inc. 4.875% 9/15/16		12,796,000	11,969,263
Aon Corp.:
3.125% 5/27/16		11,274,000	11,301,576
3.5% 9/30/15		4,451,000	4,544,182
5% 9/30/20		3,854,000	4,108,325
6.25% 9/30/40		3,160,000	3,736,008
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,481,470
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	585,314
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,784,640
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	191,177
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		11,772,000	11,149,579
6.5% 3/15/35 (e)		1,741,000	1,667,822
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,483,906
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,202,304
5% 6/15/15		1,163,000	1,261,160
5.875% 2/6/41		3,113,000	3,308,213
6.125% 12/1/11		990,000	990,000
6.75% 6/1/16		7,610,000	8,640,638
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	584,243
5.125% 6/10/14 (e)		6,751,000	7,247,469
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,900,215
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,397,057
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		5,682,000	6,438,132
Pacific Life Global Funding 5.15% 4/15/13 (e)		12,118,000	12,689,970
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,399,741
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (e)		$ 6,323,000	$ 6,643,127
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,160,930
4.5% 11/16/21		8,000,000	7,762,472
4.75% 9/17/15		11,000,000	11,548,031
5.15% 1/15/13		2,966,000	3,079,349
5.8% 11/16/41		8,000,000	7,689,344
7.375% 6/15/19		3,230,000	3,704,096
8.875% 6/15/38 (k)		1,915,000	2,144,800
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)		320,000	296,939
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,388,445
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,711,625
Unum Group:
5.625% 9/15/20		5,753,000	5,972,339
7.125% 9/30/16		587,000	673,119
			208,209,726
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	380,306
5.5% 1/15/12		2,071,000	2,079,626
BRE Properties, Inc. 5.5% 3/15/17		661,000	703,958
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,262,056
5.875% 11/30/12		670,000	690,375
Developers Diversified Realty Corp.:
4.75% 4/15/18		8,570,000	8,014,090
5.375% 10/15/12		5,101,000	5,138,931
7.5% 4/1/17		5,574,000	6,050,728
7.875% 9/1/20		323,000	349,301
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,132,338
5.875% 8/15/12		1,017,000	1,041,449
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,439,684
6% 9/15/17		890,000	908,332
6.25% 12/15/14		6,140,000	6,457,561
6.25% 1/15/17		494,000	514,156
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 460,607
5.9% 4/1/20		2,504,000	2,673,250
6% 7/15/12		3,658,000	3,730,622
6.2% 1/15/17		620,000	683,480
HMB Capital Trust V 3.9471% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,478,980
6.25% 6/15/17		1,232,000	1,294,883
6.65% 1/15/18		867,000	922,711
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,751,200
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		3,190,000	3,118,225
7% 1/15/16		3,060,000	3,113,550
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	999,697
8.625% 1/15/12		250,000	251,599
UDR, Inc. 5.5% 4/1/14		5,222,000	5,523,591
Washington (REIT) 5.25% 1/15/14		322,000	339,791
			66,505,077
Real Estate Management & Development - 1.4%
AMB Property LP 5.9% 8/15/13		2,580,000	2,674,041
BioMed Realty LP:
3.85% 4/15/16		11,000,000	10,819,193
6.125% 4/15/20		3,429,000	3,515,404
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,220,848
5.75% 4/1/12		2,972,000	2,997,256
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,165,000	5,203,738
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,808,600
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,039,632
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,056,079
5.25% 3/15/21		5,708,000	5,596,763
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,795,780
5.95% 2/15/17		1,109,000	1,170,788
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13		$ 14,494,000	$ 15,155,129
6.5% 1/15/18		3,795,000	4,074,817
6.75% 3/15/20		10,379,000	11,046,795
8.25% 8/15/19		75,000	87,175
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,754,216
5.25% 9/15/14		1,310,000	1,387,718
5.375% 8/1/16		2,768,000	2,984,607
5.5% 10/1/12		3,690,000	3,797,268
5.75% 6/15/17		14,407,000	15,634,174
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	420,750
7.625% 6/1/15		100,000	98,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	645,735
Host Hotels & Resorts LP:
5.875% 6/15/19 (e)		2,150,000	2,166,125
6% 11/1/20		105,000	105,788
6% 10/1/21 (e)		825,000	831,188
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,642,871
5.125% 3/2/15		1,405,000	1,494,573
5.5% 12/15/16		1,891,000	2,026,477
6.625% 10/1/17		4,835,000	5,441,043
Mack-Cali Realty LP 7.75% 8/15/19		700,000	825,060
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,976,358
Realogy Corp. 7.875% 2/15/19 (e)		2,880,000	2,462,400
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,781,961
Regency Centers LP:
4.95% 4/15/14		611,000	639,963
5.25% 8/1/15		2,133,000	2,262,499
5.875% 6/15/17		1,089,000	1,180,034
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,607,675
4.125% 12/1/21		7,287,000	7,266,043
4.2% 2/1/15		3,659,000	3,866,370
Tanger Properties LP:
6.125% 6/1/20		13,473,000	14,676,220
6.15% 11/15/15		1,777,000	1,961,726
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 2,875,000	$ 2,935,088
Ventas Realty LP 6.75% 4/1/17		250,000	259,697
			193,394,165
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
3.75% 7/12/16		5,755,000	5,005,572
5.65% 5/1/18		8,780,000	7,724,495
6.5% 8/1/16		9,000,000	8,696,331
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,716,718
Wrightwood Capital LLC 1.9% 4/20/20		112,350	38,648
			30,181,764
TOTAL FINANCIALS			1,272,622,160
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,568,564
Celgene Corp. 2.45% 10/15/15		613,000	622,828
			12,191,392
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		260,000	245,700
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		12,009,000	12,122,677
Community Health Systems, Inc. 8.875% 7/15/15		1,120,000	1,146,656
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,950,097
6.3% 8/15/14		3,618,000	3,934,825
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,529,325
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,442,421
5.25% 6/15/12		7,157,000	7,314,461
6.25% 6/15/14		2,629,000	2,876,058
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,698,238
7.25% 9/15/20		115,000	116,438
HealthSouth Corp. 7.25% 10/1/18		2,705,000	2,630,613
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)		$ 4,395,000	$ 3,647,850
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,164,880
4.125% 9/15/20		7,486,000	7,347,711
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,521,950
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	154,160
Tenet Healthcare Corp. 6.25% 11/1/18 (e)		1,650,000	1,617,000
			66,215,360
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	749,250
10.875% 11/15/14		4,115,000	3,868,100
			4,617,350
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (e)		860,000	879,350
7.25% 1/15/22 (e)		860,000	879,350
Mylan, Inc.:
6% 11/15/18 (e)		3,030,000	3,037,575
7.625% 7/15/17 (e)		1,115,000	1,229,288
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,387,500
6.875% 12/1/18 (e)		3,440,000	3,336,800
7% 10/1/20 (e)		255,000	242,250
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	773,496
			14,765,609
TOTAL HEALTH CARE			98,035,411
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		572,000	605,020
6.375% 6/1/19 (e)		8,071,000	9,034,936
6.4% 12/15/11 (e)		818,000	819,151
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 6.875% 10/1/20		$ 2,090,000	$ 2,220,625
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (e)		3,100,000	3,007,000
			15,686,732
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		350,394	357,402
6.648% 3/15/19		3,249,044	3,301,679
6.75% 9/15/15 (e)		4,585,000	4,550,613
6.9% 7/2/19		942,455	967,148
Continental Airlines, Inc. 9.25% 5/10/17		2,564,970	2,641,919
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,378,650
6.75% 11/23/15		1,515,000	1,393,800
8.021% 8/10/22		1,444,844	1,379,826
8.954% 8/10/14		1,981,876	1,942,238
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		700,470	679,456
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,905,565	1,886,509
8.36% 1/20/19		1,441,215	1,426,803
United Air Lines, Inc. 9.875% 8/1/13 (e)		707,000	733,513
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		806,507	725,856
9.75% 1/15/17		2,134,421	2,305,174
12% 1/15/16 (e)		730,061	763,790
			26,434,376
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (e)		4,910,000	4,885,450
6.875% 8/15/18 (e)		3,715,000	3,752,150
Griffon Corp. 7.125% 4/1/18		2,220,000	2,131,200
			10,768,800
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9294% 2/1/15 (k)		5,440,000	5,127,200
8.5% 2/1/15		2,000,000	2,055,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,471,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp. 7.25% 12/1/20		$ 4,950,000	$ 5,063,964
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,197,000
6.75% 9/1/16 (e)		1,620,000	1,640,250
8.625% 9/15/15		2,745,000	2,724,413
8.75% 3/15/17		2,865,000	2,879,325
8.875% 9/1/17		1,665,000	1,681,650
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,569,500
			32,409,802
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,649,075
Odebrecht Finance Ltd. 7.5% (e)(f)		2,455,000	2,393,625
			5,042,700
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (e)		2,060,000	1,998,200
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,817,743
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		280,000	208,600
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	651,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		480,000	428,400
			1,288,000
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,533,863
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,205,005
7.75% 5/15/16		1,935,000	1,903,460
Georgian Railway Ltd. 9.875% 7/22/15		575,000	573,563
Hertz Corp.:
6.75% 4/15/19		3,920,000	3,802,400
7.5% 10/15/18		8,330,000	8,350,825
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		1,335,000	1,548,600
Swift Services Holdings, Inc. 10% 11/15/18		3,835,000	3,978,813
			21,362,666
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		$ 1,575,000	$ 1,645,875
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		852,630	865,419
TOTAL INDUSTRIALS			139,854,176
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,155,000	889,350
10.125% 11/1/15 pay-in-kind (k)		1,120,000	868,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,767,200
6.5% 1/15/28		1,240,000	892,800
			8,417,350
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (e)		2,855,000	2,697,975
Seagate HDD Cayman:
6.875% 5/1/20		575,000	576,438
7% 11/1/21 (e)		1,870,000	1,870,000
			5,144,413
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 5.625% 12/15/20		935,000	925,650
Sanmina-SCI Corp. 7% 5/15/19 (e)		7,945,000	7,349,125
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,105,636
6% 10/1/12		4,835,000	5,033,303
6.55% 10/1/17		1,383,000	1,594,234
			19,007,948
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		4,300,000	4,601,000
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (e)		380,000	383,800
Ceridian Corp.:
11.25% 11/15/15		1,110,000	846,375
12.25% 11/15/15 pay-in-kind (k)		795,000	596,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,079,889
10.25% 8/15/15		1,765,000	1,826,775
			4,733,089
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15		368,000	382,515
4.5% 5/15/21		4,102,000	4,076,965
5.5% 5/15/12		1,998,000	2,037,954
			6,497,434
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		970,000	966,314
Amkor Technology, Inc.:
6.625% 6/1/21		4,061,000	3,725,968
7.375% 5/1/18		2,060,000	2,049,700
Spansion LLC 7.875% 11/15/17 (e)		3,465,000	3,326,400
			10,068,382
TOTAL INFORMATION TECHNOLOGY			58,469,616
MATERIALS - 1.2%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	716,625
Braskem Finance Ltd.:
5.75% 4/15/21 (e)		515,000	509,850
7% 5/7/20 (e)		460,000	485,300
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	10,778,293
4.25% 11/15/20		5,898,000	5,928,422
4.85% 8/15/12		11,805,000	12,106,157
5.25% 11/15/41		5,421,000	5,282,694
7.6% 5/15/14		16,974,000	19,188,581
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,177,400
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		685,000	657,600
7% 10/1/18		1,865,000	1,827,700
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		1,250,000	1,131,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
8% 11/1/17		$ 853,000	$ 927,638
11% 5/1/18		1,295,163	1,395,538
LyondellBasell Industries NV 6% 11/15/21 (e)		700,000	712,250
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		2,720,000	2,658,800
			67,525,523
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,423,165
Headwaters, Inc. 7.625% 4/1/19		1,580,000	1,339,050
			3,762,215
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,500,000	2,537,500
Sealed Air Corp.:
8.125% 9/15/19 (e)		5,155,000	5,412,750
8.375% 9/15/21 (e)		1,325,000	1,407,813
			9,358,063
Metals & Mining - 0.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,185,000	1,282,763
7.75% 11/3/20 (e)		700,000	701,750
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,843,068
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,703,224
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,002,782
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		930,000	943,950
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,456,000
6.375% 11/30/12 (e)		2,002,000	2,096,000
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	3,938,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		2,990,000	2,833,025
EVRAZ Group SA:
8.25% 11/10/15 (e)		1,255,000	1,276,963
9.5% 4/24/18 (Reg. S)		680,000	699,550
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		710,000	670,950
6.875% 2/1/18 (e)		580,000	533,600
7% 11/1/15 (e)		4,075,000	3,973,125
8.25% 11/1/19 (e)		3,295,000	3,237,338
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		$ 3,180,000	$ 2,989,200
McJunkin Red Man Corp. 9.5% 12/15/16		4,770,000	4,704,413
Metinvest BV 10.25% 5/20/15 (e)		935,000	897,600
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21		7,654,000	7,741,409
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,748,300
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,718,037
Steel Dynamics, Inc.:
6.75% 4/1/15		720,000	723,600
7.625% 3/15/20		2,350,000	2,397,000
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,712,750
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,167,474
Vedanta Resources PLC:
6.75% 6/7/16 (e)		3,090,000	2,611,050
8.25% 6/7/21 (e)		1,600,000	1,280,000
Votorantim Cimentos SA 7.25% 4/5/41 (e)		515,000	493,113
			84,376,284
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (e)		1,295,000	453,250
TOTAL MATERIALS			165,475,335
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,810,763
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,884,277
3.875% 8/15/21		8,800,000	8,902,652
5.35% 9/1/40		4,006,000	4,191,253
6.3% 1/15/38		16,665,000	19,390,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	963,954
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	4,612,179
6.45% 6/15/21		16,521,000	15,918,529
7.6% 9/15/39		1,274,000	1,198,061
Embarq Corp. 7.995% 6/1/36		4,717,000	4,743,217
Frontier Communications Corp. 8.125% 10/1/18		805,000	768,775
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,672,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 4,215,000	$ 3,856,725
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,674,000
11.5% 2/4/17 pay-in-kind (k)		8,308,205	7,602,008
Sprint Capital Corp. 8.75% 3/15/32		885,000	688,088
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	9,272,313
5.462% 2/16/21		6,967,000	6,213,658
6.421% 6/20/16		1,162,000	1,178,122
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	523,375
U.S. West Communications 7.5% 6/15/23		3,760,000	3,703,600
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	12,526,693
6.1% 4/15/18		6,000,000	7,088,634
6.25% 4/1/37		2,348,000	2,758,045
6.9% 4/15/38		6,295,000	7,945,499
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		830,000	724,175
11.75% 7/15/17 (e)		2,220,000	1,914,750
			140,726,856
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	15,600,094
3.625% 3/30/15		731,000	761,386
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,332,000
8.875% 1/15/15 (e)		5,755,000	5,639,900
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,704,025
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		10,517,000	11,374,009
5.875% 10/1/19		11,944,000	13,156,567
6.35% 3/15/40		3,541,000	3,855,147
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)		2,445,000	2,383,875
9.5% 6/15/16		2,935,000	3,034,203
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	1,838,250
MTS International Funding Ltd. 8.625% 6/22/20 (e)		1,780,000	1,880,036
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 7,720,000	$ 7,063,800
6.875% 10/31/13		9,105,000	8,877,375
7.375% 8/1/15		4,995,000	4,395,600
NII Capital Corp.:
7.625% 4/1/21		390,000	386,100
10% 8/15/16		750,000	851,250
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,776,950
Sprint Nextel Corp.:
6% 12/1/16		3,725,000	2,970,688
9% 11/15/18 (e)		1,050,000	1,061,760
11.5% 11/15/21 (e)		1,320,000	1,244,100
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,545,000	1,575,900
VimpelCom Holdings BV:
4.3652% 6/29/14 (e)(k)		1,925,000	1,848,000
7.5043% 3/1/22 (e)		5,225,000	4,545,750
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		600,000	534,000
Vodafone Group PLC 5% 12/16/13		2,864,000	3,072,198
			107,762,963
TOTAL TELECOMMUNICATION SERVICES			248,489,819
UTILITIES - 2.4%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,201,070
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,625,664
AmerenUE 6.4% 6/15/17		2,491,000	2,966,108
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,091,262
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	8,984,906
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,059,180
6.4% 9/15/20 (e)		16,661,000	17,479,388
Edison International 3.75% 9/15/17		6,674,000	6,824,912
EDP Finance BV:
4.9% 10/1/19 (e)		6,700,000	4,923,837
6% 2/2/18 (e)		6,852,000	5,591,986
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		470,000	380,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA 5.7% 1/15/13 (e)		$ 206,000	$ 209,180
FirstEnergy Corp. 7.375% 11/15/31		13,130,000	15,394,452
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,599,844
6.05% 8/15/21		9,801,000	10,725,078
InterGen NV 9% 6/30/17 (e)		5,270,000	5,480,800
IPALCO Enterprises, Inc. 5% 5/1/18 (e)		2,895,000	2,779,779
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,220,618
3.75% 11/15/20		1,450,000	1,446,700
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	969,000
8% 8/7/19 (e)		485,000	557,750
Mirant Americas Generation LLC:
8.5% 10/1/21		3,430,000	3,121,300
9.125% 5/1/31		3,010,000	2,678,900
National Power Corp. 6.875% 11/2/16 (e)		390,000	442,650
Nevada Power Co.:
6.5% 5/15/18		790,000	941,727
6.5% 8/1/18		388,000	464,701
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,301,125
Otter Tail Corp. 9% 12/15/16		2,410,000	2,590,750
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,768,520
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	870,156
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,093,834
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,016,280
6% 12/1/39		7,150,000	8,661,353
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,076,054
Wisconsin Electric Power Co. 2.95% 9/15/21		2,058,000	2,061,420
			160,600,984
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	704,900
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	504,225
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,637,523
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,945,000	1,731,050
			6,577,698
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Atlantic Power Corp. 9% 11/15/18 (e)		$ 2,015,000	$ 1,994,850
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		5,275,000	5,472,813
7.25% 10/15/21 (e)		3,430,000	3,592,925
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,808,607
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	17,209,036
5.35% 1/15/14		1,528,000	1,635,036
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,257,592
9.875% 10/15/20		1,185,000	1,176,113
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,045,150
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		820,000	984,000
7.39% 12/2/24 (e)		750,000	912,225
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,847,744
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,783,961
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,960,000
The AES Corp.:
7.375% 7/1/21 (e)		1,615,000	1,683,638
7.75% 10/15/15		2,345,000	2,485,700
8% 10/15/17		4,575,000	4,883,813
			68,733,203
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,603,328
Dominion Resources, Inc.:
2.6686% 9/30/66 (k)		13,037,000	11,021,949
7.5% 6/30/66 (k)		10,345,000	10,862,250
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,645,374
6.5% 9/15/37		7,097,000	8,878,382
National Grid PLC 6.3% 8/1/16		1,589,000	1,822,178
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	4,974,653
5.25% 9/15/17		843,000	925,717
5.4% 7/15/14		1,680,000	1,820,285
5.45% 9/15/20		854,000	926,417
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.8% 2/1/42		$ 6,336,000	$ 6,478,870
5.95% 6/15/41		11,832,000	12,007,682
6.25% 12/15/40		2,345,000	2,477,593
6.4% 3/15/18		1,654,000	1,899,027
6.8% 1/15/19		6,774,000	7,878,311
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,460,132
6.5% 12/15/20		2,275,000	2,371,688
San Diego Gas & Electric Co. 3% 8/15/21		3,009,000	3,090,658
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,860,000
			92,004,494
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		485,000	495,913
TOTAL UTILITIES			328,412,292
TOTAL NONCONVERTIBLE BONDS			3,357,143,717
TOTAL CORPORATE BONDS (Cost $3,217,403,063)			3,357,412,030
U.S. Government and Government Agency Obligations - 24.4%

U.S. Government Agency Obligations - 1.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.5% 8/9/13		74,712,000	74,864,786
0.625% 10/30/14		10,673,000	10,637,736
0.75% 12/19/14		2,894,000	2,889,236
1.125% 6/27/14		4,680,000	4,739,291
Freddie Mac:
1% 7/30/14		17,037,000	17,158,286
1% 8/27/14		12,283,000	12,395,033
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 9/10/15		$ 40,525,000	$ 41,676,477
Tennessee Valley Authority 5.375% 4/1/56		385,000	511,142
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			164,871,987
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		74,012,937	98,869,803
2.125% 2/15/41		33,691,045	45,311,816
2.5% 1/15/29		21,134,400	28,014,312
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		175,183,317	194,380,736
1.375% 1/15/20		31,422,342	35,622,208
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			402,198,875
U.S. Treasury Obligations - 20.2%
U.S. Treasury Bonds:
3.125% 11/15/41		754,000	762,954
4.375% 5/15/41		447,801,000	564,858,820
U.S. Treasury Notes:
0.25% 9/15/14		8,048,000	8,020,331
0.625% 7/15/14		138,350,000	139,322,739
0.75% 6/15/14		11,299,000	11,413,753
0.875% 11/30/16		2,907,000	2,894,055
1.375% 11/30/15		88,617,000	91,053,968
1.75% 10/31/18		86,185,000	87,504,665
2% 11/15/21		128,740,000	127,814,617
2.125% 8/15/21		25,159,000	25,308,394
2.375% 2/28/15 (h)		499,922,000	530,386,247
2.625% 7/31/14		316,140,000	335,034,423
2.625% 12/31/14 (h)		486,380,000	518,868,725
3.125% 5/15/21		301,779,000	330,943,224
TOTAL U.S. TREASURY OBLIGATIONS			2,774,186,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,087,466,410)			3,341,257,777
U.S. Government Agency - Mortgage Securities - 16.4%
		Principal Amount (c)	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - 11.0%
2.132% 10/1/33 (k)		$ 948,777	$ 986,898
2.303% 6/1/36 (k)		147,544	155,390
2.55% 2/1/36 (k)		877,315	913,759
2.636% 7/1/37 (k)		401,922	426,324
2.695% 12/1/35 (k)		575,582	609,766
3% 12/1/26 (g)		18,000,000	18,429,955
3.5% 1/1/26 to 3/1/41		37,128,337	38,564,221
3.79% 6/1/40 (k)		4,289,555	4,478,049
4% 11/1/26 to 11/1/41		150,485,358	157,146,287
4% 12/1/26 (g)		24,000,000	25,193,191
4% 12/1/26 (g)		11,365,910	11,930,981
4% 9/1/41		197,760	206,314
4% 10/1/41		7,525,286	7,870,775
4% 12/1/41 (g)		69,800,000	72,710,081
4% 12/1/41 (g)		44,300,000	46,146,942
4% 12/1/41 (g)		29,900,000	31,146,582
4.5% 4/1/18 to 11/1/41 (g)		250,404,470	265,850,364
4.5% 12/1/26 (g)		500,000	531,510
4.5% 12/1/41 (g)		92,100,000	97,362,262
5% 5/1/19 to 6/1/40		120,410,935	129,486,515
5% 12/1/41 (g)		29,000,000	31,166,303
5.5% 3/1/18 to 3/1/39		135,585,942	147,385,917
5.5% 12/1/41 (g)		4,700,000	5,101,587
6% 1/1/21 to 2/1/40		192,509,774	211,467,990
6% 12/1/41 (g)		104,900,000	114,979,778
6% 12/1/41 (g)		65,700,000	72,013,074
6% 12/1/41 (g)		17,700,000	19,400,782
6.5% 11/1/35		390,524	433,696
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			1,512,095,293
Freddie Mac - 2.1%
3.171% 10/1/35 (k)		210,189	223,950
4% 12/1/40 to 10/1/41		23,698,935	24,850,966
4% 9/1/41		1,908,840	1,994,686
4% 12/1/41 (g)		28,000,000	29,117,054
4% 1/1/42 (g)		28,000,000	29,059,086
4.5% 7/1/25 to 10/1/41		116,817,901	123,705,761
5% 7/1/35 to 8/1/40		29,636,227	31,861,369
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
5.5% 11/1/17 to 1/1/40		$ 37,507,333	$ 40,568,017
6% 7/1/37 to 8/1/37		5,659,518	6,200,672
TOTAL FREDDIE MAC			287,581,561
Ginnie Mae - 3.3%
3.5% 12/15/40		251,834	261,423
3.5% 12/1/41 (g)		18,000,000	18,657,254
3.5% 1/1/42 (g)		18,000,000	18,599,596
4% 1/15/25 to 11/15/41		92,455,319	98,839,404
4% 12/1/41 (g)		42,400,000	45,207,855
4% 12/1/41 (g)		42,400,000	45,207,855
4% 12/1/41 (g)		38,200,000	40,729,719
4% 12/1/41 (g)		4,200,000	4,478,137
4% 1/1/42 (g)		38,200,000	40,619,298
4.5% 11/20/33 to 7/20/41		50,708,759	55,162,305
4.5% 12/1/41 (g)		500,000	543,256
4.5% 12/1/41 (g)		2,100,000	2,281,674
4.5% 12/1/41 (g)		1,900,000	2,064,372
4.5% 1/1/42 (g)		2,400,000	2,602,284
5% 8/15/39 to 9/15/40		35,698,878	39,358,197
5% 12/1/41 (g)		12,500,000	13,757,970
5% 12/1/41 (g)		12,500,000	13,757,970
5% 1/1/42 (g)		12,500,000	13,731,604
TOTAL GINNIE MAE			455,860,173
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,237,676,137)			2,255,537,027
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (k)		1,314,860	848,142
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (k)		467,626	350,257
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (k)		122,628	118,765
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (k)		82,109	347
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7479% 6/15/32 (e)(k)		$ 4,289,863	$ 2,209,279
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		2,294,369	2,306,556
Class A4, 3% 10/15/15 (e)		4,280,000	4,373,893
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,100,709
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,655,189
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,070,263
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,979,535
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,540,110
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,521,715
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,126,098
Class E, 6.96% 3/8/16 (e)		2,052,284	2,054,557
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (k)		85,315	66,978
Series 2004-R2 Class M3, 0.8072% 4/25/34 (k)		133,684	42,501
Series 2005-R2 Class M1, 0.7072% 4/25/35 (k)		2,064,696	1,819,794
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	167,580
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6167% 3/23/19 (e)(k)		178,646	146,490
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (k)		47,932	32,479
Series 2004-W11 Class M2, 0.9572% 11/25/34 (k)		561,149	463,820
Series 2004-W7 Class M1, 0.8072% 5/25/34 (k)		1,542,998	1,113,665
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (k)		1,348,517	348,877
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (k)		2,589,582	1,773,517
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (k)		140,625	1,407
Axon Financial Funding Ltd. 0.9743% 4/4/17 (b)(e)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		1,572,354	1,576,965
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,460,411
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		14,660,000	14,660,082
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,129,957
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (k)		$ 1,400,411	$ 1,232,361
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	589,945
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,026,122
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (e)(k)		280,437	203,317
Class B, 1.0048% 7/20/39 (e)(k)		263,810	104,205
Class C, 1.3548% 7/20/39 (e)(k)		339,379	10,181
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		942,936	934,921
Class B, 5.267% 6/25/35 (e)		1,000,000	940,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4358% 1/20/37 (e)(k)		186,189	145,808
Capmark VII Ltd. Series 2006-7A Class H, 1.799% 8/15/36 (e)(k)		526,043	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,263,844
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (k)		1,140,851	48,441
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (k)		224,000	2,820
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (k)		1,802,588	550,103
CBRE Realty Finance CDO 2007-1/LLC 0.6336% 4/7/52 (e)(k)		1,544,611	944,143
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,196,815
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,521,879
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,197,621
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (k)		26,925	26,550
Series 2007-4 Class A1A, 0.4596% 9/25/37 (k)		337,250	320,905
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	937
Series 2004-3 Class M4, 1.2272% 4/25/34 (k)		159,665	78,305
Series 2004-4 Class M2, 1.0522% 6/25/34 (k)		587,945	255,223
Series 2005-3 Class MV1, 0.6772% 8/25/35 (k)		417,161	406,809
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (k)		18,041	17,897
Asset-Backed Securities - continued
		Principal Amount (c)	Value
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (e)		$ 197,243	$ 197,567
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	415,000
Class B2, 1.7128% 12/28/35 (e)(k)		500,000	350,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8628% 6/28/38 (e)(k)		100,000	85,000
Class D, 9% 6/28/38 (e)		200,000	140,000
Crest Ltd. Series 2002-IGA Class A, 0.8747% 7/28/17 (e)(k)		5,180	5,121
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	488,444
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (k)		38,916	25,193
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (k)		290,872	169,115
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (k)		22,872	4,436
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		14,200,000	14,209,018
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	972,534
Series 2009-D:
Class A3, 2.17% 10/15/13		2,232,721	2,245,719
Class A4, 2.98% 8/15/14		4,800,000	4,921,633
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,733,439
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,741,607
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15		614,000	614,154
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (k)		948,695	298,988
Class M4, 0.9372% 1/25/35 (k)		363,547	84,711
Series 2006-D Class M1, 0.4872% 11/25/36 (k)		117,703	587
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (e)(k)		2,892,000	1,446,000
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,297,952	1,194,116
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (e)(k)		230,257	218,941
Series 2006-2A:
Class A, 0.429% 11/15/34 (e)(k)		1,987,084	1,644,312
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class B, 0.529% 11/15/34 (e)(k)		$ 717,795	$ 462,977
Class C, 0.629% 11/15/34 (e)(k)		1,192,945	590,508
Class D, 0.999% 11/15/34 (e)(k)		453,000	99,660
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (k)		558,350	435,769
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)		218,418	60,593
Class M1, 0.9072% 6/25/34 (k)		2,723,367	1,675,799
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (k)		1,096,059	45,325
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (e)(k)		325,910	172,951
Class C, 0.8072% 9/25/46 (e)(k)		1,526,694	201,020
Class E, 1.9072% 9/25/46 (e)(k)		250,000	4,656
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (k)		400,674	277,628
Series 2003-3 Class M1, 1.5472% 8/25/33 (k)		709,087	558,505
Series 2003-5 Class A2, 0.9572% 12/25/33 (k)		32,929	22,908
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (k)		26,996	26,795
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (k)		623,035	606,034
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (k)		634,668	514,188
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (k)		1,522,035	509,789
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		2,512,397	2,523,918
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,922,430
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (k)		204,000	4,414
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (k)		1,520,141	1,276,037
Class MV1, 0.4872% 11/25/36 (k)		1,234,797	604,117
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (k)		573,000	64,550
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (k)		629,794	552,379
Series 2006-A Class 2C, 1.5102% 3/27/42 (k)		3,243,000	862,868
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3372% 6/25/34 (k)		87,289	53,751
Series 2006-10 Class 2A3, 0.4172% 11/25/36 (k)		5,606,478	1,717,242
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6872% 5/25/46 (e)(k)		$ 250,000	$ 100,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		17,791	18,113
Class C, 5.691% 10/20/28 (e)		7,907	8,003
Class D, 6.01% 10/20/28 (e)		94,146	94,782
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (k)		545,328	16,224
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (k)		784,792	20,505
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (k)		171,726	107,857
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (k)		587,792	396,117
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (k)		1,795,053	1,284,899
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (k)		3,041,305	2,177,036
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (k)		57,368	42,969
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (k)		28,983	14,575
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (k)		399,800	255,180
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (k)		416,362	52,418
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (k)		188,100	804
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1867% 8/28/38 (e)(k)		220,000	189,200
Class C1B, 7.696% 8/28/38 (e)		64,212	48,865
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		7,651,000	669,463
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)		23,566,770	176,751
Series 2006-4:
Class AIO, 6.35% 2/27/12 (m)		26,688,690	198,252
Class D, 1.3572% 5/25/32 (k)		2,481,000	5,274
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	945,532
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,991,000	892,176
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (k)		1,426,957	657,449
Series 2005-D Class M2, 0.7272% 2/25/36 (k)		827,339	81,977
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,997,890
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,033,698
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.6548% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (k)		32,945	32,094
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (k)		$ 103,760	$ 100,098
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (k)		532,896	182,492
Class M4, 1.7072% 9/25/34 (k)		683,353	153,518
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (k)		2,548,346	2,177,893
Class M3, 0.8172% 1/25/36 (k)		478,432	297,118
Class M4, 1.0872% 1/25/36 (k)		1,475,804	569,888
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (k)		1,404,169	10,299
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		7,586	7,577
Class B, 4.846% 7/24/39 (e)		180,000	173,250
Class C, 5.08% 7/24/39 (e)		185,000	175,750
Class D, 5.194% 7/24/39 (e)		320,000	296,000
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (k)		566,000	13,411
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2072% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (k)		5,108	4,133
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (k)		1,377,933	857,107
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (k)		12,559	39
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (e)(k)		593,060	567,374
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (k)		1,272,000	613,098
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (k)		66,716	26,109
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		637,439	659,865
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (k)		28,819	18,955
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		310,742	309,965
Class IV, 6.84% 5/22/37 (e)		235,000	207,975
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	87,690
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (e)(k)		$ 2,626,498	$ 78,795
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		400,000	160,000
Series 2006-1A:
Class A1A, 0.6181% 9/25/26 (e)(k)		1,383,511	1,092,974
Class A1B, 0.6881% 9/25/26 (e)(k)		1,033,000	754,090
Class A2A, 0.5781% 9/25/26 (e)(k)		1,183,705	994,313
Class A2B, 0.6681% 9/25/26 (e)(k)		250,000	190,000
Class B, 0.7181% 9/25/26 (e)(k)		250,000	185,000
Class F, 1.5081% 9/25/26 (e)(k)		250,000	162,500
Class G, 1.7081% 9/25/26 (e)(k)		320,000	200,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (e)(k)		1,789,540	787,397
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (e)(k)		500,000	385,000
Class D, 1.3294% 11/21/40 (e)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $296,172,350)			300,323,583
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		179,655	23,355
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.459% 3/15/22 (e)(k)		41,850	41,795
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (k)		1,782,097	1,529,680
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (k)		1,794,567	1,523,166
Series 2004-A Class 2A2, 2.8465% 2/25/34 (k)		991,592	841,860
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)		138,109	116,556
Class 2A2, 2.8579% 3/25/34 (k)		4,860,266	4,291,427
Series 2004-D Class 2A2, 2.8816% 5/25/34 (k)		1,622,628	1,396,383
Series 2004-G Class 2A7, 2.8232% 8/25/34 (k)		1,527,926	1,143,660
Series 2004-H Class 2A1, 2.7576% 9/25/34 (k)		1,333,862	1,094,330
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (e)(k)(m)		$ 9,828,110	$ 550,374
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (k)		2,003,529	1,411,925
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (k)		1,278,715	1,143,758
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (k)		311,916	308,099
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (k)		1,215,171	1,193,782
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	446,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (e)(k)		24,874	24,844
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		56,321	28,612
Series 2003-35 Class B, 4.6375% 9/25/18 (k)		91,396	9,140
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (k)		1,124,683	967,081
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		245,810	54,078
Series 2004-3 Class DB4, 5.8246% 4/25/34 (k)		57,255	143
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9872% 11/25/35 (k)		32,001,991	15,776,684
Class 2A3, 1.7304% 11/25/35 (k)		7,709,640	4,076,549
Series 2005-56 Class 5A1, 0.5772% 11/25/35 (k)		9,377,289	4,558,474
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)		1,472,757	1,296,047
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4349% 4/25/20 (e)(k)		1,000,000	924,240
Series 2010-K6 Class B, 5.3578% 12/25/46 (e)(k)		910,000	870,921
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		94,341	31
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		73,898	14,780
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (k)		205,017	98,579
Series 2006-1A Class C2, 1.4548% 12/20/54 (e)(k)		6,523,000	3,098,425
Series 2006-2 Class C1, 1.1948% 12/20/54 (k)		21,543,000	10,232,925
Series 2006-3 Class C2, 0.7548% 12/20/54 (k)		1,124,000	533,900
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3448% 12/20/54 (k)		$ 4,521,000	$ 3,616,800
Class C1, 0.6348% 12/20/54 (k)		2,767,000	1,314,325
Class M1, 0.4248% 12/20/54 (k)		1,190,000	821,100
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (k)		2,234,000	1,061,150
Class 1M1, 0.5548% 12/20/54 (k)		1,493,000	1,030,170
Class 2C1, 1.2148% 12/20/54 (k)		1,015,000	482,125
Class 2M1, 0.7548% 12/20/54 (k)		1,917,000	1,322,730
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (k)		2,654,000	1,260,650
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (k)		430,241	271,267
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7407% 3/25/37 (k)		6,212,474	6,061,548
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,606,000	3,777,934
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (k)		2,430,368	1,799,350
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (k)		1,422,984	1,356,714
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (k)		1,675,017	1,483,110
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (k)		2,714,472	2,433,465
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		5,623	5,625
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	941,615
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4972% 4/25/36 (k)		17,073,086	8,363,147
Series 2006-5 Class A1A, 0.4472% 7/25/36 (k)		12,782,193	5,601,278
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (k)		2,790,480	1,755,534
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (k)		6,917,300	4,497,142
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (e)(k)		251,984	236,865
Class C, 0.439% 6/15/22 (e)(k)		1,559,607	1,458,233
Class D, 0.449% 6/15/22 (e)(k)		600,006	558,006
Class E, 0.459% 6/15/22 (e)(k)		959,771	887,788
Class F, 0.489% 6/15/22 (e)(k)		1,545,171	1,413,831
Class G, 0.559% 6/15/22 (e)(k)		359,765	323,789
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.579% 6/15/22 (e)(k)		$ 720,211	$ 640,988
Class J, 0.619% 6/15/22 (e)(k)		840,246	739,416
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	948,135
Series 2004-A4 Class A1, 2.6121% 8/25/34 (k)		1,933,843	1,749,050
Series 2005-A2 Class A7, 2.6206% 2/25/35 (k)		1,150,409	1,077,955
Series 2006-A6 Class A4, 2.7758% 10/25/33 (k)		1,372,889	1,207,934
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	100,959
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (k)		2,056,072	1,555,490
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (k)		2,994,072	117,962
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (k)		3,034,889	2,264,727
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (e)(k)		1,417,088	991,962
Class B6, 3.0978% 7/10/35 (e)(k)		315,959	198,991
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		894,725	944,657
Series 2004-SL3 Class A1, 7% 8/25/16		46,751	46,749
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (e)(k)		329,351	303,194
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	96,222
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)		35,934	23,934
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4472% 7/25/46 (k)		26,325,171	13,332,673
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (k)		510,018	451,694
Series 2003-20 Class 1A1, 5.5% 7/25/33		399,639	403,887
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (k)		3,273,627	2,364,506
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (k)		956,281	919,501
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (k)		2,668,549	2,174,345
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		$ 151,305	$ 48,418
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (k)		823,478	783,712
Series 2004-H Class A1, 2.7287% 6/25/34 (k)		1,492,878	1,394,199
Series 2004-W Class A9, 2.6198% 11/25/34 (k)		3,104,889	2,761,011
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (k)		2,011,238	1,778,397
Series 2005-AR12:
Class 2A5, 2.7172% 7/25/35 (k)		8,268,304	7,219,740
Class 2A6, 2.7172% 7/25/35 (k)		897,406	773,097
Series 2005-AR2:
Class 1A2, 2.7294% 3/25/35 (k)		3,255,169	1,288,607
Class 2A2, 2.7259% 3/25/35 (k)		2,501,091	2,050,678
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (k)		1,466,555	1,253,754
TOTAL PRIVATE SPONSOR			165,763,688
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		247,624	266,313
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $159,738,359)			166,030,001
Commercial Mortgage Securities - 5.7%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		602,135	580,684
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	185,119
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7597% 2/14/29 (e)(k)		800,000	800,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	211,673
Class B2, 7.525% 4/14/29		1,498,104	1,518,204
Class B5, 7.525% 4/14/29		129,000	105,555
Series 1997-D5:
Class A2, 6.8296% 2/14/43 (k)		1,399,000	1,429,972
Class A3, 6.8796% 2/14/43 (k)		1,510,000	1,551,495
Class A5, 6.9496% 2/14/43 (k)		256,000	263,176
Class A6, 7.45% 2/14/43 (k)		2,470,000	2,530,690
Class A7, 7.69% 2/14/43 (k)		820,000	827,849
Class PS1, 1.3848% 2/14/43 (k)(m)		5,222,431	75,616
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (k)		$ 1,993,802	$ 2,109,544
Series 2006-5:
Class A2, 5.317% 9/10/47		6,257,523	6,312,683
Class A3, 5.39% 9/10/47		2,653,000	2,733,816
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,004,056
Series 2007-4 Class A3, 5.7926% 2/10/51 (k)		1,897,000	1,993,051
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	195,249
Series 2007-2:
Class B, 5.8173% 4/10/49 (k)		106,000	34,037
Class C, 5.655% 4/10/49 (k)		281,000	70,156
Class D, 5.655% 4/10/49 (k)		141,000	15,320
Series 2007-3:
Class A3, 5.6235% 6/10/49 (k)		3,176,000	3,301,773
Class A4, 5.6235% 6/10/49 (k)		3,965,000	4,185,962
Series 2008-1 Class D, 6.2484% 2/10/51 (e)(k)		125,000	72,516
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,439,106
Series 2002-2 Class F, 5.487% 7/11/43		415,000	418,077
Series 2004-2:
Class A3, 4.05% 11/10/38		288,423	291,648
Class A4, 4.153% 11/10/38		2,412,000	2,501,927
Series 2005-1 Class A3, 4.877% 11/10/42		1,627,777	1,627,198
Series 2007-1 Class A2, 5.381% 1/15/49		2,027,692	2,027,988
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,472,013
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	470,339
Class K, 6.15% 5/11/35 (e)		885,000	875,084
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	313,516
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	145,685
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	940
Class L, 4.637% 7/10/42 (e)(k)		280,000	560
Series 2004-5 Class G, 5.5535% 11/10/41 (e)(k)		195,000	125,664
Series 2005-1 Class CJ, 5.1861% 11/10/42 (k)		550,000	539,554
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)		5,908,000	6,164,968
Series 2005-6 Class AJ, 5.1939% 9/10/47 (k)		300,000	278,810
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (e)(k)		864,021	790,580
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.509% 3/15/22 (e)(k)		$ 390,000	$ 376,350
Class C, 0.559% 3/15/22 (e)(k)		1,357,000	1,309,505
Class D, 0.609% 3/15/22 (e)(k)		826,000	797,090
Class E, 0.649% 3/15/22 (e)(k)		684,000	660,060
Class F, 0.719% 3/15/22 (e)(k)		615,784	584,995
Class G, 0.779% 3/15/22 (e)(k)		399,119	371,181
Class J, 1.299% 3/15/22 (e)(k)		438,000	372,300
Class K, 2.249% 3/15/22 (e)(k)		427,499	333,449
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (e)(k)		1,395,514	1,332,716
Class E, 0.489% 10/15/19 (e)(k)		1,385,000	1,301,900
Class F, 0.559% 10/15/19 (e)(k)		3,150,730	2,930,179
Class G, 0.579% 10/15/19 (e)(k)		1,245,579	1,102,337
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (e)(k)		69,265	48,789
Series 2004-1:
Class A, 0.6172% 4/25/34 (e)(k)		1,183,384	983,398
Class B, 2.1572% 4/25/34 (e)(k)		132,674	74,931
Class M1, 0.8172% 4/25/34 (e)(k)		106,522	75,529
Class M2, 1.4572% 4/25/34 (e)(k)		98,412	68,009
Series 2004-2:
Class A, 0.6872% 8/25/34 (e)(k)		964,061	789,675
Class M1, 0.8372% 8/25/34 (e)(k)		162,278	117,946
Series 2004-3:
Class A1, 0.6272% 1/25/35 (e)(k)		2,156,623	1,620,228
Class A2, 0.6772% 1/25/35 (e)(k)		309,473	216,973
Class M1, 0.7572% 1/25/35 (e)(k)		372,283	214,913
Class M2, 1.2572% 1/25/35 (e)(k)		172,508	83,567
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (e)(k)		1,664,374	1,272,043
Class M1, 0.6872% 8/25/35 (e)(k)		82,888	47,722
Class M2, 0.7372% 8/25/35 (e)(k)		136,709	73,301
Class M3, 0.7572% 8/25/35 (e)(k)		75,638	39,983
Class M4, 0.8672% 8/25/35 (e)(k)		69,432	34,706
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (e)(k)		615,107	459,776
Class A2, 0.6572% 11/25/35 (e)(k)		609,568	457,974
Class M1, 0.6972% 11/25/35 (e)(k)		72,752	43,619
Class M2, 0.7472% 11/25/35 (e)(k)		92,366	52,187
Class M3, 0.7672% 11/25/35 (e)(k)		82,666	45,153
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M4, 0.8572% 11/25/35 (e)(k)		$ 102,993	$ 49,801
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (e)(k)		1,396,208	989,505
Class B1, 1.6572% 1/25/36 (e)(k)		120,656	21,364
Class M1, 0.7072% 1/25/36 (e)(k)		450,389	249,775
Class M2, 0.7272% 1/25/36 (e)(k)		135,117	68,699
Class M3, 0.7572% 1/25/36 (e)(k)		197,328	92,192
Class M4, 0.8672% 1/25/36 (e)(k)		109,133	48,056
Class M5, 0.9072% 1/25/36 (e)(k)		109,133	40,992
Class M6, 0.9572% 1/25/36 (e)(k)		115,911	31,846
Series 2006-1:
Class A2, 0.6172% 4/25/36 (e)(k)		215,049	157,555
Class M1, 0.6372% 4/25/36 (e)(k)		76,914	43,911
Class M2, 0.6572% 4/25/36 (e)(k)		81,265	43,197
Class M3, 0.6772% 4/25/36 (e)(k)		69,922	34,640
Class M4, 0.7772% 4/25/36 (e)(k)		39,622	17,904
Class M5, 0.8172% 4/25/36 (e)(k)		38,457	15,392
Class M6, 0.8972% 4/25/36 (e)(k)		76,681	28,914
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (e)(k)		3,816,258	2,810,563
Class A2, 0.5372% 7/25/36 (e)(k)		188,804	121,611
Class B1, 1.1272% 7/25/36 (e)(k)		70,690	20,203
Class B3, 2.9572% 7/25/36 (e)(k)		106,803	18,388
Class M1, 0.5672% 7/25/36 (e)(k)		198,094	111,429
Class M2, 0.5872% 7/25/36 (e)(k)		139,765	71,759
Class M3, 0.6072% 7/25/36 (e)(k)		115,932	57,627
Class M4, 0.6772% 7/25/36 (e)(k)		78,285	36,339
Class M5, 0.7272% 7/25/36 (e)(k)		96,220	40,374
Class M6, 0.7972% 7/25/36 (e)(k)		143,562	42,910
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (e)(k)		139,211	9,261
Class B2, 1.6072% 10/25/36 (e)(k)		81,855	1,975
Class M4, 0.6872% 10/25/36 (e)(k)		153,853	20,001
Class M5, 0.7372% 10/25/36 (e)(k)		184,185	19,339
Class M6, 0.8172% 10/25/36 (e)(k)		360,525	27,039
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (e)(k)		791,101	504,880
Class A2, 0.5272% 12/25/36 (e)(k)		4,025,321	2,393,859
Class B1, 0.9572% 12/25/36 (e)(k)		123,077	13,995
Class B2, 1.5072% 12/25/36 (e)(k)		125,452	10,061
Class B3, 2.7072% 12/25/36 (e)(k)		205,732	8,321
Class M1, 0.5472% 12/25/36 (e)(k)		257,498	104,427
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5672% 12/25/36 (e)(k)		$ 171,665	$ 62,716
Class M3, 0.5972% 12/25/36 (e)(k)		174,066	56,690
Class M4, 0.6572% 12/25/36 (e)(k)		208,279	55,811
Class M5, 0.6972% 12/25/36 (e)(k)		191,473	34,749
Class M6, 0.7772% 12/25/36 (e)(k)		171,665	24,127
Series 2007-1:
Class A2, 0.5272% 3/25/37 (e)(k)		886,390	487,514
Class B1, 0.9272% 3/25/37 (e)(k)		282,015	25,381
Class B2, 1.4072% 3/25/37 (e)(k)		204,476	11,246
Class B3, 3.6072% 3/25/37 (e)(k)		157,299	3,932
Class M1, 0.5272% 3/25/37 (e)(k)		248,141	89,331
Class M2, 0.5472% 3/25/37 (e)(k)		185,333	52,820
Class M3, 0.5772% 3/25/37 (e)(k)		164,365	36,160
Class M4, 0.6272% 3/25/37 (e)(k)		132,096	23,777
Class M5, 0.6772% 3/25/37 (e)(k)		206,205	30,931
Class M6, 0.7572% 3/25/37 (e)(k)		288,701	34,644
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (e)(k)		808,888	430,473
Class A2, 0.5772% 7/25/37 (e)(k)		755,797	277,499
Class B1, 1.8572% 7/25/37 (e)(k)		232,764	10,020
Class B2, 2.5072% 7/25/37 (e)(k)		159,568	2,759
Class M1, 0.6272% 7/25/37 (e)(k)		265,393	47,276
Class M2, 0.6672% 7/25/37 (e)(k)		145,022	19,742
Class M3, 0.7472% 7/25/37 (e)(k)		147,044	17,477
Class M4, 0.9072% 7/25/37 (e)(k)		290,315	26,798
Class M5, 1.0072% 7/25/37 (e)(k)		255,918	19,590
Class M6, 1.2572% 7/25/37 (e)(k)		324,488	19,667
Series 2007-3:
Class A2, 0.5472% 7/25/37 (e)(k)		820,213	464,863
Class B1, 1.2072% 7/25/37 (e)(k)		199,358	16,694
Class B2, 1.8572% 7/25/37 (e)(k)		498,886	28,533
Class B3, 4.2572% 7/25/37 (e)(k)		144,001	3,892
Class M1, 0.5672% 7/25/37 (e)(k)		178,143	38,967
Class M2, 0.5972% 7/25/37 (e)(k)		190,936	35,818
Class M3, 0.6272% 7/25/37 (e)(k)		300,869	49,397
Class M4, 0.7572% 7/25/37 (e)(k)		472,409	70,821
Class M5, 0.8572% 7/25/37 (e)(k)		245,038	33,426
Class M6, 1.0572% 7/25/37 (e)(k)		186,848	19,931
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (e)(k)		311,771	4,677
Class B2, 3.7072% 9/25/37 (e)(k)		179,956	1,800
Class M1, 1.2072% 9/25/37 (e)(k)		299,791	28,480
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.3072% 9/25/37 (e)(k)		$ 299,791	$ 22,484
Class M4, 1.8572% 9/25/37 (e)(k)		766,764	30,671
Class M5, 2.0072% 9/25/37 (e)(k)		766,764	23,003
Class M6, 2.2072% 9/25/37 (e)(k)		768,253	15,365
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,706,733	129,736
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		9,055,091	871,100
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4522% 3/11/39 (k)		450,000	389,238
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (e)(k)		425,171	406,496
Class J, 1.099% 3/15/19 (e)(k)		407,118	348,443
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (e)(k)		655,330	600,322
Class E, 0.549% 3/15/22 (e)(k)		3,607,157	3,279,126
Class F, 0.599% 3/15/22 (e)(k)		2,235,922	1,990,107
Class G, 0.649% 3/15/22 (e)(k)		537,549	472,377
Class H, 0.799% 3/15/22 (e)(k)		655,330	562,772
Class J, 0.949% 3/15/22 (e)(k)		655,330	516,899
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		184,823	185,610
Series 2004-PWR3 Class A3, 4.487% 2/11/41		620,187	633,442
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	593,015
Series 2006-T22 Class AJ, 5.5329% 4/12/38 (k)		400,000	375,772
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (k)		1,112,000	1,195,144
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	71,023
Class I, 5.64% 2/14/31 (e)		198,779	134,389
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,016,739
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,038,474
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (e)(k)(m)		21,680,723	294,335
Series 2006-T22:
Class A4, 5.5329% 4/12/38 (k)		237,000	264,867
Class B, 5.5329% 4/12/38 (e)(k)		200,000	163,290
Series 2006-T24 Class X2, 0.4418% 10/12/41 (e)(k)(m)		3,435,357	29,589
Series 2007-BBA8:
Class K, 1.449% 3/15/22 (e)(k)		120,000	65,491
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class L, 2.149% 3/15/22 (e)(k)		$ 253,498	$ 83,451
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (e)(k)		304,000	138,220
Class C, 5.7153% 6/11/40 (e)(k)		255,000	84,150
Class D, 5.7153% 6/11/40 (e)(k)		255,000	63,750
Series 2007-PW18 Class X2, 0.315% 6/11/50 (e)(k)(m)		165,852,612	1,606,448
Series 2007-T28:
Class A1, 5.422% 9/11/42		7,737	7,734
Class X2, 0.1653% 9/11/42 (e)(k)(m)		72,025,455	505,835
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		331,305	329,649
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (e)(k)		765,717	545,213
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,317,248
Class XCL, 2.2133% 5/15/35 (e)(k)(m)		7,869,731	200,418
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	656,738
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	164,092
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		182,403	187,862
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (e)(k)		311,961	307,380
Class G, 0.5778% 8/15/21 (e)(k)		542,222	525,622
Class H, 0.6178% 8/15/21 (e)(k)		433,548	401,439
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,809,209
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		2,832,883	2,662,157
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)		6,710,619	6,708,431
Class A4, 5.6972% 12/10/49 (k)		5,830,000	6,314,858
Series 2007-FL3A Class A2, 0.389% 4/15/22 (e)(k)		6,878,000	6,477,790
Series 2008-C7 Class A2B, 6.072% 12/10/49 (k)		1,902,000	1,959,536
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	15,118,530
Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (e)(k)		320,000	278,670
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class A3, 5.293% 12/11/49		$ 1,852,000	$ 1,964,153
Class C, 5.476% 12/11/49		3,581,000	487,854
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	100,193
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	19,777
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,298
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,342
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,360
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	14,454
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	61,132
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (k)		1,902,000	1,986,274
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	456,480
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (e)(k)		80,231	71,496
Class H, 0.869% 4/15/17 (e)(k)		171,562	140,873
Class J, 1.099% 4/15/17 (e)(k)		131,565	94,727
Series 2005-FL11:
Class B, 0.499% 11/15/17 (e)(k)		175,588	161,541
Class C, 0.549% 11/15/17 (e)(k)		1,451,600	1,320,956
Class D, 0.589% 11/15/17 (e)(k)		75,490	67,941
Class E, 0.639% 11/15/17 (e)(k)		268,371	238,851
Class F, 0.699% 11/15/17 (e)(k)		185,934	163,621
Class G, 0.749% 11/15/17 (e)(k)		128,880	112,125
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (e)(k)		2,710,000	2,457,897
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	529,971
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		912,767	871,692
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		18,749	18,814
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,604,947
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,211,425
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,708,468
Series 2007-C9 Class A4, 5.8137% 12/10/49 (k)		4,209,000	4,603,303
Series 2001-J2A Class F, 6.9937% 7/16/34 (e)(k)		199,000	203,467
Series 2005 C6 Class B, 5.2418% 6/10/44 (k)		905,000	617,232
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
Series 2006-C8 Class XP, 0.4626% 12/10/46 (k)(m)		$ 17,446,965	$ 168,747
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		41,101	42,357
Class G, 6.21% 7/15/31 (e)		554,000	567,334
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		166,049	172,533
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	465,719
Series 1999-C2 Class G, 6% 11/17/32		302,000	217,057
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		440,000	436,671
Class F, 4.867% 6/9/28 (e)		645,000	527,598
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		9,909,444	9,913,379
Class A3, 5.542% 1/15/49 (k)		3,804,000	3,888,810
Series 2007-C3 Class A4, 5.7135% 6/15/39 (k)		28,438,000	29,387,460
Series 2006-C4 Class AAB, 5.439% 9/15/39		6,988,018	7,142,132
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (k)(m)		12,142,531	154,417
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,771,936
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (e)(k)		6,783,000	4,883,760
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.849% 9/15/21 (e)(k)		259,777	168,855
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35		41,885	41,975
Series 2004-C1:
Class A3, 4.321% 1/15/37		136,724	137,420
Class A4, 4.75% 1/15/37		884,000	927,026
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	978,820
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,109,000	2,159,719
Class H, 6% 5/17/40 (e)		90,318	7,680
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,201,535
Class G, 6.75% 11/15/30 (e)		180,000	181,310
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (k)(m)		1,138,991	2,204
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (e)(k)(m)		$ 3,218,660	$ 5,198
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	117,224
Class J, 4.231% 5/15/38 (e)		300,000	164,010
Series 2006-C1 Class A3, 5.4197% 2/15/39 (k)		7,052,699	7,440,217
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (e)(k)		721,000	605,640
Class C:
0.419% 2/15/22 (e)(k)		1,864,711	1,501,588
0.519% 2/15/22 (e)(k)		665,993	498,903
Class F, 0.569% 2/15/22 (e)(k)		1,331,815	972,097
Class L, 2.149% 2/15/22 (e)(k)		100,000	41,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		8,418,959	8,409,049
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (k)(m)		29,709,955	248,940
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9072% 3/25/17 (e)(k)		160,000	112,800
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4572% 3/25/17 (e)(k)		260,000	170,300
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.557% 11/10/46 (e)(k)		500,000	411,834
Class E, 5.557% 11/10/46 (e)(k)		260,000	210,645
Class F, 5.557% 11/10/46 (e)(k)		710,000	445,017
Class XB, 0.2464% 11/10/46 (e)(k)(m)		20,920,000	320,787
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	323,758
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2193% 6/10/31 (e)(k)		891,000	934,799
Series 2000-CKP1 Class B3, 7.9041% 11/10/33 (k)		230,000	227,869
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,500,000	1,485,812
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	321,387
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7897% 1/25/43 (k)(m)		820,000	141,658
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	88,203
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (e)		$ 770,000	$ 768,497
Class K, 6% 12/12/33 (e)		520,000	517,253
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,687,643
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	463,168
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	224,034
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.5747% 12/25/43 (k)(m)		1,640,000	263,591
Series K012 Class X3, 2.2876% 1/25/41 (k)(m)		1,800,000	248,780
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1636% 9/25/45 (e)(k)		1,290,000	1,209,647
Series 2011-K10 Class B, 4.5977% 11/25/49 (e)(k)		240,000	215,011
Series 2011-K11 Class B, 4.4199% 12/25/48 (e)(k)		750,000	660,701
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,417,411	1,304,018
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,745,162
Series 2001-1 Class X1, 1.2539% 5/15/33 (e)(k)(m)		2,349,967	20,938
Series 2002-1A Class H, 7.1095% 12/10/35 (e)(k)		65,000	64,748
Series 2007-C1 Class XP, 0.192% 12/10/49 (k)(m)		25,541,983	125,973
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	157,819
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		670,210	698,347
Class G, 6.75% 4/15/29 (k)		504,000	544,397
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		235,640	241,551
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	176,276
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		64,795	64,350
Class J, 6.974% 8/15/36		226,000	217,056
Class K, 6.974% 8/15/36		427,000	134,277
Series 2000-C1 Class K, 7% 3/15/33		90,000	61,223
Series 2005-C1 Class X2, 0.5531% 5/10/43 (k)(m)		6,942,902	21,349
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (e)(k)		715,000	688,242
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		$ 490,000	$ 497,963
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,901,424
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,837,606
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,004
Class J, 6.306% 1/11/35 (e)		760,000	739,698
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	213,195
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (e)(k)(m)		24,279,183	35,108
Series 2006-GG7:
Class A3, 5.8769% 7/10/38 (k)		5,013,000	5,010,724
Class A4, 5.8769% 7/10/38 (k)		9,540,000	10,456,107
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (e)(k)(m)		40,350,265	282,452
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (e)(k)		431,608	404,668
Class F, 0.6875% 6/6/20 (e)(k)		835,001	774,782
Class J, 1.9975% 6/6/20 (e)(k)		250,000	200,671
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		1,994,000	1,916,760
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,828,881
Class F, 2.8433% 3/6/20 (e)(k)		164,000	156,991
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,546
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,682
Class J, 4.4568% 3/6/20 (e)(k)		86,000	83,322
Class L, 6.4193% 3/6/20 (e)(k)		400,000	392,746
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		507,023	509,347
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		797,117	877,227
Class H, 7.7995% 7/13/30 (e)(k)		230,000	244,950
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (e)(k)(m)		31,360,336	118,417
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,095,519	6,143,759
Series 2006-RR2:
Class M, 5.6187% 6/23/46 (e)(k)		100,000	0
Class N, 5.6187% 6/23/46 (e)(k)		100,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2010-C1:
Class D, 6.0005% 8/10/43 (e)(k)		$ 290,000	$ 236,447
Class E, 4% 8/10/43 (e)		1,200,000	697,800
Class X, 1.57% 8/10/43 (e)(k)(m)		6,270,494	534,873
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	469,700
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		928,100	932,740
Series 2007-GG10 Class A2, 5.778% 8/10/45		12,952,733	13,179,303
Series 2010-C2 Class XA, 0.6918% 12/10/43 (e)(k)		5,607,075	153,634
Series 2011-GC5 Class C, 5.475% 8/10/44 (e)(k)		1,050,000	853,470
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0978% 9/10/22 (e)(k)		1,120,000	1,091,589
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	485,327
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		201,000	199,893
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(k)		201,217	196,086
Class D, 5.192% 1/12/37		270,000	262,570
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(k)		1,025,000	1,010,376
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(k)		695,000	623,263
Series 2011-C4 Class E, 5.3889% 7/15/46 (e)(k)		370,000	270,247
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL1A Class E, 0.619% 2/15/20 (e)(k)		144,283	133,576
Series 2006-FLA2:
Class A2, 0.379% 11/15/18 (e)(k)		8,393,781	7,890,155
Class B, 0.419% 11/15/18 (e)(k)		1,079,578	982,416
Class C, 0.459% 11/15/18 (e)(k)		767,010	682,639
Class D, 0.479% 11/15/18 (e)(k)		233,648	203,274
Class E, 0.529% 11/15/18 (e)(k)		337,049	283,121
Class F, 0.579% 11/15/18 (e)(k)		504,649	418,859
Class G, 0.609% 11/15/18 (e)(k)		438,498	350,798
Class H, 0.749% 11/15/18 (e)(k)		337,125	256,215
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (k)		4,674,131	4,838,048
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,327,917
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		$ 756,883	$ 778,422
Class A3, 5.336% 5/15/47		9,409,000	9,776,007
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (k)		6,670,000	7,101,642
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (k)		5,323,882	5,392,342
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,325,344
Class A3, 5.42% 1/15/49		25,732,000	27,171,011
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	130,050
Series 2004-LN2 Class D, 5.2226% 7/15/41 (k)		420,000	300,838
Series 2005-CB13 Class E, 5.3476% 1/12/43 (e)(k)		963,000	37,919
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,011,998	10,267,204
Series 2005-LDP5 Class AJ, 5.3264% 12/15/44 (k)		360,000	329,426
Series 2006-CB17 Class A3, 5.45% 12/12/43		533,290	537,543
Series 2007-CB18 Class A1, 5.32% 6/12/47 (k)		2,397	2,395
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (k)		165,000	59,904
Class C, 5.7385% 2/12/49 (k)		424,000	128,516
Class D, 5.7385% 2/12/49 (k)		447,000	100,333
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	48,976
Class CS, 5.466% 1/15/49 (k)		157,000	19,049
Class ES, 5.5379% 1/15/49 (e)(k)		983,000	52,491
Series 2010-C2:
Class D, 5.5308% 11/15/43 (e)(k)		645,000	558,444
Class XB, 0.7537% 11/15/43 (e)(k)(m)		3,600,000	135,538
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5:
Class B. 5.3139% 8/15/46 (e)(k)		980,000	926,494
Class C, 5.3139% 8/15/46 (e)(k)		250,000	196,754
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		662,943	677,029
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		72,111	72,131
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (k)		21,615,000	23,454,026
Series 1998-C1 Class D, 6.98% 2/18/30		349,999	357,221
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		583,000	602,349
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	142,628
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 900,000	$ 836,113
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,116,377
Class AM, 5.263% 11/15/40 (k)		67,000	70,764
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	260,710
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)		834,845	835,416
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,329,460	1,331,769
Class A3, 5.347% 11/15/38		1,417,000	1,519,418
Class AM, 5.378% 11/15/38		160,000	143,734
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,328,030
Class A4, 5.424% 2/15/40		5,434,000	5,839,980
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,166,631
Series 2007-C6 Class A2, 5.845% 7/15/40		9,597,104	9,723,930
Series 2001-C3 Class B, 6.512% 6/15/36		527,599	530,810
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	86,194
Series 2003-C7 Class L, 5.1147% 7/15/37 (e)(k)		284,000	169,050
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	190,002
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	720,841
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (k)(m)		4,326,994	15,456
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	631,339
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (k)		480,000	382,763
Class AM, 6.0868% 6/15/38 (k)		500,000	503,953
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (k)(m)		8,109,240	101,455
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (k)(m)		3,265,697	29,123
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,543,335
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,172,848
Class XCP, 0.2822% 9/15/45 (k)(m)		139,001,656	1,106,314
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (e)(k)		608,683	535,641
Class E, 0.539% 9/15/21 (e)(k)		2,196,145	1,910,646
Class F, 0.589% 9/15/21 (e)(k)		1,143,094	983,061
Class G, 0.609% 9/15/21 (e)(k)		2,258,211	1,783,987
Class H, 0.649% 9/15/21 (e)(k)		582,579	436,934
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,381,306
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.728% 6/25/43 (e)(k)		310,000	226,333
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lstar Commercial Mortgage Trust: - continued
Series 2011-1 Class B, 5.728% 6/25/43 (e)(k)		$ 540,000	$ 514,237
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4341% 10/12/39 (e)(k)	CAD	320,000	276,530
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		509,553	527,938
Series 1998-C3 Class E, 6.8299% 12/15/30 (k)		173,000	180,442
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3256% 1/12/44 (k)		220,000	201,960
Series 2004-MKB1 Class F, 5.6507% 2/12/42 (e)(k)		180,000	169,262
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (k)		1,288,965	1,302,826
Series 2005-LC1 Class F, 5.3796% 1/12/44 (e)(k)		1,655,000	836,621
Series 2006-C1:
Class A2, 5.6206% 5/12/39 (k)		1,840,323	1,887,671
Class AJ, 5.6656% 5/12/39 (k)		160,000	131,482
Class AM, 5.6656% 5/12/39 (k)		100,000	102,209
Series 2007-C1 Class A4, 5.8279% 6/12/50 (k)		7,199,517	7,781,670
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,357,953
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (k)		375,876	374,242
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (k)		2,024,000	2,058,764
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		455,543	455,120
Class ASB, 5.133% 12/12/49 (k)		1,636,000	1,730,590
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,801,764
Class A4, 5.378% 8/12/48		76,000	78,105
Class B, 5.479% 8/12/48		5,706,000	2,032,529
Series 2007-6:
Class A1, 5.175% 3/12/51		6,791	6,785
Class A4, 5.485% 3/12/51 (k)		14,650,000	15,042,400
Series 2007-7 Class A4, 5.7419% 6/12/50 (k)		6,656,000	6,935,885
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		7,876,757	8,259,450
Series 2006-4 Class XP, 0.6162% 12/12/49 (k)(m)		28,864,465	502,704
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	585,962
Series 2007-7 Class B, 5.7419% 6/12/50 (k)		166,000	24,900
Series 2007-8 Class A3, 5.966% 8/12/49 (k)		1,640,000	1,765,911
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.449% 7/15/19 (e)(k)		357,716	211,052
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Class H, 0.629% 7/15/19 (e)(k)		$ 142,675	$ 142,335
Class J, 0.679% 7/15/19 (e)(k)		354,000	314,216
Series 2007-XCLA Class A1, 0.449% 7/17/17 (e)(k)		277,997	255,758
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (e)(k)		1,092,000	1,008,959
Class D, 0.439% 10/15/20 (e)(k)		667,354	606,595
Class E, 0.499% 10/15/20 (e)(k)		834,661	750,323
Class F, 0.549% 10/15/20 (e)(k)		500,899	430,250
Class G, 0.589% 10/15/20 (e)(k)		619,188	525,663
Class H, 0.679% 10/15/20 (e)(k)		389,758	291,911
Class J, 0.829% 10/15/20 (e)(k)		228,006	136,566
Class MHRO, 0.939% 10/15/20 (e)(k)		594,748	487,693
Class NHRO, 1.139% 10/15/20 (e)(k)		902,610	722,088
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		299,816	298,038
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,024,660	2,050,902
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	603,517
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,004,424
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		45,321	45,301
Class A4, 5.364% 3/15/44		10,000,000	10,422,780
Series 2007-T25 Class A1, 5.391% 11/12/49		95,433	95,364
Series 1997-RR Class F, 7.4009% 4/30/39 (e)(k)		162,490	151,116
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,756	94,648
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	173,311
Class O, 5.91% 11/15/31 (e)		197,950	53,179
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (e)(k)(m)		11,254,806	180
Series 2004-IQ7 Class E, 5.4081% 6/15/38 (e)(k)		120,000	81,600
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	204,400
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (e)(k)(m)		16,930,454	34,352
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (e)(k)(m)		8,845,165	48,127
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (k)		891,614	897,150
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (k)		2,033,257	2,092,513
Class A4, 5.7295% 10/15/42 (k)		570,000	633,383
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	665,722
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8123% 8/12/41 (k)		$ 972,000	$ 987,127
Series 2007-HQ12 Class A2, 5.5905% 4/12/49 (k)		11,654,870	11,855,544
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	2,972,782
Class B, 5.7222% 4/15/49 (k)		469,000	98,269
Series 2011-C1:
Class D, 5.2557% 9/15/47 (e)(k)		590,000	480,351
Class E, 5.2557% 9/15/47 (e)(k)		573,100	441,953
Series 2011-C2:
Class D, 5.3189% 6/15/44 (e)(k)		580,000	473,390
Class E, 5.3189% 6/15/44 (e)(k)		600,000	460,368
Class F, 5.3189% 6/15/44 (e)(k)		550,000	371,652
Class XB, 0.4651% 6/15/44 (e)(k)(m)		9,001,008	267,960
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	888,704
Class E, 5.357% 7/15/49 (e)(k)		400,000	273,765
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9023% 2/23/34 (k)		466,000	520,481
Series 2001-TOP3 Class E, 7.3283% 7/15/33 (e)(k)		150,000	127,265
Series 2003-TOP9 Class E, 5.7302% 11/13/36 (e)(k)		78,000	75,946
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		499,681	519,703
Class G, 5% 8/20/30 (e)		361,875	366,217
Class J, 5% 8/20/30 (e)		195,000	184,626
Series 1999-SL Class X, 76.44% 11/10/30 (k)(m)		138,935	121,221
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,077,590
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		741,551	759,645
RBSCF Trust Series 2010-MB1 Class D, 4.6717% 4/15/24 (e)(k)		480,000	440,625
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	107,000	85,633
Class G, 4.456% 9/12/38 (e)	CAD	54,000	41,323
Class H, 4.456% 9/12/38 (e)	CAD	36,000	25,777
Class J, 4.456% 9/12/38 (e)	CAD	36,000	24,059
Class K, 4.456% 9/12/38 (e)	CAD	18,000	10,586
Class L, 4.456% 9/12/38 (e)	CAD	26,000	14,200
Class M, 4.456% 9/12/38 (e)	CAD	128,859	35,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 90,783
Class G, 4.57% 4/12/23	CAD	42,000	28,967
Class H, 4.57% 4/12/23	CAD	42,000	27,740
Class J, 4.57% 4/12/23	CAD	42,000	26,575
Class K, 4.57% 4/12/23	CAD	21,000	12,735
Class L, 4.57% 4/12/23	CAD	63,000	36,630
Class M, 4.57% 4/12/23	CAD	185,000	48,345
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	209,013
Class E5, 6.5% 2/18/34 (e)(k)		900,000	907,646
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		112,823	112,973
Class F, 7.3% 10/12/34 (e)		473,000	473,231
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.9076% 8/15/39 (k)		170,000	160,250
Series 2007-C4 Class F, 5.9076% 8/15/39 (k)		820,000	554,435
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	247,862
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.824% 7/15/24 (e)(k)		110,000	73,537
Class G, 0.824% 7/15/24 (e)(k)		200,000	122,703
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	169,950
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (e)(k)		1,770,598	1,342,087
Class F, 0.5833% 9/15/21 (e)(k)		1,877,987	1,335,221
Class G, 0.6033% 9/15/21 (e)(k)		1,779,101	1,211,541
Class J, 0.8433% 9/15/21 (e)(k)		395,545	241,672
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (e)(k)		140,220	126,198
Class AP2, 1.049% 6/15/20 (e)(k)		235,007	206,806
Class F, 0.729% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.949% 6/15/20 (e)(k)		233,916	189,472
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		2,176,567	2,186,912
Series 2003-C8 Class A3, 4.445% 11/15/35		6,982,294	7,004,065
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,203,412
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43		$ 1,633,000	$ 1,647,419
Class A4, 5.305% 12/15/43		8,604,000	8,877,960
Class A5, 5.342% 12/15/43		2,036,000	2,095,907
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,113,763
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (k)		13,743,083	14,007,624
Class A3, 5.7424% 6/15/49 (k)		3,229,000	3,344,078
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	886,378
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	332,748
Series 2004-C11:
Class D, 5.3661% 1/15/41 (k)		360,000	330,602
Class E, 5.4161% 1/15/41 (k)		327,000	280,349
Series 2004-C12 Class D, 5.3163% 7/15/41 (k)		280,000	262,329
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	248,458
Class C, 5.21% 8/15/41		170,000	159,614
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (e)(k)		500,000	485,722
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,757,726
Series 2005-C22:
Class B, 5.3591% 12/15/44 (k)		4,218,000	3,045,695
Class F, 5.3591% 12/15/44 (e)(k)		3,171,000	1,208,601
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,636,436
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	4,907,516
Class C, 5.483% 12/15/43 (k)		5,706,000	2,448,176
Class D, 5.513% 12/15/43 (k)		3,044,000	938,112
Class XP, 0.437% 12/15/43 (e)(k)(m)		17,012,943	186,088
Series 2007-C31 Class C, 5.6857% 4/15/47 (k)		522,000	97,562
Series 2007-C32:
Class D, 5.7424% 6/15/49 (k)		1,431,000	453,484
Class E, 5.7424% 6/15/49 (k)		2,252,000	562,324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (k)		19,259,000	19,927,653
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		10,192,000	348,668
WF-RBS Commercial Mortgage Trust:
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	245,181
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6369% 11/15/44 (e)(k)		$ 260,000	$ 231,759
Class D, 5.6369% 11/15/44 (e)(k)		200,000	159,818
Class XA, 2.0986% 11/15/44 (e)(k)(m)		5,260,000	629,780
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,500,912
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $675,091,668)			781,013,472
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,362,898
California Gen. Oblig. 7.5% 4/1/34		4,890,000	5,733,281
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,052,682
Series 2011:
5.665% 3/1/18		5,425,000	5,732,435
5.877% 3/1/19		5,175,000	5,490,572
TOTAL MUNICIPAL SECURITIES (Cost $25,567,985)			27,371,868
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,758,013	3,425,769
2.5% 12/31/38 (d)		3,210,000	1,091,400
7% 9/12/13		6,980,000	6,738,221
7% 10/3/15		10,420,000	9,070,031
Bahamian Republic 6.95% 11/20/29 (e)		855,000	957,600
Bahrain Kingdom 5.5% 3/31/20		550,000	510,813
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	360,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,445,000	3,867,150
8.95% 1/26/18		1,085,000	927,675
Bermuda Government 5.603% 7/20/20 (e)		470,000	518,175
Brazilian Federative Republic:
5.625% 1/7/41		5,820,000	6,591,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Brazilian Federative Republic: - continued
6% 1/17/17		$ 505,000	$ 580,750
7.125% 1/20/37		540,000	723,600
8.25% 1/20/34		290,000	426,300
8.75% 2/4/25		545,000	803,875
8.875% 10/14/19		370,000	512,450
10.125% 5/15/27		1,215,000	1,965,263
12.25% 3/6/30		735,000	1,385,475
Chilean Republic:
3.25% 9/14/21		12,540,000	12,571,350
7.125% 1/11/12		3,045,000	3,065,554
Colombian Republic:
4.375% 7/12/21		1,745,000	1,819,163
7.375% 1/27/17		1,350,000	1,620,000
7.375% 3/18/19		1,070,000	1,340,175
7.375% 9/18/37		2,130,000	2,886,150
10.375% 1/28/33		2,150,000	3,547,500
11.75% 2/25/20		1,050,000	1,632,750
Congo Republic 3% 6/30/29 (d)		1,781,250	1,255,781
Croatia Republic:
6.375% 3/24/21 (e)		1,725,000	1,530,938
6.625% 7/14/20 (e)		2,195,000	1,975,500
6.75% 11/5/19 (e)		2,755,000	2,534,600
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,235,000	2,246,175
6.25% 7/27/21 (e)		1,610,000	1,585,850
7.4% 1/22/15 (e)		1,635,000	1,724,925
Dominican Republic:
1.5522% 8/30/24 (k)		1,350,000	1,174,500
7.5% 5/6/21 (e)		2,180,000	2,180,000
9.04% 1/23/18 (e)		967,284	1,064,013
El Salvador Republic:
7.375% 12/1/19 (e)		745,000	808,325
7.625% 2/1/41 (e)		525,000	527,625
7.65% 6/15/35 (Reg. S)		1,265,000	1,302,950
7.75% 1/24/23 (Reg. S)		1,070,000	1,160,950
8.25% 4/10/32 (Reg. S)		575,000	625,313
Export Credit Bank of Turkey 5.375% 11/4/16 (e)		540,000	534,600
Gabonese Republic 8.2% 12/12/17 (e)		1,185,000	1,359,788
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,060,400
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,787,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Hungarian Republic:
4.75% 2/3/15		$ 940,000	$ 869,500
6.25% 1/29/20		2,250,000	2,047,500
6.375% 3/29/21		2,933,000	2,720,358
7.625% 3/29/41		1,488,000	1,383,840
Indonesian Republic:
4.875% 5/5/21 (e)		1,095,000	1,148,436
5.875% 3/13/20 (e)		1,660,000	1,842,600
6.625% 2/17/37 (e)		1,100,000	1,303,500
6.875% 1/17/18 (e)		1,105,000	1,287,325
7.75% 1/17/38 (e)		1,690,000	2,247,700
8.5% 10/12/35 (Reg. S)		1,360,000	1,938,000
11.625% 3/4/19 (e)		1,720,000	2,511,200
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,610,000	2,779,700
Jordanian Kingdom 3.875% 11/12/15		820,000	762,600
Lebanese Republic:
4% 12/31/17		3,630,250	3,575,796
5.15% 11/12/18		550,000	547,250
Lithuanian Republic:
5.125% 9/14/17 (e)		430,000	417,100
6.125% 3/9/21 (e)		1,460,000	1,394,300
6.75% 1/15/15 (e)		1,215,000	1,263,600
7.375% 2/11/20 (e)		2,485,000	2,634,100
Namibia Republic of 5.5% 11/3/21 (e)		1,340,000	1,346,700
Peruvian Republic:
3% 3/7/27 (d)		1,210,000	1,040,600
5.625% 11/18/50		1,265,000	1,337,738
7.35% 7/21/25		1,550,000	2,011,125
8.75% 11/21/33		2,865,000	4,218,713
Philippine Republic:
5.5% 3/30/26		515,000	566,500
6.375% 1/15/32		515,000	607,700
6.375% 10/23/34		460,000	548,550
6.5% 1/20/20		805,000	957,950
7.5% 9/25/24		290,000	369,025
7.75% 1/14/31		390,000	519,675
9.5% 2/2/30		1,560,000	2,379,000
9.875% 1/15/19		640,000	889,600
10.625% 3/16/25		1,320,000	2,077,416
Polish Government:
3.875% 7/16/15		840,000	842,100
5.125% 4/21/21		825,000	820,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Polish Government: - continued
6.375% 7/15/19		$ 2,200,000	$ 2,409,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,360,000	1,122,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (e)		520,000	514,800
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,150,000	4,197,250
Republic of Nigeria 6.75% 1/28/21 (e)		1,555,000	1,619,144
Republic of Senegal 8.75% 5/13/21 (e)		900,000	900,000
Republic of Serbia 6.75% 11/1/24 (e)		7,310,335	6,835,163
Russian Federation:
3.625% 4/29/15 (e)		900,000	920,250
7.5% 3/31/30 (Reg. S)		8,234,770	9,717,029
11% 7/24/18 (Reg. S)		385,000	528,413
12.75% 6/24/28 (Reg. S)		1,800,000	3,127,500
State of Qatar:
3.125% 1/20/17 (e)		895,000	893,210
5.75% 1/20/42 (e)		745,000	758,783
Turkish Republic:
5.125% 3/25/22		735,000	703,763
5.625% 3/30/21		815,000	833,338
6% 1/14/41		350,000	336,455
6.75% 4/3/18		1,395,000	1,534,500
6.75% 5/30/40		805,000	849,275
6.875% 3/17/36		2,795,000	3,004,625
7% 9/26/16		1,360,000	1,506,200
7.25% 3/15/15		730,000	801,175
7.25% 3/5/38		1,400,000	1,562,820
7.375% 2/5/25		2,890,000	3,323,500
7.5% 7/14/17		1,285,000	1,458,475
7.5% 11/7/19		745,000	854,888
11.875% 1/15/30		960,000	1,588,800
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		1,690,000	1,428,050
Ukraine Government:
6.25% 6/17/16 (e)		2,080,000	1,801,904
6.385% 6/26/12 (e)		3,670,000	3,596,600
6.7% 12/21/11		2,315,000	2,306,319
6.75% 11/14/17 (e)		1,895,000	1,629,700
6.875% 9/23/15 (e)		1,630,000	1,487,375
7.65% 6/11/13 (e)		2,965,000	2,857,667
7.75% 9/23/20 (e)		1,430,000	1,244,100
7.95% 2/23/21 (e)		1,425,000	1,254,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	555,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
United Mexican States:
5.125% 1/15/20		$ 920,000	$ 1,029,020
5.625% 1/15/17		490,000	554,190
5.75% 10/12/10		756,000	776,790
5.95% 3/19/19		300,000	351,300
6.05% 1/11/40		9,454,000	11,179,355
6.75% 9/27/34		720,000	914,400
7.5% 4/8/33		425,000	583,313
8.3% 8/15/31		420,000	616,350
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,970,000	2,669,350
8% 11/18/22		2,566,902	3,413,980
Venezuelan Republic:
6% 12/9/20		620,000	368,900
7% 3/31/38		625,000	348,438
7.75% 10/13/19 (Reg. S)		800,000	556,000
8.5% 10/8/14		735,000	679,875
9% 5/7/23 (Reg. S)		2,490,000	1,699,425
9.25% 9/15/27		1,575,000	1,106,438
9.25% 5/7/28 (Reg. S)		990,000	658,350
9.375% 1/13/34		1,035,000	685,688
10.75% 9/19/13		1,300,000	1,306,500
11.75% 10/21/26 (Reg. S)		470,000	376,000
11.95% 8/5/31 (Reg. S)		1,890,000	1,502,550
12.75% 8/23/22		4,180,000	3,667,950
13.625% 8/15/18		1,078,000	1,034,880
Vietnamese Socialist Republic:
1.3258% 3/12/16 (k)		743,478	631,956
4% 3/12/28 (d)		3,195,000	2,619,900
6.75% 1/29/20 (e)		835,000	835,000
6.875% 1/15/16 (e)		2,430,000	2,502,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $248,557,565)			262,317,263
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $231,216)		242,000	253,782
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e)	1	$ 863,100
TOTAL COMMON STOCKS (Cost $1,258,919)		863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	80,100	2,734,614
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	206,438
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	25,200	1,237,068
TOTAL CONVERTIBLE PREFERRED STOCKS		4,178,120
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Apartment Investment & Management Co. Series U, 7.75%	5,000	125,700
CBL & Associates Properties, Inc. 7.375%	7,720	182,424
Cedar Shopping Centers, Inc. 8.875%	5,000	116,050
Corporate Office Properties Trust Series H, 7.50%	5,000	124,900
Digital Realty Trust, Inc. Series E, 7.00%	10,000	253,600
Equity Lifestyle Properties, Inc. 8.034%	22,162	564,909
Essex Property Trust, Inc. Series H, 7.125%	9,354	236,656
Hersha Hospitality Trust Series B, 8.00%	10,300	236,900
LaSalle Hotel Properties Series H, 7.50%	10,000	245,700
PS Business Parks, Inc. 6.875%	10,000	259,500
Public Storage:
Series P, 6.50%	12,000	322,080
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series R, 6.35%	10,500	$ 277,725
Stag Industrial, Inc. Series A, 9.00% (a)	20,000	510,000
		3,456,144
TOTAL PREFERRED STOCKS (Cost $8,548,878)		7,634,264
Floating Rate Loans - 0.6%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (k)	$ 3,360,390	3,108,360
Tranche C, term loan 2.1875% 12/27/15 (k)	2,110,750	1,952,444
		5,060,804
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,797,988	2,581,143
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,123,950	1,996,513
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	915,400	910,823
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	982,500
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (k)	1,435,000	1,388,363
Six Flags, Inc. Tranche B, term loan 5.3684% 6/30/16 (k)	1,295,000	1,282,050
		4,563,736
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	265,000
Tranche B 1LN, term loan 4.7635% 6/7/18 (k)	801,025	793,015
		1,058,015
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.91% 1/29/16 (k)	5,481,432	4,097,370
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	$ 2,110,213	$ 2,078,559
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,601,388
Univision Communications, Inc. term loan 4.51% 3/31/17 (k)	4,421,098	3,912,671
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,225,000
		14,914,988
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	3,680,000	3,523,600
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	341,550	330,450
TOTAL CONSUMER DISCRETIONARY		34,029,249
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,407,925	1,355,128
U.S. Foodservice term loan 5.75% 3/31/17 (k)	4,883,355	4,590,354
		5,945,482
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,988,581	2,928,810
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	636,336	618,837
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (k)	1,000,000	970,000
TOTAL FINANCIALS		1,588,837
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,238,363	2,176,808
Floating Rate Loans - continued
	Principal Amount (c)	Value
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	$ 535,088	$ 535,756
TOTAL HEALTH CARE		2,712,564
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,788,013	2,648,612
US Airways Group, Inc. term loan 2.76% 3/23/14 (k)	2,810,347	2,416,899
		5,065,511
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	543,605	462,064
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 9/12/18 (k)	2,530,000	2,533,163
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,289,263	2,266,370
		4,799,533
TOTAL INDUSTRIALS		10,327,108
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Godaddy.Com, Inc. Tranche B, term loan 7% 9/23/18 (k)	880,000	877,800
MATERIALS - 0.1%
Chemicals - 0.0%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,075,000	2,080,188
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,049,513
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (k)	1,476,313	1,491,076
		3,540,589
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	1,467,625	1,452,949
TOTAL MATERIALS		7,073,726
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (k)	$ 3,255,000	$ 3,137,169
Tranche B, term loan 5.5% 5/24/18 (k)	1,555,909	1,505,342
Intelsat Jackson Holdings SA term loan 3.3911% 2/1/14 (k)	2,425,000	2,285,563
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0279% 3/17/18 (k)	4,074,552	3,972,688
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,258,650	2,255,827
		13,156,589
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	373,125	370,327
TOTAL FLOATING RATE LOANS (Cost $79,470,481)		79,010,492
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,724,850	1,621,359
Goldman Sachs 1.25% 12/14/19 (k)	1,478,241	1,389,546
1.25% 12/14/19 (k)	114,036	107,194
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,849,293)		3,118,099
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,446,427)	2,243,000	2,496,241
Fixed-Income Funds - 24.6%
	Shares
Fidelity Floating Rate Central Fund (l)	5,663,128	552,834,598
Fidelity Mortgage Backed Securities Central Fund (l)	26,225,529	2,825,276,284
TOTAL FIXED-INCOME FUNDS (Cost $3,179,829,822)		3,378,110,882
Preferred Securities - 0.0%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 2,360,000	$ 2,488,533
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)(k)	1,312,000	915,268
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,880,000	1,829,385
TOTAL PREFERRED SECURITIES (Cost $4,869,660)		5,233,186
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $635,909,000)	$ 635,911,444	635,909,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $13,863,087,233)		14,603,892,067
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(880,000,928)
NET ASSETS - 100%		$ 13,723,891,139
TBA Sale Commitments
	Principal Amount
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (9,700,000)	(10,078,454)
3.5% 12/1/26	(21,000,000)	(21,819,334)
4% 12/1/26	(12,600,000)	(13,226,425)
4% 12/1/26	(11,400,000)	(11,966,766)
4% 12/1/41	(28,600,000)	(29,792,383)
4.5% 12/1/41	(5,500,000)	(5,814,250)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
4.5% 12/1/41	$ (29,000,000)	$ (30,656,956)
4.5% 12/1/41	(3,200,000)	(3,382,836)
4.5% 12/1/41	(1,200,000)	(1,268,564)
5% 12/1/41	(700,000)	(752,290)
5% 12/1/41	(16,000,000)	(17,195,202)
6% 12/1/41	(65,700,000)	(72,013,074)
6% 12/1/41	(65,700,000)	(72,013,074)
6% 12/1/41	(21,500,000)	(23,565,922)
6% 12/1/41	(17,700,000)	(19,400,782)
6% 12/1/41	(17,700,000)	(19,400,782)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(352,347,094)
Freddie Mac
4% 12/1/41	(28,000,000)	(29,117,054)
5.5% 12/1/41	(5,500,000)	(5,937,285)
TOTAL FREDDIE MAC		(35,054,339)
Ginnie Mae
3.5% 12/1/41	(18,000,000)	(18,657,254)
4% 12/1/41	(42,400,000)	(45,207,855)
4% 12/1/41	(4,200,000)	(4,478,137)
4% 12/1/41	(38,200,000)	(40,729,719)
4% 12/1/41	(2,200,000)	(2,345,691)
4% 12/1/41	(38,200,000)	(40,729,719)
4% 12/1/41	(4,200,000)	(4,478,137)
4% 12/1/41	(1,000,000)	(1,066,223)
4% 12/1/41	(1,000,000)	(1,066,223)
4% 1/1/42	(600,000)	(637,999)
4.5% 12/1/41	(200,000)	(217,302)
4.5% 12/1/41	(2,400,000)	(2,607,627)
4.5% 12/1/41	(1,900,000)	(2,064,372)
4.5% 1/1/42	(100,000)	(108,427)
5% 12/1/41	(12,500,000)	(13,757,970)
5% 12/1/41	(12,500,000)	(13,757,970)
5% 1/1/42	(1,400,000)	(1,537,940)
TOTAL GINNIE MAE		(193,448,565)
TOTAL TBA SALE COMMITMENTS (Proceeds $579,743,797)		$ (580,849,998)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,333,561	$ (2,202,226)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,683,595	(2,532,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,633,493	(1,541,558)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	4,200,410	(3,964,007)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,516,815	(1,431,447)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	24,301	(13,495)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	24,272	(18,328)
TOTAL CREDIT DEFAULT SWAPS		$ 12,417,234	$ (11,704,363)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,839,600
		$ 212,417,234	$ (9,864,763)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,014,836,498 or 7.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,264,429.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $756,960 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 583,086
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$635,909,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 55,992,031
ING Financial Markets LLC	190,372,906
Mizuho Securities USA, Inc.	381,826,793
RBC Capital Markets Corp.	7,717,270
$ 635,909,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 6,333,531
Fidelity Mortgage Backed Securities Central Fund	22,425,087
Total	$ 28,758,618
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 155,952,894	$ -	$ 552,834,598	19.9%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	22,425,089	-	2,825,276,284	22.0%
Total	$ 3,202,847,710	$ 178,377,983	$ -	$ 3,378,110,882
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,734,614	$ 2,734,614	$ -	$ -
Financials	3,662,582	3,456,144	206,438	-
Telecommunication Services	863,100	-	-	863,100
Utilities	1,237,068	1,237,068	-	-
Corporate Bonds	3,357,412,030	-	3,357,056,323	355,707
U.S. Government and Government Agency Obligations	3,341,257,777	-	3,341,257,777	-
U.S. Government Agency - Mortgage Securities	2,255,537,027	-	2,255,537,027	-
Asset-Backed Securities	300,323,583	-	272,818,081	27,505,502
Collateralized Mortgage Obligations	166,030,001	-	163,352,029	2,677,972
Commercial Mortgage Securities	781,013,472	-	722,198,571	58,814,901
Municipal Securities	27,371,868	-	27,371,868	-
Foreign Government and Government Agency Obligations	262,317,263	-	261,276,663	1,040,600
Supranational Obligations	253,782	-	253,782	-
Floating Rate Loans	79,010,492	-	77,057,992	1,952,500
Sovereign Loan Participations	3,118,099	-	3,118,099	-
Bank Notes	2,496,241	-	2,496,241	-
Fixed-Income Funds	3,378,110,882	3,378,110,882	-	-
Preferred Securities	5,233,186	-	5,233,186	-
Cash Equivalents	635,909,000	-	635,909,000	-
Total Investments in Securities:	$ 14,603,892,067	$ 3,385,538,708	$ 11,125,143,077	$ 93,210,282
Derivative Instruments:
Assets
Swap Agreements	$ 1,839,600	$ -	$ 1,839,600	$ -
Liabilities
Swap Agreements	$ (11,704,363)	$ -	$ (11,671,799)	$ (32,564)
Total Derivative Instruments:	$ (9,864,763)	$ -	$ (9,832,199)	$ (32,564)
Other Financial Instruments:
TBA Sale Commitments	$ (580,849,998)	$ -	$ (580,849,998)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	471,058
Total Unrealized Gain (Loss)	(6,398,389)
Cost of Purchases	970,246
Proceeds of Sales	(3,850,545)
Amortization/Accretion	(65,603)
Transfers in to Level 3	16,025,210
Transfers out of Level 3	(7,335,506)
Ending Balance	$ 93,210,282
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (6,707,828)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	295
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (32,564)
Realized gain (loss) on Swap Agreements for the period	$ 337
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 295

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $13,989,952,334. Net unrealized appreciation aggregated $613,939,733, of which $742,070,013 related to appreciated investment securities and $128,130,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $12,417,234 representing 0.09% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.859105.104

AGVT-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	$ 50,670	$ 50,778
0.5% 8/9/13	48,720	48,820
0.625% 10/30/14	3,404	3,393
0.75% 12/18/13	7,805	7,831
0.75% 12/19/14	923	921
1.125% 6/27/14	10,214	10,343
4.75% 11/19/12	2,000	2,087
Federal Home Loan Bank:
0.375% 11/27/13	38,800	38,736
0.875% 8/22/12	8,580	8,619
Freddie Mac:
0.75% 11/25/14	133,882	133,931
1% 8/27/14	15,111	15,249
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,046	2,154
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,639
5.685% 5/15/12	24,035	24,641
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,630	3,932
Series 2002-20K Class 1, 5.08% 11/1/22	7,244	7,904
Series 2003-P10B, Class 1 5.136% 8/10/13	2,090	2,190
Series 2004-20H Class 1, 5.17% 8/1/24	2,248	2,470
Tennessee Valley Authority:
3.875% 2/15/21	33,790	37,732
5.25% 9/15/39	12,000	15,060
5.375% 4/1/56	8,429	11,191
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		452,621
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41	15,791	21,237
U.S. Treasury Obligations - 50.2%
U.S. Treasury Bonds:
3.125% 11/15/41	15,000	15,178
3.75% 8/15/41	42,345	48,167
4.375% 2/15/38	14,154	17,763
4.375% 5/15/41	130,287	164,345
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5% 5/15/37 (c)	$ 60,700	$ 83,074
5.25% 2/15/29	15,569	20,999
6.125% 11/15/27	77,365	112,506
6.125% 8/15/29	2,877	4,257
8% 11/15/21	14,605	22,530
9.875% 11/15/15	10,285	13,998
U.S. Treasury Notes:
0.125% 8/31/13	332,800	332,101
0.25% 9/15/14	71,417	71,171
0.375% 7/31/13	11,710	11,737
0.375% 11/15/14	30,000	29,981
0.5% 5/31/13	51,764	51,980
0.5% 8/15/14	83,265	83,558
0.5% 10/15/14	90,000	90,274
0.625% 7/15/14	86,384	86,991
0.75% 6/15/14	30,071	30,376
0.875% 11/30/16	156,337	155,641
1% 4/30/12	602	604
1% 9/30/16	148,969	149,528
1% 10/31/16	47,700	47,834
1.25% 10/31/15	29,580	30,246
1.375% 11/15/12	9,743	9,856
1.375% 11/30/15	470	483
1.375% 11/30/18	5,000	4,947
1.75% 7/31/15	28,800	30,008
1.75% 10/31/18	305,619	310,299
1.875% 8/31/17	47,000	48,792
1.875% 9/30/17	87,400	90,643
2% 11/15/21	27,000	26,806
2.125% 11/30/14	61,500	64,613
2.125% 5/31/15	18,669	19,690
2.125% 8/15/21	62,600	62,972
2.375% 8/31/14	20,000	21,086
2.375% 9/30/14	13,017	13,741
2.375% 10/31/14	77,497	81,923
2.5% 6/30/17	10,000	10,741
2.625% 7/31/14 (d)	16,179	17,146
2.75% 11/30/16	18,530	20,128
3.125% 1/31/17	60,773	67,211
3.125% 5/15/21	32,410	35,542
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 33,225	$ 37,952
4% 2/15/15	12,619	14,030
4.25% 11/15/17	27,475	32,283
4.5% 5/15/17	24,685	29,136
4.75% 8/15/17	12,983	15,571
TOTAL U.S. TREASURY OBLIGATIONS		2,740,438
Other Government Related - 6.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	6,060	6,112
3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,780
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (a)	87,150	87,836
1.875% 6/4/12 (FDIC Guaranteed) (a)	33,000	33,305
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	40,500	41,138
1.875% 11/15/12 (FDIC Guaranteed) (a)	18,920	19,241
2% 3/30/12 (FDIC Guaranteed) (a)	16,000	16,099
2.125% 7/12/12 (FDIC Guaranteed) (a)	8,784	8,894
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,169
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,587
3% 12/9/11 (FDIC Guaranteed) (a)	4,720	4,722
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	51,106	51,888
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,776
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,306
3.125% 12/1/11 (FDIC Guaranteed) (a)	790	790
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5978% 12/7/20 (NCUA Guaranteed) (e)	$ 11,241	$ 11,272
Series 2011-R4 Class 1A, 0.6211% 3/6/20 (NCUA Guaranteed) (e)	11,270	11,273
TOTAL OTHER GOVERNMENT RELATED		337,188
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,421,950)		3,551,484
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 3.8%
1.888% 2/1/33 (e)	308	321
1.918% 12/1/34 (e)	330	342
1.929% 10/1/33 (e)	286	296
1.946% 7/1/35 (e)	138	144
1.952% 3/1/35 (e)	265	275
1.96% 10/1/33 (e)	143	148
2.05% 3/1/35 (e)	58	60
2.299% 11/1/33 (e)	813	854
2.301% 7/1/34 (e)	172	181
2.303% 6/1/36 (e)	228	240
2.442% 10/1/33 (e)	245	258
2.457% 3/1/35 (e)	178	187
2.48% 11/1/36 (e)	199	210
2.503% 7/1/35 (e)	551	583
2.508% 2/1/36 (e)	688	727
2.605% 5/1/36 (e)	434	456
3.462% 3/1/40 (e)	9,335	9,707
3.79% 6/1/40 (e)	5,787	6,041
4% 9/1/13 to 11/1/41	5,247	5,475
4% 12/1/41 (b)	131,000	136,462
4.5% 3/1/41 to 9/1/41	34,205	36,419
5% 2/1/16 to 12/1/25	358	380
5% 12/1/41 (b)	3,500	3,761
5.719% 3/1/36 (e)	2,194	2,316
5.954% 3/1/37 (e)	476	518
6.5% 2/1/17 to 5/1/27	1,587	1,756
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
7% 7/1/13	$ 1	$ 1
9% 5/1/14	117	121
9.5% 10/1/20	43	50
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	218	234
		208,524
Freddie Mac - 0.3%
1.847% 3/1/35 (e)	1,051	1,083
2.037% 5/1/37 (e)	588	611
2.593% 6/1/35 (e)	768	814
2.65% 2/1/36 (e)	112	118
2.795% 7/1/36 (e)	769	813
2.798% 7/1/35 (e)	1,846	1,951
2.906% 3/1/33 (e)	56	60
3.171% 10/1/35 (e)	323	344
4.5% 5/1/39 to 10/1/41	9,843	10,414
5.138% 4/1/35 (e)	290	306
5.5% 12/1/27 to 7/1/29	478	518
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	96	108
9.75% 8/1/14	75	83
11% 5/1/14	22	23
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	2	2
13% 6/1/14 to 10/1/14	0*	0*
		17,248
Ginnie Mae - 1.1%
5.492% 4/20/60 (i)	23,451	26,315
5.493% 11/20/59 (i)	27,619	30,558
		56,873
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $278,305)		282,645
Collateralized Mortgage Obligations - 5.1%

U.S. Government Agency - 5.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	797	824
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
planned amortization class:
Series 2006-45 Class PO, 6/25/36 (h)	$ 4,108	$ 3,607
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,606
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,746
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,555
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,008
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,100
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	20,906	3,607
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	11,813	1,259
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2372% 8/25/31 (e)	320	324
Series 2002-49 Class FB, 0.8517% 11/18/31 (e)	398	399
Series 2002-60 Class FV, 1.2572% 4/25/32 (e)	169	172
Series 2002-75 Class FA, 1.2572% 11/25/32 (e)	346	352
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,116
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,359	10,492
Series 2005-117, Class JN, 4.5% 1/25/36	645	702
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,490
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,602
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	3,211	287
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	5,849	499
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	11,814	1,817
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	153	158
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8479% 2/15/32 (e)	232	234
Series 2630 Class FL, 0.7479% 6/15/18 (e)	384	387
Series 3008 Class SM, 0% 7/15/35 (e)	111	108
planned amortization class:
Series 1141 Class G, 9% 9/15/21	179	203
Series 2356 Class GD, 6% 9/15/16	174	187
Series 2376 Class JE, 5.5% 11/15/16	1,219	1,305
Series 2381 Class OG, 5.5% 11/15/16	783	834
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,809
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23	$ 7,120	$ 7,995
Series 2682 Class LD, 4.5% 10/15/33	777	851
Series 2810 Class PD, 6% 6/15/33	593	620
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	215	218
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,583
Series 2773 Class HC, 4.5% 4/15/19	704	776
Series 2877 Class ZD, 5% 10/15/34	12,146	13,606
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,078
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,138
Series 3277 Class B, 4% 2/15/22	5,900	6,394
Series 3578, Class B, 4.5% 9/15/24	7,927	8,704
Series 2863 Class DB, 4% 9/15/14	264	265
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,800	9,099
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,997
Series 2010-42 Class PO, 4/20/40 (h)	24,454	19,574
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,466	24,277
Class ZC, 5.5% 7/16/34	23,333	27,541
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $268,308)		279,505
Foreign Government and Government Agency Obligations - 1.4%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	59,862	75,235
6.8% 2/15/12	4,203	4,232
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,238)		79,467
Fixed-Income Funds - 24.6%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,287,118)	12,440,951	$ 1,340,264
Cash Equivalents - 2.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $130,106)	$ 130,107	130,106
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $5,451,025)		5,663,471
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(209,119)
NET ASSETS - 100%		$ 5,454,352
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
4% 12/1/41	$ (4,500)	(4,688)
4.5% 12/1/41	(28,100)	(29,706)
TOTAL TBA SALE COMMITMENTS (Proceeds $34,348)		$ (34,394)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
505 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 111,353	$ 70

The face value of futures purchased as a percentage of net assets is 2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (4,755)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $314,643,000 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $287,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,553,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$130,106,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 11,456
ING Financial Markets LLC	38,950
Mizuho Securities USA, Inc.	78,121
RBC Capital Markets Corp.	1,579
$ 130,106
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 10,638
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 10,638	$ -	$ 1,340,264	10.4%
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,551,484	$ -	$ 3,551,484	$ -
U.S. Government Agency - Mortgage Securities	282,645	-	282,645	-
Collateralized Mortgage Obligations	279,505	-	279,505	-
Foreign Government and Government Agency Obligations	79,467	-	79,467	-
Fixed-Income Funds	1,340,264	1,340,264	-	-
Cash Equivalents	130,106	-	130,106	-
Total Investments in Securities:	$ 5,663,471	$ 1,340,264	$ 4,323,207	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 70	$ 70	$ -	$ -
Liabilities
Swap Agreements	$ (4,755)	$ -	$ (4,755)	$ -
Total Derivative Instruments:	$ (4,686)	$ 70	$ (4,755)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (34,394)	$ -	$ (34,394)	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $5,451,823,000. Net unrealized appreciation aggregated $211,648,000, of which $216,114,000 related to appreciated investment securities and $4,466,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

November 30, 2011

1.809070.107

GOV-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	$ 50,670	$ 50,778
0.5% 8/9/13	48,720	48,820
0.625% 10/30/14	3,404	3,393
0.75% 12/18/13	7,805	7,831
0.75% 12/19/14	923	921
1.125% 6/27/14	10,214	10,343
4.75% 11/19/12	2,000	2,087
Federal Home Loan Bank:
0.375% 11/27/13	38,800	38,736
0.875% 8/22/12	8,580	8,619
Freddie Mac:
0.75% 11/25/14	133,882	133,931
1% 8/27/14	15,111	15,249
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,046	2,154
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,639
5.685% 5/15/12	24,035	24,641
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,630	3,932
Series 2002-20K Class 1, 5.08% 11/1/22	7,244	7,904
Series 2003-P10B, Class 1 5.136% 8/10/13	2,090	2,190
Series 2004-20H Class 1, 5.17% 8/1/24	2,248	2,470
Tennessee Valley Authority:
3.875% 2/15/21	33,790	37,732
5.25% 9/15/39	12,000	15,060
5.375% 4/1/56	8,429	11,191
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		452,621
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41	15,791	21,237
U.S. Treasury Obligations - 50.2%
U.S. Treasury Bonds:
3.125% 11/15/41	15,000	15,178
3.75% 8/15/41	42,345	48,167
4.375% 2/15/38	14,154	17,763
4.375% 5/15/41	130,287	164,345
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5% 5/15/37 (c)	$ 60,700	$ 83,074
5.25% 2/15/29	15,569	20,999
6.125% 11/15/27	77,365	112,506
6.125% 8/15/29	2,877	4,257
8% 11/15/21	14,605	22,530
9.875% 11/15/15	10,285	13,998
U.S. Treasury Notes:
0.125% 8/31/13	332,800	332,101
0.25% 9/15/14	71,417	71,171
0.375% 7/31/13	11,710	11,737
0.375% 11/15/14	30,000	29,981
0.5% 5/31/13	51,764	51,980
0.5% 8/15/14	83,265	83,558
0.5% 10/15/14	90,000	90,274
0.625% 7/15/14	86,384	86,991
0.75% 6/15/14	30,071	30,376
0.875% 11/30/16	156,337	155,641
1% 4/30/12	602	604
1% 9/30/16	148,969	149,528
1% 10/31/16	47,700	47,834
1.25% 10/31/15	29,580	30,246
1.375% 11/15/12	9,743	9,856
1.375% 11/30/15	470	483
1.375% 11/30/18	5,000	4,947
1.75% 7/31/15	28,800	30,008
1.75% 10/31/18	305,619	310,299
1.875% 8/31/17	47,000	48,792
1.875% 9/30/17	87,400	90,643
2% 11/15/21	27,000	26,806
2.125% 11/30/14	61,500	64,613
2.125% 5/31/15	18,669	19,690
2.125% 8/15/21	62,600	62,972
2.375% 8/31/14	20,000	21,086
2.375% 9/30/14	13,017	13,741
2.375% 10/31/14	77,497	81,923
2.5% 6/30/17	10,000	10,741
2.625% 7/31/14 (d)	16,179	17,146
2.75% 11/30/16	18,530	20,128
3.125% 1/31/17	60,773	67,211
3.125% 5/15/21	32,410	35,542
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 33,225	$ 37,952
4% 2/15/15	12,619	14,030
4.25% 11/15/17	27,475	32,283
4.5% 5/15/17	24,685	29,136
4.75% 8/15/17	12,983	15,571
TOTAL U.S. TREASURY OBLIGATIONS		2,740,438
Other Government Related - 6.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	6,060	6,112
3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,780
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (a)	87,150	87,836
1.875% 6/4/12 (FDIC Guaranteed) (a)	33,000	33,305
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	40,500	41,138
1.875% 11/15/12 (FDIC Guaranteed) (a)	18,920	19,241
2% 3/30/12 (FDIC Guaranteed) (a)	16,000	16,099
2.125% 7/12/12 (FDIC Guaranteed) (a)	8,784	8,894
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,169
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,587
3% 12/9/11 (FDIC Guaranteed) (a)	4,720	4,722
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	51,106	51,888
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,776
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,306
3.125% 12/1/11 (FDIC Guaranteed) (a)	790	790
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5978% 12/7/20 (NCUA Guaranteed) (e)	$ 11,241	$ 11,272
Series 2011-R4 Class 1A, 0.6211% 3/6/20 (NCUA Guaranteed) (e)	11,270	11,273
TOTAL OTHER GOVERNMENT RELATED		337,188
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,421,950)		3,551,484
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 3.8%
1.888% 2/1/33 (e)	308	321
1.918% 12/1/34 (e)	330	342
1.929% 10/1/33 (e)	286	296
1.946% 7/1/35 (e)	138	144
1.952% 3/1/35 (e)	265	275
1.96% 10/1/33 (e)	143	148
2.05% 3/1/35 (e)	58	60
2.299% 11/1/33 (e)	813	854
2.301% 7/1/34 (e)	172	181
2.303% 6/1/36 (e)	228	240
2.442% 10/1/33 (e)	245	258
2.457% 3/1/35 (e)	178	187
2.48% 11/1/36 (e)	199	210
2.503% 7/1/35 (e)	551	583
2.508% 2/1/36 (e)	688	727
2.605% 5/1/36 (e)	434	456
3.462% 3/1/40 (e)	9,335	9,707
3.79% 6/1/40 (e)	5,787	6,041
4% 9/1/13 to 11/1/41	5,247	5,475
4% 12/1/41 (b)	131,000	136,462
4.5% 3/1/41 to 9/1/41	34,205	36,419
5% 2/1/16 to 12/1/25	358	380
5% 12/1/41 (b)	3,500	3,761
5.719% 3/1/36 (e)	2,194	2,316
5.954% 3/1/37 (e)	476	518
6.5% 2/1/17 to 5/1/27	1,587	1,756
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
7% 7/1/13	$ 1	$ 1
9% 5/1/14	117	121
9.5% 10/1/20	43	50
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	218	234
		208,524
Freddie Mac - 0.3%
1.847% 3/1/35 (e)	1,051	1,083
2.037% 5/1/37 (e)	588	611
2.593% 6/1/35 (e)	768	814
2.65% 2/1/36 (e)	112	118
2.795% 7/1/36 (e)	769	813
2.798% 7/1/35 (e)	1,846	1,951
2.906% 3/1/33 (e)	56	60
3.171% 10/1/35 (e)	323	344
4.5% 5/1/39 to 10/1/41	9,843	10,414
5.138% 4/1/35 (e)	290	306
5.5% 12/1/27 to 7/1/29	478	518
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	96	108
9.75% 8/1/14	75	83
11% 5/1/14	22	23
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	2	2
13% 6/1/14 to 10/1/14	0*	0*
		17,248
Ginnie Mae - 1.1%
5.492% 4/20/60 (i)	23,451	26,315
5.493% 11/20/59 (i)	27,619	30,558
		56,873
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $278,305)		282,645
Collateralized Mortgage Obligations - 5.1%

U.S. Government Agency - 5.1%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	797	824
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
planned amortization class:
Series 2006-45 Class PO, 6/25/36 (h)	$ 4,108	$ 3,607
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,606
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,746
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,555
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,008
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,100
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	20,906	3,607
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	11,813	1,259
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2372% 8/25/31 (e)	320	324
Series 2002-49 Class FB, 0.8517% 11/18/31 (e)	398	399
Series 2002-60 Class FV, 1.2572% 4/25/32 (e)	169	172
Series 2002-75 Class FA, 1.2572% 11/25/32 (e)	346	352
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,116
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,359	10,492
Series 2005-117, Class JN, 4.5% 1/25/36	645	702
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,490
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,602
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	3,211	287
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	5,849	499
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	11,814	1,817
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	153	158
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8479% 2/15/32 (e)	232	234
Series 2630 Class FL, 0.7479% 6/15/18 (e)	384	387
Series 3008 Class SM, 0% 7/15/35 (e)	111	108
planned amortization class:
Series 1141 Class G, 9% 9/15/21	179	203
Series 2356 Class GD, 6% 9/15/16	174	187
Series 2376 Class JE, 5.5% 11/15/16	1,219	1,305
Series 2381 Class OG, 5.5% 11/15/16	783	834
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,809
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23	$ 7,120	$ 7,995
Series 2682 Class LD, 4.5% 10/15/33	777	851
Series 2810 Class PD, 6% 6/15/33	593	620
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	215	218
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,583
Series 2773 Class HC, 4.5% 4/15/19	704	776
Series 2877 Class ZD, 5% 10/15/34	12,146	13,606
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,078
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,138
Series 3277 Class B, 4% 2/15/22	5,900	6,394
Series 3578, Class B, 4.5% 9/15/24	7,927	8,704
Series 2863 Class DB, 4% 9/15/14	264	265
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,800	9,099
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,997
Series 2010-42 Class PO, 4/20/40 (h)	24,454	19,574
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,466	24,277
Class ZC, 5.5% 7/16/34	23,333	27,541
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $268,308)		279,505
Foreign Government and Government Agency Obligations - 1.4%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	59,862	75,235
6.8% 2/15/12	4,203	4,232
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,238)		79,467
Fixed-Income Funds - 24.6%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,287,118)	12,440,951	$ 1,340,264
Cash Equivalents - 2.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $130,106)	$ 130,107	130,106
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $5,451,025)		5,663,471
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(209,119)
NET ASSETS - 100%		$ 5,454,352
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
4% 12/1/41	$ (4,500)	(4,688)
4.5% 12/1/41	(28,100)	(29,706)
TOTAL TBA SALE COMMITMENTS (Proceeds $34,348)		$ (34,394)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
505 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 111,353	$ 70

The face value of futures purchased as a percentage of net assets is 2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (4,755)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $314,643,000 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $287,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,553,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$130,106,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 11,456
ING Financial Markets LLC	38,950
Mizuho Securities USA, Inc.	78,121
RBC Capital Markets Corp.	1,579
$ 130,106
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 10,638
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 10,638	$ -	$ 1,340,264	10.4%
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,551,484	$ -	$ 3,551,484	$ -
U.S. Government Agency - Mortgage Securities	282,645	-	282,645	-
Collateralized Mortgage Obligations	279,505	-	279,505	-
Foreign Government and Government Agency Obligations	79,467	-	79,467	-
Fixed-Income Funds	1,340,264	1,340,264	-	-
Cash Equivalents	130,106	-	130,106	-
Total Investments in Securities:	$ 5,663,471	$ 1,340,264	$ 4,323,207	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 70	$ 70	$ -	$ -
Liabilities
Swap Agreements	$ (4,755)	$ -	$ (4,755)	$ -
Total Derivative Instruments:	$ (4,686)	$ 70	$ (4,755)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (34,394)	$ -	$ (34,394)	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $5,451,823,000. Net unrealized appreciation aggregated $211,648,000, of which $216,114,000 related to appreciated investment securities and $4,466,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

November 30, 2011

1.809098.107

SLM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 80.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 7.4%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	$ 8,610	$ 8,628
0.5% 8/9/13	9,393	9,412
0.625% 10/30/14	1,963	1,957
0.75% 12/19/14	531	530
1.125% 6/27/14	1,238	1,254
Federal Home Loan Bank:
0.375% 11/27/13	4,770	4,762
0.875% 8/22/12	2,100	2,110
0.875% 12/27/13	465	469
Freddie Mac:
0.375% 11/30/12	2,964	2,970
0.75% 11/25/14	30,048	30,059
1% 7/30/14	4,281	4,311
1% 8/27/14	3,738	3,772
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,689
5.685% 5/15/12	3,915	4,014
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	434	477
Tennessee Valley Authority 3.875% 2/15/21	7,910	8,833
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		87,247
U.S. Treasury Obligations - 63.3%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,769
U.S. Treasury Notes:
0.125% 8/31/13	18,600	18,561
0.25% 11/30/13	10,000	9,998
0.25% 9/15/14	20,565	20,494
0.375% 6/30/13	34,264	34,343
0.375% 11/15/14	15,000	14,991
0.5% 5/31/13	14,409	14,469
0.5% 8/15/14	31,309	31,419
0.5% 10/15/14	15,000	15,046
0.625% 7/15/14	95,597	96,270
0.75% 6/15/14	12,024	12,146
0.875% 11/30/16	26,277	26,160
1% 9/30/16	30,983	31,099
1.375% 11/30/15	941	967
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 7/31/15	$ 2,000	$ 2,084
1.75% 10/31/18	77,978	79,172
1.875% 6/30/15	35,554	37,193
2% 11/15/21	5,000	4,964
2.125% 5/31/15	1,574	1,660
2.125% 8/15/21	26,090	26,245
2.375% 8/31/14	9,290	9,794
2.375% 9/30/14	4,572	4,826
2.375% 10/31/14	16,136	17,058
2.375% 7/31/17	12,000	12,796
2.5% 3/31/15	7,000	7,464
2.5% 6/30/17	1,800	1,933
3% 9/30/16	6,641	7,294
3% 2/28/17	26,424	29,058
3.125% 10/31/16	31,540	34,830
3.125% 1/31/17	27,081	29,950
3.125% 5/15/19	26,941	29,814
3.375% 6/30/13	1,138	1,195
3.625% 8/15/19	9,790	11,183
3.625% 2/15/20	11,372	13,003
4.25% 11/15/17	6,260	7,356
4.5% 5/15/17 (b)	1,369	1,616
4.625% 2/15/17	14,625	17,299
4.75% 8/15/17	12,139	14,559
TOTAL U.S. TREASURY OBLIGATIONS		749,078
Other Government Related - 9.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	1,493	1,506
3.125% 6/15/12 (FDIC Guaranteed) (a)	305	310
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	20,600	20,924
1.875% 11/15/12 (FDIC Guaranteed) (a)	3,800	3,864
2% 3/30/12 (FDIC Guaranteed) (a)	10,000	10,062
2.125% 7/12/12 (FDIC Guaranteed) (a)	2,384	2,414
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	13,000	13,200
2.625% 12/28/12 (FDIC Guaranteed) (a)	4,364	4,481
3% 12/9/11 (FDIC Guaranteed) (a)	1,030	1,030
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	15,000	15,229
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	$ 306	$ 311
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (a)	2,260	2,286
3.125% 12/1/11 (FDIC Guaranteed) (a)	170	170
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5978% 12/7/20 (NCUA Guaranteed) (c)	2,650	2,658
Series 2011-R1 Class 1A, 0.6953% 1/8/20 (NCUA Guaranteed) (c)	3,970	3,973
Series 2011-R4 Class 1A, 0.6211% 3/6/20 (NCUA Guaranteed) (c)	2,439	2,440
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,708
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,213
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,874
TOTAL OTHER GOVERNMENT RELATED		114,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $920,933)		950,978
U.S. Government Agency - Mortgage Securities - 4.0%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 1.1%
1.888% 2/1/33 (c)	34	35
1.918% 12/1/34 (c)	32	34
1.946% 7/1/35 (c)	16	17
1.952% 3/1/35 (c)	33	34
1.96% 10/1/33 (c)	17	17
2.05% 3/1/35 (c)	7	7
2.123% 10/1/35 (c)	46	48
2.299% 11/1/33 (c)	86	90
2.301% 7/1/34 (c)	20	21
2.303% 6/1/36 (c)	22	23
2.326% 7/1/36 (c)	137	142
2.338% 1/1/35 (c)	155	163
2.393% 9/1/36 (c)	75	78
2.426% 3/1/33 (c)	87	92
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.442% 10/1/33 (c)	$ 31	$ 32
2.457% 3/1/35 (c)	21	22
2.48% 11/1/36 (c)	200	212
2.503% 7/1/35 (c)	42	45
2.508% 2/1/36 (c)	65	69
2.513% 2/1/37 (c)	336	355
2.527% 6/1/47 (c)	89	95
2.605% 5/1/36 (c)	42	45
2.632% 4/1/36 (c)	266	280
2.929% 8/1/35 (c)	441	470
3.462% 3/1/40 (c)	2,162	2,249
3.79% 6/1/40 (c)	1,340	1,399
4% 9/1/13	76	80
5% 2/1/16 to 4/1/22	158	169
5.5% 10/1/20 to 4/1/21	3,985	4,314
5.954% 3/1/37 (c)	45	49
6% 6/1/16 to 3/1/34	1,481	1,651
6.5% 6/1/16 to 5/1/27	776	852
7% 3/1/12 to 9/1/14	30	31
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	9	10
11.25% 5/1/14 to 1/1/16	17	19
11.5% 1/1/13 to 6/15/19	22	24
12.25% 8/1/13	0*	0*
12.5% 1/1/13 to 7/1/16	47	52
13% 10/1/14	16	18
13.5% 11/1/14	0*	0*
		13,346
Freddie Mac - 1.6%
1.847% 3/1/35 (c)	103	106
2.037% 5/1/37 (c)	57	60
2.053% 7/1/35 (c)	814	852
2.075% 3/1/37 (c)	22	23
2.283% 6/1/33 (c)	188	195
2.35% 7/1/35 (c)	206	218
2.399% 10/1/35 (c)	185	192
2.418% 11/1/35 (c)	177	187
2.438% 6/1/37 (c)	143	149
2.456% 5/1/37 (c)	351	370
2.467% 5/1/37 (c)	611	651
2.473% 12/1/33 (c)	409	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.48% 4/1/34 (c)	$ 762	$ 803
2.5% 5/1/37 (c)	47	49
2.505% 10/1/36 (c)	230	241
2.508% 12/1/36 (c)	670	698
2.557% 4/1/37 (c)	71	76
2.65% 2/1/36 (c)	15	15
2.72% 1/1/35 (c)	499	528
2.795% 7/1/36 (c)	75	79
2.798% 7/1/35 (c)	186	197
2.906% 3/1/33 (c)	6	6
2.929% 2/1/37 (c)	42	44
3.171% 10/1/35 (c)	31	33
5.5% 11/1/18 to 11/1/21	10,315	11,151
5.847% 6/1/37 (c)	23	24
6.5% 12/1/21	312	343
6.656% 8/1/37 (c)	86	91
7.22% 4/1/37 (c)	4	4
9% 7/1/16	9	10
9.5% 7/1/16 to 8/1/21	109	123
10% 4/1/15 to 3/1/21	182	207
10.5% 1/1/21	2	2
11% 9/1/20	7	8
11.25% 6/1/14	22	24
11.5% 10/1/15 to 11/1/15	15	17
12% 2/1/13 to 11/1/19	9	10
12.25% 11/1/13 to 8/1/15	7	8
12.5% 1/1/13 to 6/1/19	115	126
13% 12/1/13 to 5/1/17	11	12
14% 11/1/12 to 4/1/16	1	1
		18,360
Ginnie Mae - 1.3%
4% 9/15/25	554	593
5.5% 2/20/60 (f)	12,834	14,154
8% 12/15/23	204	235
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	294	345
11% 5/20/16 to 1/20/21	26	31
13% 9/15/13 to 10/15/13	3	3
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
13.25% 8/15/14	$ 4	$ 4
13.5% 12/15/14	1	1
		15,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $45,761)		47,075
Collateralized Mortgage Obligations - 13.9%

U.S. Government Agency - 13.9%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 1994-42 Class FK, 1.7% 4/25/24 (c)	1,575	1,627
Series 2011-83 Class FB, 0.7572% 9/25/41 (c)	5,649	5,671
Series 2011-89 Class FP, 0.5572% 3/25/39 (c)	7,292	7,278
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	35	40
Series 2003-28 Class KG, 5.5% 4/25/23	725	809
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,238
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,964
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,776
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	4,799	828
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2372% 8/25/31 (c)	299	303
Series 2002-60 Class FV, 1.2572% 4/25/32 (c)	84	86
Series 2002-74 Class FV, 0.7072% 11/25/32 (c)	2,656	2,667
Series 2002-75 Class FA, 1.2572% 11/25/32 (c)	173	176
Series 2008-76 Class EF, 0.7447% 9/25/23 (c)	1,146	1,149
Series 2011-104 Class FK, 0.6272% 3/25/39 (c)	4,326	4,333
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	427	458
Series 2002-9 Class PC, 6% 3/25/17	31	34
Series 2004-80 Class LD, 4% 1/25/19	750	776
Series 2005-52 Class PB, 6.5% 12/25/34	334	358
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	122	130
Series 2002-57 Class BD, 5.5% 9/25/17	110	119
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,314
Series 2004-91 Class Z, 5% 12/25/34	2,070	2,321
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-47 Class HK, 4.5% 6/25/20	$ 1,790	$ 1,949
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,725	419
Federal National Mortgage Association Guaranteed pass-thru certifcates:
floater Series 2011-63 Class FL, 0.6572% 7/25/41 (c)	7,600	7,614
Series 2011-67 Class AI, 4% 7/25/26 (d)	1,139	120
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.5979% 5/15/38 (c)	7,061	7,054
planned amortization class:
Series 3856 Class KF, 0.6979% 5/15/41 (c)	4,996	4,988
Series 3867, 0.5979% 4/15/40 (c)	8,411	8,416
Freddie Mac floater 0.5479% 7/15/36 (c)	6,200	6,182
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6479% 11/15/32 (c)	396	397
Series 2630 Class FL, 0.7479% 6/15/18 (c)	41	41
Series 3346 Class FA, 0.4779% 2/15/19 (c)	5,383	5,391
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	124	133
Series 2376 Class JE, 5.5% 11/15/16	119	128
Series 2381 Class OG, 5.5% 11/15/16	76	81
Series 2425 Class JH, 6% 3/15/17	149	161
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,942
Series 2672 Class MG, 5% 9/15/23	1,630	1,830
Series 2684 Class FP, 0.7479% 1/15/33 (c)	4,430	4,448
Series 2695 Class DG, 4% 10/15/18	1,635	1,754
Series 2802 Class OB, 6% 5/15/34	1,355	1,563
Series 2810 Class PD, 6% 6/15/33	653	683
Series 3147 Class PF, 0.5479% 4/15/36 (c)	2,596	2,584
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,289
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,217	1,355
Series 2357 Class ZB, 6.5% 9/15/31	1,055	1,180
Series 2570 Class CU, 4.5% 7/15/17	23	23
Series 2877 Class ZD, 5% 10/15/34	2,677	2,999
Series 2998 Class LY, 5.5% 7/15/25	295	341
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,285
Series 3013 Class VJ, 5% 1/15/14	734	763
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3277 Class B, 4% 2/15/22	$ 1,200	$ 1,301
Series 3578, Class B, 4.5% 9/15/24	1,820	1,998
Series 2715 Class NG, 4.5% 12/15/18	890	968
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5848% 7/20/60 (c)(f)	3,885	3,810
Series 2010-H18 Class AF, 0.5215% 9/20/60 (c)(f)	3,975	3,895
Series 2010-H19 Class FG, 0.5548% 8/20/60 (c)(f)	5,083	4,987
Series 2010-H27 Series FA, 0.6348% 12/20/60 (c)(f)	1,189	1,171
Series 2011-H03 Class FA, 0.7548% 1/20/61 (c)(f)	3,726	3,696
Series 2011-H05 Class FA, 0.7548% 12/20/60 (c)(f)	2,553	2,533
Series 2011-H07 Class FA, 0.7548% 2/20/61 (c)(f)	4,084	4,045
Series 2011-H12 Class FA, 0.7448% 2/20/61 (c)(f)	5,071	5,020
Series 2011-H13 Class FA, 0.7548% 4/20/61 (c)(f)	2,171	2,154
Series 2011-H14:
Class FB, 0.7548% 5/20/61 (c)(f)	2,345	2,331
Class FC, 0.7548% 5/20/61 (c)(f)	2,417	2,402
Series 2011-H17 Class FA, 0.7848% 6/20/61 (c)(f)	3,007	2,988
planned amortization Series 2011-79, 6/20/40 (e)	4,229	3,385
Series 2004-79 Class FA, 0.5548% 1/20/31 (c)	167	167
Series 2010-42 Class PO, 4/20/40 (e)	5,615	4,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,443)		164,914
Foreign Government and Government Agency Obligations - 1.3%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	1,064	1,337
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development): - continued
5.5% 12/4/23	$ 10,700	$ 13,379
6.8% 2/15/12	1,051	1,058
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,381)		15,774
Cash Equivalents - 2.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $31,640)	$ 31,640	31,640
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,176,158)		1,210,381
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(26,651)
NET ASSETS - 100%		$ 1,183,730
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
528 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 116,424	$ 73

The face value of futures purchased as a percentage of net assets is 9.8%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $75,787,000 or 6.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $328,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$31,640,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 2,786
ING Financial Markets LLC	9,472
Mizuho Securities USA, Inc.	18,998
RBC Capital Markets Corp.	384
$ 31,640
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 950,978	$ -	$ 950,978	$ -
U.S. Government Agency - Mortgage Securities	47,075	-	47,075	-
Collateralized Mortgage Obligations	164,914	-	164,914	-
Foreign Government and Government Agency Obligations	15,774	-	15,774	-
Cash Equivalents	31,640	-	31,640	-
Total Investments in Securities:	$ 1,210,381	$ -	$ 1,210,381	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 73	$ 73	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,176,079,000. Net unrealized appreciation aggregated $34,302,000, of which $35,367,000 related to appreciated investment securities and $1,065,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012